WM
GROUPofFUNDS



[graphic omitted]

                                             -----------------------------------
                                                    THE DIFFERENCE IS EXPERIENCE
                                             -----------------------------------
                                                              SEMI-ANNUAL REPORT
                                             FOR THE PERIOD ENDED APRIL 30, 2001

EQUITY FUNDS

    equity income fund

    growth & income fund

    growth fund of the northwest

    growth fund

    mid cap stock fund

    small cap stock fund

    international growth fund

FIXED INCOME FUNDS

    short term income fund

    u.s. government securities fund

    income fund

    high yield fund

MUNICIPAL FUNDS

    tax-exempt bond fund

    california municipal fund

    california insured
    intermediate municipal fund


CONTENTS

message from the president ....................................       1

statements of assets and liabilities ..........................       2

statements of operations ......................................       6

statements of changes in net assets ...........................       8

statements of changes in net assets - capital stock activity ..      12

financial highlights ..........................................      18

portfolio of investments ......................................      33

notes to financial statements .................................      76
(unaudited)

[Photo of William G. Papesh]

Dear Shareholder,

During the six months ended April 30, 2001, U.S. equity markets continued their drastic swings in what turned out to be one of the most volatile periods in recent history. An economic slowdown, coupled with reductions in estimates for corporate profits and multiple layoff announcements, added fuel to the fire throughout the early part of 2001. In an effort to stimulate growth and avoid a prolonged economic slowdown, the Federal Reserve embarked upon an aggressive policy of easing short-term interest rates. Although the markets initially reacted favorably to these lower rates, the volatility persisted, particularly in the technology sector where expectations are for weaker earnings in the coming quarters. Many "dot com" darlings of the late 1990s continued to lose significant value, and despite closing on a strong note, many of these stocks dragged the market down for the period as a whole.

Looking back over the past six months, the equity markets certainly seemed more volatile than we can remember. The frequency of daily percentage moves in market indices increased significantly in 2000 and is running even higher thus far in 2001. Therefore, it's essential to rely on basic investment principles to combat today's market volatility.

While this volatility has likely tested the resolve of many investors, it has underscored the importance of patience, discipline, asset allocation, and professional investment management. Investors who have maintained a long-term perspective and properly allocated and diversified their portfolios have been able to reduce the effects of volatility and stay on course. Diversification and asset allocation are time-tested strategies that have proven to overcome periods of short-term uncertainty and volatility.

When we launched our first mutual fund in 1939, it was among the first 50 funds in the U.S. and provided a diversified pool of both bond and stock securities. The effect of "pooling" multiple securities together significantly reduced the investment risk for our first shareholders. While the mutual fund industry has grown and evolved since then, the same basic tenet of diversification still holds true today. These benefits are especially evident during periods of heightened market volatility. We all know that bear markets can be painful in the short term, but they are an inevitable part of investing. Since 1939, we have experienced 13 significant market downturns. They have occurred about once every five years and each has lasted about 10 months on average.(1) Although these bear markets have experienced an average decline of 20%, each has been followed by a prolonged market recovery, emphasizing the importance of staying invested for the long term.

Lately, it seems many investors have been increasingly focused on finding the next "hot" stock or fund to add to their portfolios. However, it's important to realize that the key to investment success is your overall asset allocation -- the degree in which your entire portfolio is invested among various asset classes. This is also precisely where the advice of your Investment Representative can be best utilized. He or she can help you match your needs and goals with the appropriate investment products, as well as review your current investments to ensure that you are on track to meet your long-term goals.

At the WM GROUP OF FUNDS, we have developed a full array of investment products built on the foundation of diversification and asset allocation. With a wide range of equity and fixed-income funds, as well as our profes-sionally managed and actively allocated STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS, we are confident that there is a solution to meet your long-term investment needs. We suggest that you meet with your Investment Representative regularly to ensure that you have an appropriate mix of asset classes that can help you manage risk and potentially reduce the effects of volatility on your investment portfolio.

Thank you for your continued support and confidence in the WM GROUP OF FUNDS.

    Sincerely,

/s/ William G. Papesh

    William G. Papesh
    President

(1) Source: Ibbotson Associates. Represents S&P 500 data from January 1939 - April 2001.

STATEMENT OF ASSETS AND LIABILITIES

WM GROUP OF FUNDS

APRIL 30, 2001 (UNAUDITED)


                                   EQUITY         GROWTH &         GROWTH FUND                     MID CAP        SMALL CAP
                                   INCOME          INCOME            OF THE         GROWTH          STOCK           STOCK
                                    FUND            FUND            NORTHWEST        FUND            FUND            FUND
                                ------------    --------------    ------------    ------------    ------------    ------------
ASSETS:
Investments, at value
  (See portfolio of investments):
  Securities ................ $436,510,698    $1,597,339,127  $  652,517,214    $821,857,965    $207,667,370    $254,099,716
  Repurchase Agreements .....   44,463,000        33,967,000      67,652,000            --        18,791,000            --
                              ------------    --------------    ------------    ------------    ------------    ------------
    Total Investments (a) ...  480,973,698     1,631,306,127     720,169,214     821,857,965     226,458,370     254,099,716
Cash and/or foreign
  currency (b) ..............        3,456              --             8,569          16,251            --              --
Cash held as collateral for
  loaned securities (note 7)     2,411,480        26,899,300       9,003,750      14,064,156         819,868       6,556,212
Net unrealized appreciation
  of forward foreign currency
  contracts (See portfolio
  of investments) ...........         --                --              --              --              --              --
Variation margin ............         --                --              --              --              --              --
Dividends and/or interest
  receivable ................    1,448,094           807,376         129,357         677,453          63,650          42,220
Receivable for Fund shares
  sold ......................    2,962,452         3,354,682       1,829,440         682,432         106,915          91,931
Receivable from investment
  advisor ...................         --                --              --              --              --              --
Receivable for investment
  securities sold ...........         --                --              --         9,253,557            --           393,519
Prepaid expenses ............        4,846             8,449           3,907          22,764           2,119           5,786
                              ------------    --------------    ------------    ------------    ------------    ------------
    Total Assets ............  487,804,026     1,662,375,934     731,144,237     846,574,578     227,450,922     261,189,384
                              ------------    --------------    ------------    ------------    ------------    ------------
LIABILITIES:
Net unrealized depreciation of
  forward foreign currency
  contracts (See portfolio
  of investments) ...........         --                --              --         1,288,463            --              --
Payable upon return of
  securities loaned (note 7)     2,411,480        26,899,300       9,003,750      14,064,156         819,868       6,556,212
Payable for Fund shares
  redeemed ..................      191,526         1,295,203         399,594         872,768          10,489         150,626
Payable for when-issued
  securities ................         --                --              --              --              --              --
Payable for investment
  securities purchased ......    3,844,222         7,602,047            --         4,783,731         711,054            --
Investment advisory fee
  payable ...................      208,675           668,768         322,340         531,675         131,950         159,793
Shareholder servicing and
  distribution fees payable .       84,203           305,687         170,641         294,136           7,038          44,801
Dividends payable ...........         --                --              --              --              --              --
Due to custodian ............        3,300             2,786            --              --               155         233,067
Accrued legal and audit fees        13,548            31,507          15,091          16,984          14,666          15,304
Accrued printing and postage
  expenses ..................       31,978           186,178          63,569         166,817           7,819          85,519
Accrued expenses and other
  payables ..................       30,165           149,021          76,311         106,940          14,612          47,066
                              ------------    --------------    ------------    ------------    ------------    ------------
  Total Liabilities .........    6,819,097        37,140,497      10,051,296      22,125,670       1,717,651       7,292,388
                              ------------    --------------    ------------    ------------    ------------    ------------
NET ASSETS .................. $480,984,929    $1,625,235,437    $721,092,941    $824,448,908    $225,733,271    $253,896,996
                              ============    ==============    ============    ============    ============    ============

----------------
(a) Investments, at cost .... $425,337,725    $1,310,727,094    $582,931,049    $795,290,510    $182,508,951    $322,876,252
                              ============    ==============    ============    ============    ============    ============
(b) Cash and/or foreign
    currency, at cost ....... $      3,456    $         --      $      8,569    $     16,251    $       --      $       --
                              ============    ==============    ============    ============    ============    ============

                                                See Notes to Financial Statements.

                                                                                                                   CALIFORNIA
                                      U.S.                                                                          INSURED
 INTERNATIONAL     SHORT TERM      GOVERNMENT                        HIGH         TAX-EXEMPT       CALIFORNIA     INTERMEDIATE
    GROWTH          INCOME         SECURITIES       INCOME           YIELD            BOND          MUNICIPAL       MUNICIPAL
      FUND           FUND            FUND            FUND            FUND             FUND             FUND           FUND
  ------------    ------------    ------------    ------------    ------------    ------------    ------------    -----------
$175,401,618    $120,030,435    $510,735,677    $488,651,676    $203,398,057    $254,576,687    $460,831,396    $ 67,584,760
  16,469,000       2,958,000      13,577,000      21,680,000      15,086,000            --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 191,870,618     122,988,435     524,312,677     510,331,676     218,484,057     254,576,687     460,831,396      67,584,760
        --              --               580         349,858         101,870         101,620            --           212,763

  23,308,328      10,088,529      31,528,026      77,442,831      39,433,580            --              --              --



     402,452            --              --              --              --              --              --              --
        --             9,375            --              --              --              --              --              --

     730,275       1,470,574       3,657,438       7,426,424       3,569,943       3,594,461       6,227,916         891,917

   3,428,641             325       5,704,770       1,808,921         410,717         505,959       3,697,269         340,391

        --             3,992            --              --              --              --              --              --

     178,114          14,259             569       1,743,641      10,872,802         326,145       2,374,508            --
       3,483           2,145           7,630           2,128           2,872           1,560           6,815           1,113
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 219,921,911     134,577,634     565,211,690     599,105,479     272,875,841     259,106,432     473,137,904      69,030,944
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------




        --              --              --              --              --              --              --              --

  23,308,328      10,088,529      31,528,026      77,442,831      39,433,580            --              --              --

   7,116,283         174,063         509,749         531,246          25,888         446,749         829,550          25,381

        --              --              --              --              --         5,931,759      13,611,493            --

      86,117            --              --              --         5,516,687            --              --              --

     340,964            --           215,457         209,705         113,365         103,829         187,175          13,748

      14,317           7,005          92,037          65,401          29,219          73,633         209,170          36,997
        --            22,855         282,877         274,739         199,190         308,220         573,501          55,751
     947,246          26,375            --              --              --              --           961,680            --
      19,556          13,014          18,843          15,009          11,734           9,660          17,105           8,456

      28,267           9,719          60,056          54,399           7,747          21,809          32,211           4,305

      73,351          10,554          80,036          84,118          15,423          15,535          44,999           4,193
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
  31,934,429      10,352,114      32,787,081      78,677,448      45,352,833       6,911,194      16,466,884         148,831
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$187,987,482    $124,225,520    $532,424,609    $520,428,031    $227,523,008    $252,195,238    $456,671,020    $ 68,882,113
============    ============    ============    ============    ============    ============    ============    ============


$187,749,404    $121,094,393    $518,052,600    $510,596,750    $237,593,551    $239,233,913    $448,407,764    $ 65,687,679
============    ============    ============    ============    ============    ============    ============    ============

$       --      $       --      $        580    $    349,858    $    101,870    $    101,620    $       --      $    212,763
============    ============    ============    ============    ============    ============    ============    ============


                                                See Notes to Financial Statements.

statements of assets and liabilities (continued)

WM GROUP OF FUNDS

APRIL 30, 2001 (UNAUDITED)


                                   EQUITY         GROWTH &         GROWTH FUND                     MID CAP        SMALL CAP
                                   INCOME          INCOME            OF THE         GROWTH          STOCK           STOCK
                                    FUND            FUND            NORTHWEST        FUND            FUND            FUND
                                ------------    --------------    ------------    ------------    ------------    ------------

NET ASSETS CONSIST OF:
Undistributed net investment
  income/(accumulated net
  investment loss/
  distributions in excess of
  net investment income) .... $  1,559,093    $      (89,082)   $  2,031,295    $   (406,479)   $    175,672    $ (1,157,924)
Accumulated net realized
  gain/(loss) on investments
  sold, futures contracts,
  closed written options,
  forward foreign currency
  contracts and foreign
  currency transactions .....   14,569,744        84,014,603      41,680,604    (118,740,441)      9,160,502      13,313,642
Net unrealized appreciation/
  (depreciation) of
  investments, foreign
  currency, futures contracts,
  forward foreign currency
  contracts and other
  assets and liabilities ....   55,635,973       320,579,033     137,238,165      25,278,992      43,949,419     (68,776,536)
Paid-in capital .............  409,220,119     1,220,730,883     540,142,877     918,316,836     172,447,678     310,517,814
                              ------------    --------------    ------------    ------------    ------------    ------------
    Total Net Assets ........ $480,984,929    $1,625,235,437    $721,092,941    $824,448,908    $225,733,271    $253,896,996
                              ============    ==============    ============    ============    ============    ============
NET ASSETS:
Class A Shares .............. $209,645,797    $  630,922,247    $446,602,875    $230,779,828    $  5,206,593    $ 91,178,786
                              ============    ==============    ============    ============    ============    ============
Class B Shares .............. $ 54,166,120    $  224,355,587    $111,521,784    $334,307,838    $  7,920,813    $ 37,256,294
                              ============    ==============    ============    ============    ============    ============
Class I Shares .............. $217,173,012    $  769,957,603    $162,968,282    $259,361,242    $212,605,865    $125,461,916
                                                                                ============    ============    ============
SHARES OUTSTANDING:
Class A Shares ..............   13,547,325        24,847,370      14,496,248      11,003,433         371,488       5,232,795
                              ============    ==============    ============    ============    ============    ============
Class B Shares ..............    3,517,443         9,078,891       3,896,417      17,112,143         570,677       2,323,458
                              ============    ==============    ============    ============    ============    ============
Class I Shares ..............   14,035,645        30,249,949       5,278,950      12,198,782      15,113,129       7,150,611
                              ============    ==============    ============    ============    ============    ============
CLASS A SHARES:
Net asset value per share of
  beneficial interest
  outstanding* .............. $      15.48    $        25.39    $      30.81    $      20.97    $      14.02    $      17.42
                              ============    ==============    ============    ============    ============    ============
Maximum Sales Charge ........         5.50%             5.50%           5.50%           5.50%           5.50%           5.50%
                              ============    ==============    ============    ============    ============    ============
Maximum offering price per
  share of beneficial
  interest outstanding ...... $      16.38    $        26.87    $      32.60    $      22.19    $      14.84    $      18.43
                              ============    ==============    ============    ============    ============    ============
CLASS B SHARES:
Net asset value and offering
  price per share of
  beneficial interest
  outstanding* .............. $      15.40    $        24.71    $      28.62    $      19.54    $      13.88    $      16.03
                              ============    ==============    ============    ============    ============    ============
CLASS I SHARES:
Net asset value, offering and
  redemption price per share
  of beneficial interest
  outstanding ............... $      15.47    $        25.45    $      30.87    $      21.26    $      14.07    $      17.55
                              ============    ==============    ============    ============    ============    ============

                                                See Notes to Financial Statements.



                                                                                                                  CALIFORNIA
                                     U.S.                                                                          INSURED
INTERNATIONAL     SHORT TERM      GOVERNMENT                        HIGH          TAX-EXEMPT      CALIFORNIA     INTERMEDIATE
   GROWTH          INCOME         SECURITIES       INCOME           YIELD            BOND          MUNICIPAL       MUNICIPAL
     FUND           FUND            FUND            FUND            FUND             FUND             FUND           FUND
 ------------    ------------    ------------    ------------    ------------    ------------    ------------    -----------
$    730,966    $     66,850    $    131,403    $    (90,737)   $   (688,312)   $     56,012    $   (247,797)   $      1,810






    (986,165)     (3,362,811)    (71,093,617)    (26,086,622)     (9,965,433)     (1,080,587)     (5,974,887)        351,107






   4,504,080       1,940,136       6,260,077        (265,074)    (19,110,056)     15,342,774      12,423,632       1,897,081
 183,738,601     125,581,345     597,126,746     546,870,464     257,286,809     237,877,039     450,470,072      66,632,115
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$187,987,482    $124,225,520    $532,424,609    $520,428,031    $227,523,008    $252,195,238    $456,671,020    $ 68,882,113
============    ============    ============    ============    ============    ============    ============    ============

$ 30,455,118    $ 19,033,166    $177,215,976    $132,546,433    $  7,865,339    $217,007,509    $268,803,012    $ 31,641,898
============    ============    ============    ============    ============    ============    ============    ============
$ 10,160,245    $  3,715,554    $ 69,777,199    $ 48,128,201    $ 34,159,930    $ 35,187,729    $187,868,008    $ 37,240,215
============    ============    ============    ============    ============    ============    ============    ============
$147,372,119    $101,476,800    $285,431,434    $339,753,397    $185,497,739            --              --              --
============    ============    ============    ============    ============    ============    ============    ============

   3,155,222       8,086,884      16,399,404      14,653,836         994,197      28,348,351      24,739,077       2,997,056
============    ============    ============    ============    ============    ============    ============    ============
   1,086,770       1,579,000       6,461,416       5,305,003       4,299,359       4,596,679      17,290,286       3,527,879
============    ============    ============    ============    ============    ============    ============    ============
  15,185,310      43,118,817      26,401,402      37,482,401      23,493,188            --              --              --
============    ============    ============    ============    ============



$       9.65    $       2.35    $      10.81    $       9.05    $       7.91    $       7.66    $      10.87    $      10.56
============    ============    ============    ============    ============    ============    ============    ============
        5.50%           3.50%           4.50%           4.50%           4.50%           4.50%           4.50%           4.50%
============    ============    ============    ============    ============    ============    ============    ============


$      10.21    $       2.44    $      11.32    $       9.48    $       8.28    $       8.02    $      11.38    $      11.06
============    ============    ============    ============    ============    ============    ============    ============




$       9.35    $       2.35    $      10.80    $       9.07    $       7.95    $       7.66    $      10.87    $      10.56
============    ============    ============    ============    ============    ============    ============    ============




$       9.70    $       2.35    $      10.81    $       9.06    $       7.90            --              --              --
============    ============    ============    ============    ============


-------------------
* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

                                                See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

WM GROUP OF FUNDS

FOR THE SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)



                                   EQUITY       GROWTH &         GROWTH FUND                     MID CAP        SMALL CAP
                                   INCOME        INCOME            OF THE         GROWTH          STOCK           STOCK
                                    FUND          FUND            NORTHWEST        FUND            FUND            FUND
                                ------------  ------------      ------------    ------------    ------------    ------------

INVESTMENT INCOME:
Dividends ................... $  4,589,686   $  8,965,118       $  3,903,044   $   2,730,739    $    682,563    $    565,951
Foreign withholding tax on
  dividend income ...........      (13,887)          --                 --          (101,612)           --            (6,223)
Interest ....................    2,717,829        739,431          1,730,865       3,279,739         490,156          59,384
Foreign withholding tax on
  interest income ...........         --             --                 --              --              --              --
Securities lending income
  (note 7) ..................       15,971          6,677             76,953         168,668          18,347         149,907
                              ------------   ------------       ------------   -------------    ------------    ------------
    Total investment income .    7,309,599      9,711,226          5,710,862       6,077,534       1,191,066         769,019
                              ------------   ------------       ------------   -------------    ------------    ------------
EXPENSES:
Investment advisory fee .....    1,066,786      4,077,838          2,006,066       4,050,729         762,030       1,185,532
Custodian fees ..............        9,289         29,412             27,161          48,355           4,627           8,378
Legal and audit fees ........       10,887          9,687             12,066           2,799          10,939          13,644
Registration and filing fees        47,040         11,655             74,731          11,571          17,994          14,230
Printing and postage expenses       33,018        219,348             99,014         245,798          10,360          86,843
Other .......................       37,929        230,875            103,533         190,364          24,154          50,387
Shareholder servicing and
  distribution fees:
   Class A Shares ...........      242,545        771,653            520,988         324,567           5,185         131,135
   Class B Shares ...........      244,389      1,131,966            556,793       1,858,758          29,737         214,716
Transfer agent fees:
   Class A Shares ...........       63,787        253,848            170,724         305,687           5,119         137,994
   Class B Shares ...........       34,445        232,622            104,957         491,027           8,866          85,082
Fees waived by the investment
  advisor ...................         --             --                 --              --              --              --
                              ------------   ------------       ------------   -------------    ------------    ------------
    Total expenses ..........    1,790,115      6,968,904          3,676,033       7,529,655         879,011       1,927,941
Fees reduced by credits
  allowed by the custodian ..       (8,352)        (7,597)            (1,925)         (3,713)           (718)           (998)
                              ------------   ------------       ------------   -------------    ------------    ------------
    Net expenses ............    1,781,763      6,961,307          3,674,108       7,525,942         878,293       1,926,943
                              ------------   ------------       ------------   -------------    ------------    ------------
NET INVESTMENT INCOME/(LOSS)     5,527,836      2,749,919          2,036,754      (1,448,408)        312,773      (1,157,924)
                              ------------   ------------       ------------   -------------    ------------    ------------

NET REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS:
Realized gain/(loss) from:
  Security transactions .....   14,588,809     84,665,330         41,744,460    (106,153,060)      9,167,044      14,506,430
  Foward foreign currency
    contracts and foreign
    currency transactions ...         --             --                 --           644,077            --              --
  Futures contracts .........         --             --                 --              --              --              --
                              ------------   ------------       ------------   -------------    ------------    ------------
    Net realized gain/(loss)
      on investment
      transactions ..........   14,588,809     84,665,330         41,744,460    (105,508,983)      9,167,044      14,506,430
                              ------------   ------------       ------------   -------------    ------------    ------------
Change in unrealized
  appreciation/(depreciation) of:
  Securities ................   12,555,991   (115,718,930)       (46,277,087)   (212,151,459)     14,097,745     (95,731,870)
  Forward foreign currency
    contracts ...............         --             --                 --        (4,738,087)           --              --
  Foreign currency, futures
    contracts and other assets
    and liabilities .........         --             --                 --              --              --              --
                              ------------   ------------       ------------   -------------    ------------    ------------
    Net change in unrealized
      appreciation/
      (depreciation) of
      investment transactions   12,555,991   (115,718,930)       (46,277,087)   (216,889,546)     14,097,745     (95,731,870)
                              ------------   ------------       ------------   -------------    ------------    ------------
Net realized and unrealized
  gain/(loss) on investment
  transactions ..............   27,144,800    (31,053,600)        (4,532,627)   (322,398,529)     23,264,789     (81,225,440)
                              ------------   ------------       ------------   -------------    ------------    ------------
NET INCREASE/(DECREASE) IN
NET ASSETS RESULTING FROM
  OPERATIONS ................ $ 32,672,636   $(28,303,681)      $ (2,495,873)  $(323,846,937)   $ 23,577,562    $(82,383,364)
                              ============   ============       ============   =============    ============    ============

                                                See Notes to Financial Statements.

                                                                                                                   CALIFORNIA
                                      U.S.                                                                          INSURED
 INTERNATIONAL     SHORT TERM      GOVERNMENT                        HIGH          TAX-EXEMPT      CALIFORNIA     INTERMEDIATE
    GROWTH          INCOME         SECURITIES       INCOME           YIELD            BOND          MUNICIPAL       MUNICIPAL
      FUND           FUND            FUND            FUND            FUND             FUND             FUND           FUND
  ------------    ------------    ------------    ------------    ------------    ------------    ------------    -----------
  $  1,339,462    $       --      $       --      $     18,818    $  1,071,405    $       --      $       --      $       --

      (141,536)           --              --              --              --              --              --              --
       343,276       3,903,400      16,917,057      19,200,199      11,271,719       7,082,979      12,309,660       1,631,701

          --            (3,047)           --              --              --              --              --              --

        73,137           6,106          35,718          83,065          83,848            --              --              --
  ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
     1,614,339       3,906,459      16,952,775      19,302,082      12,426,972       7,082,979      12,309,660       1,631,701
  ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       873,117         296,879       1,232,119       1,208,855         673,621         618,670       1,083,698         165,479
        97,339           4,360          18,476           5,667          12,120          10,311          18,804          11,708
        13,555           9,918          11,014          12,125          15,167           8,189          11,926          14,751
         8,230           9,672          25,332          21,615          14,824          15,208          10,043           6,166
        26,731          11,258          60,347          57,478          10,507          41,661          37,687           4,149
        33,573          16,778          70,759          81,789          26,047          39,355          61,845           9,523


        33,007          24,371         214,043         164,110           9,332         269,433         324,748          37,276
        54,705          17,033         292,638         212,067         164,583         161,528         868,406         181,852

        62,415          32,831         125,922         110,197           5,531          70,585          69,672           7,320
        28,870           5,740          38,747          32,847          15,277           8,925          37,632           8,696

          --          (206,931)           --              --              --              --              --           (57,047)
  ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
     1,231,542         221,909       2,089,397       1,906,750         947,009       1,243,865       2,524,461         389,873

          (258)           (291)            (26)         (5,667)        (11,850)        (18,804)        (11,886)
  ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
     1,231,284         221,618       2,089,371       1,901,083         935,900       1,232,015       2,505,657         377,987
  ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
       383,055       3,684,841      14,863,404      17,400,999      11,491,072       5,850,964       9,804,003       1,253,714
  ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------




    (2,013,107)        148,960          61,491       3,074,662      (8,639,750)        896,335       2,611,663         354,677


     1,186,304            --              --              --              --              --              --              --
          --          (413,721)           --              --              --              --              --              --
  ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      (826,803)       (264,761)         61,491       3,074,662      (8,639,750)        896,335       2,611,663         354,677
  ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------



    (9,974,445)      3,263,755      11,488,574       4,698,130      (6,438,542)      2,872,087        (953,373)         14,023

       749,969            --              --              --              --              --              --              --


        23,156          91,407            --              --              --              --              --              --
  ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------



    (9,201,320)      3,355,162      11,488,574       4,698,130      (6,438,542)      2,872,087        (953,373)         14,023
  ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   (10,028,123)      3,090,401      11,550,065       7,772,792     (15,078,292)      3,768,422       1,658,290         368,700
  ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


  $ (9,645,068)   $  6,775,242    $ 26,413,469    $ 25,173,791    $ (3,587,220)   $  9,619,386    $ 11,462,293    $  1,622,414
  ============    ============    ============    ============    ============    ============    ============    ============

                                                See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

WM GROUP OF FUNDS

FOR THE SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)

                                   EQUITY       GROWTH &         GROWTH FUND                     MID CAP        SMALL CAP
                                   INCOME        INCOME            OF THE         GROWTH          STOCK           STOCK
                                    FUND          FUND            NORTHWEST        FUND            FUND            FUND
                                ------------  ------------      ------------    ------------    ------------    ------------

Net investment income/(loss)  $  5,527,836   $    2,749,919     $  2,036,754   $   (1,448,408)  $    312,773    $ (1,157,924)
Net realized gain/(loss) on
  investment transactions ...   14,588,809       84,665,330       41,744,460     (105,508,983)     9,167,044      14,506,430
Net change in unrealized
  appreciation/(depreciation)
  of investment transactions    12,555,991     (115,718,930)     (46,277,087)    (216,889,546)    14,097,745     (95,731,870)
                              ------------   --------------     ------------   --------------   ------------    ------------
Net increase/(decrease) in
  net assets resulting from
  operations ................   32,672,636      (28,303,681)      (2,495,873)    (323,846,937)    23,577,562     (82,383,364)
Distributions to shareholders
  from:
  Net investment income:
    Class A Shares ..........   (2,827,266)        (872,167)        (453,924)      (2,459,581)          --              --
    Class B Shares ..........     (516,171)            --               --           (856,284)          --              --
    Class I Shares ..........   (1,871,911)      (1,966,834)        (652,455)      (4,670,162)      (347,494)           --
  Net realized gains on
    investments:
    Class A Shares ..........  (13,756,024)     (28,243,935)     (61,651,639)     (42,339,755)       (12,521)    (16,106,051)
    Class B Shares ..........   (3,402,670)     (10,639,936)     (17,444,425)     (64,393,121)       (18,594)     (7,096,946)
    Class I Shares ..........   (7,171,310)     (31,908,067)     (21,574,782)     (50,397,280)      (658,961)    (19,257,208)
Net increase/(decrease) in
  net assets from Fund
  share transactions:
    Class A Shares ..........   18,075,532        9,740,701       67,644,467       19,766,270      2,273,699       6,023,805
    Class B Shares ..........    6,813,540       (2,147,890)      13,604,821       41,205,436      3,468,427       3,146,279
    Class I Shares ..........  117,296,037       89,639,957       36,237,408       29,700,582     14,568,965      32,817,234
                              ------------   --------------     ------------   --------------   ------------    ------------
Net increase/(decrease) in
  net assets ................  145,312,393       (4,701,852)      13,213,598     (398,290,832)    42,851,083     (82,856,251)
NET ASSETS:
Beginning of period .........  335,672,536    1,629,937,289      707,879,343    1,222,739,740    182,882,188     336,753,247
                              ------------   --------------     ------------   --------------   ------------    ------------
End of period ............... $480,984,929   $1,625,235,437     $721,092,941   $  824,448,908   $225,733,271    $253,896,996
                              ============   ==============     ============   ==============   ============    ============
Undistributed net investment
  income/(accumulated net
  investment loss/
  distributions in excess
  of net investment
  income) at end of period .. $  1,559,093   $      (89,082)    $  2,031,295   $     (406,479)  $    175,672    $ (1,157,924)
                              ============   ==============     ============   ==============   ============    ============

                                                See Notes to Financial Statements.

                                                                                                                   CALIFORNIA
                                      U.S.                                                                          INSURED
 INTERNATIONAL     SHORT TERM      GOVERNMENT                        HIGH          TAX-EXEMPT      CALIFORNIA     INTERMEDIATE
    GROWTH          INCOME         SECURITIES       INCOME           YIELD            BOND          MUNICIPAL       MUNICIPAL
      FUND           FUND            FUND            FUND            FUND             FUND             FUND           FUND
  ------------    ------------    ------------    ------------    ------------    ------------    ------------    -----------
  $    383,055    $  3,684,841    $ 14,863,404    $ 17,400,999    $ 11,491,072    $  5,850,964    $  9,804,003    $  1,253,714

      (826,803)       (264,761)         61,491       3,074,662      (8,639,750)        896,335       2,611,663         354,677


    (9,201,320)      3,355,162      11,488,574       4,698,130      (6,438,542)      2,872,087        (953,373)         14,023
  ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    (9,645,068)      6,775,242      26,413,469      25,173,791      (3,587,220)      9,619,386      11,462,293       1,622,414



          --          (560,666)     (5,083,287)     (4,692,288)       (416,129)     (5,218,840)     (6,278,052)       (626,018)
          --           (85,330)     (1,517,950)     (1,355,211)     (1,714,674)       (660,539)     (3,548,781)       (628,914)
          --        (3,009,788)     (8,297,660)    (11,661,265)    (10,081,276)           --              --              --


    (1,663,387)           --              --              --              --              --              --          (235,542)
      (764,219)           --              --              --              --              --              --          (287,950)
    (9,090,446)           --              --              --              --              --              --              --



     2,671,037      (1,713,846)      4,380,665      (1,109,058)        279,086       6,519,769      18,722,027       2,063,216
      (532,101)        166,145      13,444,678       8,214,168       3,744,539       8,293,941      27,286,743       1,632,663
    20,505,771       5,228,301      32,082,469      47,867,058      30,138,257            --              --              --
  ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     1,481,587       6,800,058      61,422,384      62,437,195      18,362,583      18,553,717      47,644,230       3,539,869

   186,505,895     117,425,462     471,002,225     457,990,836     209,160,425     233,641,521     409,026,790      65,342,244
  ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
  $187,987,482    $124,225,520    $532,424,609    $520,428,031    $227,523,008    $252,195,238    $456,671,020    $ 68,882,113
  ============    ============    ============    ============    ============    ============    ============    ============





  $    730,966    $     66,850    $    131,403    $    (90,737)   $   (688,312)   $     56,012    $   (247,797)   $      1,810
  ============    ============    ============    ============    ============    ============    ============    ============

                                                See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

WM GROUP OF FUNDS

FOR THE YEAR ENDED OCTOBER 31, 2000
                                  EQUITY        GROWTH &         GROWTH FUND                     MID CAP        SMALL CAP
                                  INCOME         INCOME            OF THE         GROWTH          STOCK           STOCK
                                   FUND           FUND            NORTHWEST        FUND            FUND            FUND
                               ------------   ------------      ------------    ------------    ------------    ------------
Net investment income/(loss)  $  9,158,960   $    3,223,002     $  1,100,920   $   (6,413,597)  $    210,393    $ (2,720,247)
Net realized gain/(loss) on
investment transactions .....   29,109,687       77,329,909      105,954,776      185,638,328        683,534      51,380,726
Net change in unrealized
  appreciation/(depreciation)
  of investment transactions    (1,244,383)     117,570,097       15,243,383       25,643,555     29,851,674       4,624,844
                              ------------   --------------     ------------   --------------   ------------    ------------
Net increase in net assets
resulting from operations ...   37,024,264      198,123,008      122,299,079      204,868,286     30,745,601      53,285,323
Distributions to shareholders
  from:
  Net investment income:
    Class A Shares ..........   (6,905,223)        (747,466)            --               --             --              --
    Class B Shares ..........   (1,465,739)            --               --               --             --              --
    Class I Shares ..........     (593,398)      (2,475,536)            --               --             --              --
  In excess of net investment income:
    Class A Shares ..........         --               --               --               --             --              --
    Class B Shares ..........         --               --               --               --             --              --
    Class I Shares ..........      (33,577)            --               --               --             --              --
  Net realized gains on
    investments:
    Class A Shares ..........   (7,152,213)     (23,318,555)     (43,607,604)     (31,348,136)          --       (12,252,014)
    Class B Shares ..........   (2,218,969)      (7,955,993)     (10,627,788)     (33,045,218)          --        (4,148,715)
    Class I Shares ..........         --        (15,881,027)        (823,473)     (50,654,245)          --              --
Net increase/(decrease) in
  net assets from Fund share
  transactions:
    Class A Shares ..........  (61,449,288)    (106,959,291)      50,293,244       77,133,035      2,229,928       4,291,201
    Class B Shares ..........  (30,814,769)     (11,747,378)      28,078,251      252,727,462      3,524,669      17,337,026
    Class I Shares ..........   92,050,285      200,219,569      139,527,513      (50,178,596)   146,381,990     157,141,454
                              ------------   --------------     ------------   --------------   ------------    ------------
Net increase/(decrease) in
  net assets ................   18,441,373      229,257,331      285,139,222      369,502,588    182,882,188     215,654,275
NET ASSETS:
Beginning of year ...........  317,231,163    1,400,679,958      422,740,121      853,237,152           --       121,098,972
                              ------------   --------------     ------------   --------------   ------------    ------------
End of year ................. $335,672,536   $1,629,937,289     $707,879,343   $1,222,739,740   $182,882,188    $336,753,247
                              ============   ==============     ============   ==============   ============    ============
Undistributed net investment
  income/(accumulated net
  investment loss/
  distributions in excess of
  net investment income) at
  end of year ............... $  1,246,605   $         --       $  1,100,920   $    9,027,956   $    210,393    $       --
                              ============   ==============     ============   ==============   ============    ============

                                                See Notes to Financial Statements.

                                                                                                                   CALIFORNIA
                                      U.S.                                                                          INSURED
 INTERNATIONAL     SHORT TERM      GOVERNMENT                        HIGH          TAX-EXEMPT      CALIFORNIA     INTERMEDIATE
    GROWTH          INCOME         SECURITIES       INCOME           YIELD            BOND          MUNICIPAL       MUNICIPAL
      FUND           FUND            FUND            FUND            FUND             FUND             FUND           FUND
  ------------    ------------    ------------    ------------    ------------    ------------    ------------    -----------
  $    431,904    $  8,266,402    $ 28,644,232    $ 27,611,529    $ 15,778,312    $ 13,121,995    $ 19,992,726    $  2,431,720

    16,530,085        (948,860)     (1,911,166)      1,094,450      (1,129,201)        873,538      (4,447,588)        523,038


   (10,369,429)        402,868       3,272,397      (3,150,240)    (10,577,782)      3,404,854      17,708,l67       1,227,571
  ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     6,592,560       7,720,410      30,005,463      25,555,739       4,071,329      17,400,387      33,253,305       4,182,329



          --        (1,278,299)    (11,458,108)    (10,338,428)       (739,027)    (11,915,858)    (13,435,754)     (1,229,926)
          --          (195,897)     (3,273,470)     (2,522,065)     (2,511,475)     (1,173,152)     (6,395,781)     (1,201,794)
    (3,268,236)     (6,797,219)    (13,700,499)    (14,806,027)    (12,484,162)           --              --              --

      (354,293)           --              --            (1,687)           --              --              --              --
       (67,963)           --              --              (460)           --              --              --              --
          --              --              --            (2,288)           --              --              --              --


          (691)           --              --              --              --              --              --           (76,974)
          (305)           --              --              --              --              --              --           (86,506)
        (3,613)           --              --              --              --              --              --              --



       156,335      (6,790,986)    (52,826,734)    (38,803,038)      2,804,513     (44,342,808)    (43,343,707)     (2,301,750)
     1,716,595      (1,129,236)    (17,569,598)     (2,994,453)     13,248,802         799,613      21,178,631        (696,209)
   (21,594,050)    (44,714,540)     60,774,836     210,826,187     133,021,434            --              --              --
  ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   (16,823,661)    (53,185,767)     (8,048,110)    166,913,480     137,411,414     (39,231,818)     (8,743,306)     (1,410,830)

   203,329,556     170,611,229     479,050,335     291,077,356      71,749,011     272,873,339     417,770,096      66,753,074
  ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
  $186,505,895    $117,425,462    $471,002,225    $457,990,836    $209,160,425    $233,641,521    $409,026,790    $ 65,342,244
  ============    ============    ============    ============    ============    ============    ============    ============





  $    347,911    $     37,793    $    166,896    $    217,028    $     32,695    $     84,427    $   (224,967)   $      3,028
  ============    ============    ============    ============    ============    ============    ============    ============

---------------------
* The Mid Cap Stock Fund commenced operations on March 1, 2000.

                                                See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS-- CAPITAL STOCK ACTIVITY

WM GROUP OF FUNDS

                                                                                                              GROWTH FUND OF
                                       EQUITY INCOME FUND              GROWTH & INCOME FUND OF                 THE NORTHWEST
                                  -----------------------------    ------------------------------     -----------------------------
                                   SIX MONTHS                        SIX MONTHS                       SIX MONTHS
                                     ENDED                             ENDED                             ENDED
                                    04/30/01       YEAR ENDED         04/30/01        YEAR ENDED        04/30/01        YEAR ENDED
                                  (UNAUDITED)       10/31/00        (UNAUDITED)        10/31/00       (UNAUDITED)       10/31/00
                                  ------------    -------------    --------------    ------------    -------------    -------------
AMOUNT
  CLASS A:
    Sold ........................ $ 17,140,786    $ 12,787,528      $ 39,063,333    $ 70,706,935     $ 42,600,630     $ 69,646,375
    Issued as reinvestment of
      dividends                     15,799,463      13,369,176        28,341,588      23,532,211       60,924,268       42,754,720
    Redeemed ....................  (14,864,717)    (87,605,992)      (57,664,220)   (201,198,437)     (35,880,431)     (62,107,851)
                                  ------------    ------------      ------------    ------------     ------------     ------------
    Net increase/(decrease) ..... $ 18,075,532    $(61,449,288)     $  9,740,701    $(106,959,291)   $ 67,644,467     $ 50,293,244
                                  ============    ============      ============    ============     ============     ============
  CLASS B:
    Sold ........................ $ 10,346,473    $  4,783,795      $ 15,086,120    $ 45,012,532     $ 13,566,935     $ 33,346,302
    Issued as reinvestment of
      dividends .................    3,844,993       3,616,538        10,462,761       7,822,052       17,178,930       10,490,966
    Redeemed ....................   (7,377,926)    (39,215,102)      (27,696,771)    (64,581,962)     (17,141,044)     (15,759,017)
                                  ------------    ------------      ------------    ------------     ------------     ------------
    Net increase/(decrease) ..... $  6,813,540    $(30,814,769)     $ (2,147,890)   $(11,747,378)    $ 13,604,821     $ 28,078,251
                                  ============    ============      ============    ============     ============     ============
  CLASS I:
    Sold ........................ $108,252,816    $ 91,459,710      $ 56,570,056    $205,418,753     $ 14,040,171     $138,754,440
    Issued as reinvestment of
      dividends .................    9,043,221         626,975        33,874,901      18,356,562       22,227,237          823,473
    Redeemed ....................         --           (36,400)         (805,000)    (23,555,746)         (30,000)         (50,400)
                                  ------------    ------------      ------------    ------------     ------------     ------------
    Net increase ................ $117,296,037    $ 92,050,285      $ 89,639,957    $200,219,569     $ 36,237,408     $139,527,513
                                  ============    ============      ============    ============     ============     ============
SHARES
  CLASS A:
    Sold ........................    1,138,948         876,960         1,557,552       2,778,433        1,428,174        1,934,105
    Issued as reinvestment of
      dividends .................    1,089,541         930,070         1,154,052         955,496        2,049,639        1,434,241
    Redeemed ....................     (987,180)     (6,061,461)       (2,290,349)     (7,991,703)      (1,189,862)      (1,740,957)
                                  ------------    ------------      ------------    ------------     ------------     ------------
    Net increase/(decrease) .....    1,241,309      (4,254,431)          421,255      (4,257,774)       2,287,951        1,627,389
                                  ============    ============      ============    ============     ============     ============
  CLASS B:
    Sold ........................      689,779         332,752           614,332       1,820,367          479,128          982,544
    Issued as reinvestment of
      dividends .................      266,581         253,168           436,676         324,540          620,402          370,837
    Redeemed ....................     (492,286)     (2,726,907)       (1,131,567)     (2,605,679)        (622,097)        (469,890)
                                  ------------    ------------      ------------    ------------     ------------     ------------
    Net increase/(decrease) .....      464,074      (2,140,987)          (80,559)       (460,772)         477,433          883,491
                                  ============    ============      ============    ============     ============     ============
  CLASS I:
    Sold ........................    7,225,417       6,147,404         2,202,168       8,176,333          436,224        3,881,918
    Issued as reinvestment of
      dividends .................      623,250          42,051         1,376,794         739,968          745,022           27,614
    Redeemed ....................         --            (2,477)          (31,487)       (944,935)          (1,002)          (1,307)
                                                  ------------      ------------    ------------     ------------     ------------
    Net increase ................    7,848,667       6,186,978         3,547,475       7,971,366        1,180,244        3,908,225
                                  ============    ============      ============    ============     ============     ============

                                                See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY

WM GROUP OF FUNDS
                                                                               MID CAP                           SMALL CAP
                                           GROWTH FUND                       STOCK FUND                          STOCK FUND
                                  -----------------------------    ------------------------------     -----------------------------
                                   SIX MONTHS                        SIX MONTHS                       SIX MONTHS
                                     ENDED                             ENDED                             ENDED
                                    04/30/01       YEAR ENDED         04/30/01        YEAR ENDED        04/30/01        YEAR ENDED
                                  (UNAUDITED)       10/31/00        (UNAUDITED)        10/31/00       (UNAUDITED)       10/31/00
                                  ------------    -------------    --------------    ------------    -------------    -------------
AMOUNT
  CLASS A:
    Sold ........................ $ 20,476,489    $388,884,321      $  3,093,140    $  2,466,287     $ 33,291,179     $ 62,129,618
    Issued as reinvestment of
      dividends .................   43,458,321      30,575,687            12,441            --         15,840,702       12,107,471
     Redeemed ...................  (44,168,540)   (342,326,973)         (831,882)       (236,359)     (43,108,076)     (69,945,888)
                                  ------------    ------------      ------------    ------------     ------------     ------------
    Net increase ................ $ 19,766,270    $ 77,133,035      $  2,273,699    $  2,229,928     $  6,023,805     $  4,291,201
                                  ============    ============      ============    ============     ============     ============
  CLASS B:
    Sold ........................ $ 30,651,719    $299,273,847      $  4,095,174    $  3,888,812     $  2,051,364     $ 23,786,600
    Issued as reinvestment of
      dividends .................   63,652,245      32,331,222            18,570            --          6,956,134        4,070,608
    Redeemed ....................  (53,098,528)    (78,877,607)         (645,317)       (364,143)      (5,861,219)     (10,520,182)
                                  ------------    ------------      ------------    ------------     ------------     ------------
    Net increase ................ $ 41,205,436    $252,727,462      $  3,468,427    $  3,524,669     $  3,146,279     $ 17,337,026
                                  ============    ============      ============    ============     ============     ============
  CLASS I:
    Sold ........................ $ 23,377,640    $ 54,016,326      $ 13,607,510    $146,437,490     $ 13,576,526     $157,185,854
    Issued as reinvestment of
      dividends .................   55,067,442      50,654,249         1,006,455            --         19,257,208             --
    Redeemed ....................  (48,744,500)   (154,849,171)          (45,000)        (55,500)         (16,500)         (44,400)
                                  ------------    ------------      ------------    ------------     ------------     ------------
    Net increase/(decrease) ..... $ 29,700,582    $(50,178,596)     $ 14,568,965    $146,381,990     $ 32,817,234     $157,141,454
                                  ============    ============      ============    ============     ============     ============
SHARES
  CLASS A:
    Sold ........................      886,090      11,019,806           239,752         215,033        1,761,528        2,119,895
    Issued as reinvestment of
      dividends .................    1,663,579       1,004,430               992            --            769,713          581,821
    Redeemed ....................   (1,972,262)     (9,687,197)          (64,130)        (20,159)      (2,257,770)      (2,440,991)
                                  ------------    ------------      ------------    ------------     ------------     ------------
    Net increase ................      577,407       2,337,039           176,614         194,874          273,471          260,725
                                  ============    ============      ============    ============     ============     ============
  CLASS B:
    Sold ........................    1,414,294       8,915,156           316,765         332,972          112,262          815,955
    Issued as reinvestment of
      dividends .................    2,620,324       1,123,538             1,490            --            366,112          207,662
    Redeemed ....................   (2,579,637)     (2,388,103)          (49,632)        (30,918)        (336,908)        (398,402)
                                  ------------    ------------      ------------    ------------     ------------     ------------
    Net increase ................    1,454,981       7,650,591           268,623         302,054          141,466          625,215
                                  ============    ============      ============    ============     ============     ============
  CLASS I:
    Sold ........................      914,906       1,582,791         1,034,912      14,005,493          613,833        5,607,580
    Issued as reinvestment of
      dividends .................    2,077,136       1,647,773            80,545            --            931,650             --
    Redeemed ....................   (2,802,038)     (4,117,925)           (3,235)         (4,586)            (874)          (1,578)
                                  ------------    ------------      ------------    ------------     ------------     ------------
    Net increase/(decrease) .....      190,004        (887,361)        1,112,222      14,000,907        1,544,609        5,606,002
                                  ============    ============      ============    ============     ============     ============
------------------
(a) The Mid Cap Stock Fund commenced operations on March 1, 2000.

                                                See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS-- CAPITAL STOCK ACTIVITY

WM GROUP OF FUNDS
                                          INTERNATIONAL                      SHORT TERM                       U.S. GOVERNMENT
                                           GROWTH FUND                       INCOME FUND                      SECURITIES FUND
                                  -----------------------------    ------------------------------     -----------------------------
                                   SIX MONTHS                        SIX MONTHS                       SIX MONTHS
                                     ENDED                             ENDED                             ENDED
                                    04/30/01       YEAR ENDED         04/30/01        YEAR ENDED        04/30/01        YEAR ENDED
                                  (UNAUDITED)       10/31/00        (UNAUDITED)        10/31/00       (UNAUDITED)       10/31/00
                                  ------------    -------------    --------------    ------------    -------------    -------------
AMOUNT
  CLASS A:
    Sold ........................ $184,351,179    $ 40,026,706      $    705,127    $  6,296,721     $115,076,048
                                                                                                                      $ 13,683,764
    Issued as reinvestment of
      dividends .................    1,580,048         348,185           426,143         932,571        3,554,594        7,986,790
    Redeemed .................... (183,260,190)    (40,218,556)       (2,845,116)    (14,020,278)    (114,249,977)     (74,497,288)
                                  ------------    ------------      ------------    ------------     ------------     ------------
    Net increase/(decrease) ..... $  2,671,037    $    156,335      $ (1,713,846)   $ (6,790,986)    $  4,380,665     $(52,826,734)
                                  ============    ============      ============    ============     ============     ============
  CLASS B:
    Sold ........................ $    186,550    $  4,967,237      $    848,158    $  1,201,309     $ 19,547,177     $ 16,422,051
    Issued as reinvestment of
      dividends .................      756,739          67,625            70,654         156,554        1,219,622        2,575,301
    Redeemed ....................   (1,475,390)     (3,318,267)         (752,667)     (2,487,099)      (7,322,121)     (36,566,950)
                                  ------------    ------------      ------------    ------------     ------------     ------------
    Net increase/(decrease) ..... $   (532,101)   $  1,716,595      $    166,145    $ (1,129,236)    $ 13,444,678     $(17,569,598)
                                  ------------    ------------      ------------    ------------     ------------     ------------
  CLASS I:
    Sold ........................ $ 11,415,325    $ 41,835,841      $  3,148,513    $  6,558,302     $ 24,909,809     $ 76,147,760
    Issued as reinvestment of
      dividends .................    9,090,446       3,271,849         3,009,788       6,796,675        8,297,660       13,700,499
    Redeemed ....................         --       (66,701,740)         (930,000)    (58,069,517)      (1,125,000)     (29,073,423)
                                  ------------    ------------      ------------    ------------     ------------     ------------
    Net increase/(decrease) ..... $ 20,505,771    $(21,594,050)     $  5,228,301    $(44,714,540)    $ 32,082,469     $ 60,774,836
                                  ============    ============      ============    ============     ============     ============
SHARES
  CLASS A:
    Sold ........................   19,496,992       3,241,714           302,557       2,773,313       10,648,661        1,311,611
    Issued as reinvestment of
      dividends .................      154,452          27,788           182,666         409,649          329,201          768,978
    Redeemed ....................  (19,139,509)     (3,195,657)       (1,219,442)     (6,166,906)     (10,575,113)      (7,174,532)
                                  ------------    ------------      ------------    ------------     ------------     ------------
    Net increase/(decrease) .....      511,935          73,845          (734,219)     (2,983,944)         402,749       (5,093,943)
                                  ============    ============      ============    ============     ============     ============
  CLASS B:
    Sold ........................       18,884         392,403           361,250         529,097        1,805,562        1,581,026
    Issued as reinvestment of
      dividends .................       76,054           5,502            30,285          68,763          113,000          248,079
    Redeemed ....................     (155,121)       (271,996)         (322,175)     (1,094,096)        (681,746)      (3,533,243)
                                  ------------    ------------      ------------    ------------     ------------     ------------
    Net increase/(decrease) .....      (60,183)        125,909            69,360        (496,236)       1,236,816       (1,704,138)
                                  ============    ============      ============    ============     ============     ============
  CLASS I:
    Sold ........................    1,100,953       3,358,465         1,341,593       2,870,381        2,307,896        7,349,701
    Issued as reinvestment of
      dividends .................      886,008         261,957         1,289,878       2,985,391          768,014        1,317,932
    Redeemed ....................         --        (5,085,452)         (402,173)    (25,581,567)        (104,968)      (2,812,172)
                                  ------------    ------------      ------------    ------------     ------------     ------------
    Net increase/(decrease) .....    1,986,961      (1,465,030)        2,229,298     (19,725,795)       2,970,942        5,855,461
                                  ============    ============      ============    ============     ============     ============

                                                See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY

WM GROUP OF FUNDS

                                          INCOME FUND                    HIGH YIELD FUND                   TAX-EXEMPT BOND FUND
                                  -----------------------------    ------------------------------     -----------------------------
                                   SIX MONTHS                        SIX MONTHS                       SIX MONTHS
                                     ENDED                             ENDED                             ENDED
                                    04/30/01       YEAR ENDED         04/30/01        YEAR ENDED        04/30/01        YEAR ENDED
                                  (UNAUDITED)       10/31/00        (UNAUDITED)        10/31/00       (UNAUDITED)       10/31/00
                                  ------------    -------------    --------------    ------------    -------------    -------------
AMOUNT
  CLASS A:
    Sold ........................ $  8,451,251    $  9,003,576      $  2,472,693    $  5,197,962     $ 10,244,175     $  8,450,929
    Issued in exchange for
      Class A shares of
      Florida Insured
      Municipal Fund ............         --              --                --              --          8,123,898             --
    Issued as reinvestment of
      dividends .................    3,186,102       6,846,040           147,348         290,085        3,566,662        8,237,480
    Redeemed ....................  (12,746,411)    (54,652,654)       (2,340,955)     (2,683,534)     (15,414,966)     (61,031,217)
                                  ------------    ------------      ------------    ------------     ------------     ------------
    Net increase/(decrease) ..... $ (1,109,058)   $(38,803,038)     $    279,086    $  2,804,513     $  6,519,769     $(44,342,808)
                                  ============    ============      ============    ============     ============     ============
  CLASS B:
    Sold ........................ $ 13,218,550    $ 12,430,816      $  8,234,868    $ 18,487,891     $  5,557,302     $  7,171,202
    Issued in exchange for
      Class B shares of
      Florida Insured
      Municipal Fund ............         --              --                --              --          4,994,048             --
    Issued as reinvestment of
      dividends .................      872,901       1,632,571           695,681       1,139,957          419,482          803,764
    Redeemed ....................   (5,877,283)    (17,057,840)       (5,186,010)     (6,379,046)      (2,676,891)      (7,175,353)
                                  ------------    ------------      ------------    ------------     ------------     ------------
    Net increase/(decrease) ..... $  8,214,168    $ (2,994,453)     $  3,744,539    $ 13,248,802     $  8,293,941     $    799,613
                                  ============    ============      ============    ============     ============     ============
  CLASS I:
    Sold ........................ $ 37,520,793    $208,480,575      $ 20,186,981    $123,229,599             --               --
    Issued as reinvestment of
      dividends .................   11,661,265      14,808,297        10,081,276      12,484,162             --               --
    Redeemed ....................   (1,315,000)    (12,462,685)         (130,000)     (2,692,327)            --               --
                                  ------------    ------------      ------------    ------------
    Net increase ................ $ 47,867,058    $210,826,187      $ 30,138,257    $133,021,434             --               --
                                  ============    ============      ============    ============
SHARES
  CLASS A:
    Sold ........................      908,689       1,012,026           302,344         577,391        1,362,699        1,134,991
    Issued in exchange for
      Class A shares of
      Florida Insured
      Municipal Fund ............         --              --                --              --          1,078,362             --
    Issued as reinvestment of
      dividends .................      350,442         769,686            18,068          32,521          461,668        1,111,565
    Redeemed ....................   (1,406,163)     (6,141,532)         (288,884)       (300,357)      (1,995,548)      (8,250,914)
                                  ------------    ------------      ------------    ------------     ------------     ------------
    Net increase/(decrease) .....     (147,032)     (4,359,820)           31,528         309,555          907,181       (6,004,358)
                                  ============    ============      ============    ============     ============     ============
  CLASS B:
    Sold ........................    1,445,002       1,391,972           995,525       2,064,229          739,709          966,931
    Issued in exchange for
      Class B shares of
      Florida Insured
      Municipal Fund ............         --              --                --              --            662,918             --
    Issued as reinvestment of
      dividends .................       95,733         183,004            84,923         127,202           54,283          108,622
    Redeemed ....................     (645,411)     (1,910,076)         (633,159)       (708,334)        (345,813)        (971,903)
                                  ------------    ------------      ------------    ------------     ------------     ------------
  Net increase/(decrease) .......      895,324        (335,100)          447,289       1,483,097        1,111,097          103,650
                                  ============    ============      ============    ============     ============     ============
  CLASS I:
    Sold ........................    4,149,865      23,465,719         2,454,413      13,701,989             --               --
    Issued as reinvestment of
      dividends .................    1,279,835       1,660,529         1,238,024       1,400,327             --               --
    Redeemed ....................     (145,009)     (1,397,599)          (15,611)       (301,066)            --               --
                                  ------------    ------------      ------------    ------------
    Net increase ................    5,284,691      23,728,649         3,676,826      14,801,250             --               --
                                  ============    ============      ============    ============

   See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY

WM GROUP OF FUNDS

                                                    CALIFORNIA                     CALIFORNIA INSURED
                                                  MUNICIPAL FUND              INTERMEDIATE MUNICIPAL FUND
                                           ------------------------------     ----------------------------
                                              SIX MONTHS                       SIX MONTHS
                                                ENDED                             ENDED
                                              04/30/01        YEAR ENDED         04/30/01      YEAR ENDED
                                             (UNAUDITED)       10/31/00        (UNAUDITED)      10/31/00
                                            ------------     ------------     ------------     -----------
AMOUNT
  CLASS A:
    Sold ...................................  $ 31,927,948     $ 24,021,140     $  3,419,154     $  4,751,875
    Issued as reinvestment of dividends ....     4,671,046        8,634,573          653,881          939,517
    Redeemed ...............................   (17,876,967)     (75,999,420)      (2,009,819)      (7,993,142)
                                              ------------     ------------     ------------     ------------
    Net increase/(decrease) ................  $ 18,722,027     $(43,343,707)    $  2,063,216     $ (2,301,750)
                                              ============     ============     ============     ============
  CLASS B:
    Sold ...................................  $ 35,043,980     $ 48,763,099     $  3,537,895     $  7,798,908
    Issued as reinvestment of dividends ....     2,754,670        4,255,234          725,621          960,503
    Redeemed ...............................   (10,511,907)     (31,839,702)      (2,630,853)      (9,455,620)
                                              ------------     ------------     ------------     ------------
    Net increase/(decrease) ................  $ 27,286,743     $ 21,178,631     $  1,632,663     $   (696,209)
                                              ============     ============     ============     ============
SHARES
  CLASS A:
    Sold ...................................     2,899,737        2,262,579          319,719          455,965
    Issued as reinvestment of dividends ....       425,623          822,916           61,554           90,531
    Redeemed ...............................    (1,622,667)      (7,267,414)        (188,567)        (775,039)
                                              ------------     ------------     ------------     ------------
    Net increase/(decrease) ................     1,702,693       (4,181,919)         192,706         (228,543)
                                              ============     ============     ============     ============
  CLASS B:
    Sold ...................................     3,178,806        4,622,197          330,977          751,427
    Issued as reinvestment of dividends ....       250,998          405,076           68,356           92,523
    Redeemed ...............................      (953,535)      (3,043,753)        (245,829)        (914,730)
                                              ------------     ------------     ------------     ------------
    Net increase/(decrease) ................     2,476,269        1,983,520          153,504          (70,780)
                                              ============     ============     ============     ============

                                      See Notes to Financial Statements.

                                     This page left blank intentionally.

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                       INCOME FROM INVESTMENT OPERATIONS                                 LESS DISTRIBUTIONS
                               ----------------------------------------------------  ----------------------------------------------








                                                                                     DISTRIBUTIONS
               NET ASSET        NET        NET REALIZED                  DIVIDENDS     IN EXCESS      DISTRIBUTIONS
                 VALUE,      INVESTMENT   AND UNREALIZED    TOTAL FROM   FROM NET       OF NET            FROM
               BEGINNING      INCOME/     GAIN/(LOSS) ON    INVESTMENT  INVESTMENT     INVESTMENT     NET REALIZED        TOTAL
               OF PERIOD       (LOSS)      INVESTMENTS      OPERATIONS    INCOME         INCOME      CAPITAL GAINS   DISTRIBUTIONS
               ---------     ------------   -----------      ----------    ------        ------       -------------   -------------

EQUITY INCOME FUND

CLASS A
04/30/01
  (unaudited)   $15.59        $0.23(5)      $ 1.01           $ 1.24      $(0.22)         $ --          $(1.13)         $(1.35)
10/31/00         14.60         0.49(5)        1.42             1.91       (0.48)           --           (0.44)          (0.92)
10/31/99         14.02         0.41           0.61             1.02       (0.40)           --           (0.04)          (0.44)
10/31/98         16.13         0.45(5)        0.21(6)          0.66       (0.45)           --           (2.32)          (2.77)
10/31/97         14.71         0.50           2.37             2.87       (0.51)           --           (0.94)          (1.45)
10/31/96         13.48         0.52           1.53             2.05       (0.50)           --           (0.32)          (0.82)

CLASS B
04/30/01
  (unaudited)    15.52         0.16(5)        1.01             1.17       (0.16)           --           (1.13)          (1.29)
10/31/00         14.53         0.37(5)        1.42             1.79       (0.36)           --           (0.44)          (0.80)
10/31/99         13.96         0.27           0.63             0.90       (0.29)           --           (0.04)          (0.33)
10/31/98         16.10         0.33(5)        0.19(6)          0.52       (0.34)           --           (2.32)          (2.66)
10/31/97         14.69         0.39           2.36             2.75       (0.40)           --           (0.94)          (1.34)
10/31/96         13.47         0.41           1.53             1.94       (0.40)           --           (0.32)          (0.72)

CLASS I
04/30/01
  (unaudited)    15.59         0.24(5)        1.01             1.25       (0.24)           --           (1.13)          (1.37)
10/31/00(3)      14.47         0.11(5)        1.13             1.24       (0.11)          (0.01)         --             (0.12)

GROWTH & INCOME FUND

CLASS A
04/30/01
  (unaudited)   $27.11        $0.04(5)      $(0.55)          $(0.51)     $(0.04)         $ --          $(1.17)         $(1.21)
10/31/00         24.61         0.06           3.30             3.36       (0.03)           --           (0.83)          (0.86)
10/31/99         19.99         0.09(5)        4.62             4.71       (0.09)           --           (0.00)(7)       (0.09)
10/31/98         21.01         0.11(5)        1.43             1.54       (0.09)           --           (2.47)          (2.56)
10/31/97         17.26         0.12           4.98             5.10       (0.14)           --           (1.21)          (1.35)
10/31/96         14.65         0.20           3.16             3.36       (0.21)           --           (0.54)          (0.75)

CLASS B
04/30/01
  (unaudited)    26.49        (0.06)(5)      (0.55)           (0.61)       --              --           (1.17)          (1.17)
10/31/00         24.24        (0.17)          3.25             3.08        --              --           (0.83)          (0.83)
10/31/99         19.77        (0.09)(5)       4.56             4.47        --              --            --              --
10/31/98         20.85        (0.07)(5)       1.46             1.39       (0.00)(7)        --           (2.47)          (2.47)
10/31/97         17.17        (0.02)          4.93             4.91       (0.02)           --           (1.21)          (1.23)
10/31/96         14.59         0.06           3.14             3.20       (0.08)           --           (0.54)          (0.62)

CLASS I
04/30/01
  (unaudited)    27.16         0.08(5)       (0.55)           (0.47)      (0.07)           --           (1.17)          (1.24)
10/31/00         24.65         0.14           3.31             3.45       (0.11)           --           (0.83)          (0.94)
10/31/99         20.03         0.16(5)        4.61             4.77       (0.15)           --           (0.00)(7)       (0.15)
10/31/98(4)      21.42         0.11(5)       (1.43)(6)        (1.32)      (0.07)           --            --             (0.07)

                                                See Notes to Financial Statements.

                                                                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                -------------------------------------------------------------------------------
                                                                                                                  RATIO OF
                                                                                                                  OPERATING
                                                                                                                 EXPENSES TO
                                                                                                                  AVERAGE
                                                                                                                 NET ASSETS
                                                                                                                 WITHOUT FEE
                                                                                                                   WAIVERS
                                                                                  RATIO OF                         AND/OR
                                                                  RATIO OF          NET                          FEES REDUCED
                                                                  OPERATING      INVESTMENT                       BY CREDITS
                   NET ASSET                    NET ASSETS,       EXPENSES       INCOME/(LOSS)                     ALLOWED
                   VALUE, END      TOTAL       END OF PERIOD      TO AVERAGE     TO AVERAGE        PORTFOLIO       BY THE
                   OF PERIOD      RETURN(1)      (IN 000'S)      NET ASSETS(2)    NET ASSETS      TURNOVER RATE   CUSTODIAN
                    ------       ---------      ----------      -------------    ----------      -------------    ---------

EQUITY INCOME FUND

CLASS A
04/30/01
  (unaudited)      $15.48         8.65%         $209,646          0.97%(8)        3.04%(8)             14%         0.97%(8)
10/31/00            15.59        13.73%          191,850          1.05%           3.39%                84%         1.05%
10/31/99            14.60         7.36%          241,746          1.05%           2.61%                45%          N/A
10/31/98            14.02         4.03%          298,651          0.97%           3.09%                80%          N/A
10/31/97            16.13        20.81%          307,018          0.99%           3.31%                54%          N/A
10/31/96            14.71        15.66%          255,414          0.98%           3.68%                46%          N/A

CLASS B
04/30/01
  (unaudited)       15.40         8.18%           54,166          1.80%(8)        2.21%(8)             14%         1.80%(8)
10/31/00            15.52        12.84%           47,386          1.85%           2.59%                84%         1.85%
10/31/99            14.53         6.46%           75,485          1.84%           1.82%                45%          N/A
10/31/98            13.96         3.12%           74,542          1.76%           2.30%                80%          N/A
10/31/97            16.10        19.86%           46,556          1.79%           2.48%                54%          N/A
10/31/96            14.69        14.73%           22,243          1.86%           2.80%                46%          N/A

CLASS I
04/30/01
  (unaudited)       15.47         8.75%          217,173          0.66%(8)        3.35%(8)             14%         0.66%(8)
10/31/00(3)         15.59         8.63%           96,436          0.72%(8)        3.72%(8)             84%         0.72%(8)

GROWTH & INCOME FUND

CLASS A
04/30/01
  (unaudited)      $25.39        (1.71)%        $630,922          0.91%(8)        0.33%(8)             22%         0.91%(8)
10/31/00            27.11        13.95%          662,086          0.94%           0.21%                35%         0.94%
10/31/99            24.61        23.57%          705,835          1.00%           0.37%                47%          N/A
10/31/98            19.99         7.38%          502,115          0.94%           0.52%                79%          N/A
10/31/97            21.01        31.24%          299,928          1.05%           0.66%                71%          N/A
10/31/96            17.26        23.61%          178,331          1.03%           1.26%                52%          N/A

CLASS B
04/30/01
  (unaudited)       24.71        (2.17)%         224,356          1.79%(8)       (0.55)%(8)            22%         1.79%(8)
10/31/00            26.49        13.01%          242,611          1.78%          (0.63)%               35%         1.78%
10/31/99            24.24        22.61%          233,216          1.76%          (0.39)%               47%         1.84%
10/31/98            19.77         6.60%          117,063          1.79%          (0.33)%               79%          N/A
10/31/97            20.85        30.20%           49,994          1.88%          (0.19)%               71%          N/A
10/31/96            17.17        22.55%           22,851          1.94%           0.34%                52%          N/A

CLASS I
04/30/01
  (unaudited)       25.45        (1.57)%         769,958          0.58%(8)        0.66%(8)             22%         0.58%(8)
10/31/00            27.16        14.35%          725,241          0.60%           0.55%                35%         0.60%
10/31/99            24.65        23.87%          461,629          0.67%           0.70%                47%          N/A
10/31/98(4)         20.03        (6.18)%         185,528          0.62%(8)        0.84%(8)             79%          N/A


                                                See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                     INCOME FROM INVESTMENT OPERATIONS                          LESS DISTRIBUTIONS
                             ------------------------------------------------       ----------------------------------------------








                                                                                     DISTRIBUTIONS
                NET ASSET      NET        NET REALIZED                  DIVIDENDS        FROM
                  VALUE,    INVESTMENT   AND UNREALIZED    TOTAL FROM   FROM NET     NET REALIZED    DISTRIBUTIONS
                BEGINNING     INCOME/    GAIN/(LOSS) ON    INVESTMENT  INVESTMENT       CAPITAL          FROM             TOTAL
                OF PERIOD     (LOSS)      INVESTMENTS      OPERATIONS    INCOME          GAINS         CAPITAL       DISTRIBUTIONS
                 ------    ------------   -----------      ----------    ------         ------       -------------   -------------

GROWTH FUND OF THE NORTHWEST

CLASS A
04/30/01
  (unaudited)   $36.23        $0.10(5)      $(0.42)          $(0.32)     $(0.03)         $(5.07)       $ --            $(5.10)
10/31/00         32.04         0.10(5)        8.22             8.32        --             (4.13)         --             (4.13)
10/31/99         20.37        (0.05)         11.72            11.67        --              --            --              --
10/31/98         25.92        (0.02)(5)      (0.76)           (0.78)       --             (4.74)        (0.03)          (4.77)
10/31/97         19.69        (0.02)          8.13             8.11        --             (1.88)         --             (1.88)
10/31/96         17.40         0.03           2.47             2.50       (0.03)          (0.18)         --             (0.21)

CLASS B
04/30/01
  (unaudited)    34.12        (0.03)(5)      (0.40)           (0.43)       --             (5.07)         --             (5.07)
10/31/00         30.63        (0.19)(5)       7.81             7.62        --             (4.13)         --             (4.13)
10/31/99         19.64        (0.25)         11.24            10.99        --              --            --              --
10/31/98         25.34        (0.20)(5)      (0.73)           (0.93)       --             (4.74)        (0.03)          (4.77)
10/31/97         19.45        (0.08)          7.85             7.77        --             (1.88)         --             (1.88)
10/31/96         17.31        (0.08)          2.40             2.32        --             (0.18)         --             (0.18)

CLASS I
04/30/01
  (unaudited)    36.34         0.15(5)       (0.42)           (0.27)     $(0.13)          (5.07)         --             (5.20)
10/31/00         32.04         0.22(5)        8.21             8.43        --             (4.13)         --             (4.13)
10/31/99(9)      29.72         0.01           2.31             2.32        --              --            --              --

GROWTH FUND

CLASS A
04/30/01
  (unaudited)   $32.78        $(0.02)(5)    $(7.45)          $(7.47)     $(0.21)         $(4.13)       $ --            $(4.34)
10/31/00         29.71        (0.14)(5)       7.04             6.90        --             (3.83)         --             (3.83)
10/31/99         17.64        (0.21)(5)      14.11            13.90        --             (1.83)         --             (1.83)
10/31/98(10)     18.46        (0.07)(5)      (0.75)           (0.82)       --              --            --              --
06/30/98         14.90        (0.15)(5)       4.99             4.84        --             (1.28)         --             (1.28)
06/30/97         15.69        (0.03)(5)       1.58             1.55        --             (2.34)         --             (2.34)
06/30/96         14.18        (0.07)(5)       3.47             3.40        --             (1.89)         --             (1.89)

CLASS B
04/30/01
  (unaudited)    30.78        (0.10)(5)      (6.96)           (7.06)      (0.05)          (4.13)         --             (4.18)
10/31/00         28.29        (0.38)(5)       6.70             6.32        --             (3.83)         --             (3.83)
10/31/99         16.99        (0.38)(5)      13.51            13.13        --             (1.83)         --             (1.83)
10/31/98(10)     17.82        (0.12)(5)      (0.71)           (0.83)       --              --            --              --
06/30/98         14.53        (0.25)(5)       4.82             4.57        --             (1.28)         --             (1.28)
06/30/97         15.47        (0.14)(5)       1.54             1.40        --             (2.34)         --             (2.34)
06/30/96         14.10        (0.19)(5)       3.45             3.26        --             (1.89)         --             (1.89)

CLASS I
04/30/01
  (unaudited)    33.23         0.04(5)       (7.55)           (7.51)      (0.33)          (4.13)         --             (4.46)
10/31/00         29.96         0.01(5)        7.09             7.10        --             (3.83)         --             (3.83)
10/31/99         17.76        (0.11)(5)      14.14            14.03        --             (1.83)         --             (1.83)
10/31/98(10)     18.56        (0.05)(5)      (0.75)           (0.80)       --              --            --              --
06/30/98         14.94        (0.10)(5)       5.00             4.90        --             (1.28)         --             (1.28)
06/30/97(11)     14.21         0.00(5)(7)     3.07             3.07        --             (2.34)         --             (2.34)

                                                See Notes to Financial Statements.

                                                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                  -------------------------------------------------------------------------------
                                                                                                                     RATIO OF
                                                                                                                     OPERATING
                                                                                                                    EXPENSES TO
                                                                                                                      AVERAGE
                                                                                                                     NET ASSETS
                                                                                                                    WITHOUT FEE
                                                                                                                      WAIVERS
                                                                                     RATIO OF                         AND/OR
                                                                     RATIO OF          NET                         FEES REDUCED
                                                                     OPERATING      INVESTMENT                      BY CREDITS
                      NET ASSET                    NET ASSETS,       EXPENSES      INCOME/(LOSS)                      ALLOWED
                      VALUE, END      TOTAL       END OF PERIOD      TO AVERAGE     TO AVERAGE        PORTFOLIO       BY THE
                      OF PERIOD     RETURN(1)      (IN 000'S)      NET ASSETS(2)    NET ASSETS      TURNOVER RATE    CUSTODIAN
                      ---------     ---------      ----------      -------------    ----------      -------------    ---------

GROWTH FUND OF THE NORTHWEST

CLASS A
04/30/01
  (unaudited)         $30.81        (0.34)%        $446,603          1.02%(8)        0.66%(8)             19%         1.02%(8)
10/31/00               36.23        28.73%          442,253          1.02%           0.27%                42%         1.02%
10/31/99               32.04        57.29%          338,980          1.15%          (0.21)%               41%         1.15%
10/31/98               20.37        (4.81)%         243,126          1.10%          (0.09)%               39%         1.10%
10/31/97               25.92        44.47%          256,908          1.05%          (0.08)%               37%         1.11%
10/31/96               19.69        14.54%          176,706          1.08%           0.16%                42%         1.08%

CLASS B
04/30/01
  (unaudited)          28.62        (0.78)%         111,522          1.87%(8)       (0.19)%(8)            19%         1.87%(8)
10/31/00               34.12        27.67%          116,672          1.84%          (0.55)%               42%         1.84%
10/31/99               30.63        55.96%           77,658          1.99%          (1.05)%               41%         1.99%
10/31/98               19.64        (5.63)%          47,106          1.95%          (0.94)%               39%         1.95%
10/31/97               25.34        43.17%           39,627          1.91%          (0.96)%               37%         1.97%
10/31/96               19.45        13.54%           14,653          1.98%          (0.76)%               42%         1.98%

CLASS I
04/30/01
  (unaudited)          30.87        (0.18)%         162,968          0.68%(8)        1.00%(8)             19%         0.68%(8)
10/31/00               36.34        29.11%          148,954          0.70%           0.59%                42%         0.70%
10/31/99(9)            32.04         7.81%            6,102          0.81%(8)        0.13%(8)             41%         0.81%(8)

GROWTH FUND

CLASS A
04/30/01
  (unaudited)         $20.97        (25.30)%       $230,780          1.44%(8)       (0.16)%(8)            45%         1.44%(8)
10/31/00               32.78        24.21%          341,777          1.30%          (0.39)%               92%         1.36%
10/31/99               29.71        84.96%          240,363          1.27%          (0.84)%              119%         1.46%
10/31/98(10)           17.64        (4.44)%         104,775          1.69%(8)       (1.21)%(8)            24%          N/A
06/30/98               18.46        35.43%          112,153          1.66%          (0.91)%              153%          N/A
06/30/97               14.90        10.88%          111,187          1.70%          (0.22)%              156%          N/A
06/30/96               15.69        25.44%          179,720          1.70%          (0.49)%              205%          N/A

CLASS B
04/30/01
  (unaudited)          19.54        (25.59)%        334,308          2.22%(8)       (0.94)%(8)            45%         2.22%(8)
10/31/00               30.78        23.28%          481,935          2.05%          (1.14)%               92%         2.11%
10/31/99               28.29        83.57%          226,507          2.03%          (1.60)%              119%         2.25%
10/31/98(10)           16.99        (4.66)%          39,379          2.54%(8)       (2.06)%(8)            24%          N/A
06/30/98               17.82        34.43%           38,390          2.46%          (1.70)%              153%          N/A
06/30/97               14.53         9.99%           30,397          2.45%          (0.97)%              156%          N/A
06/30/96               15.47        24.54%           25,067          2.45%          (1.24)%              205%          N/A

CLASS I
04/30/01
  (unaudited)          21.26        (25.11)%        259,361          0.95%(8)        0.33%(8)             45%         0.95%(8)
10/31/00               33.23        24.73%          399,028          0.90%           0.01%                92%         0.96%
10/31/99               29.96        85.13%          386,367          0.87%          (0.44)%              119%         1.06%
10/31/98(10)           17.76        (4.31)%         119,351          1.26%(8)       (0.78)%(8)            24%          N/A
06/30/98               18.56        35.75%          115,729          1.36%          (0.61)%              153%          N/A
06/30/97(11)           14.94        22.73%          126,986          1.45%(8)        0.03%(8)            156%          N/A


                                                See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                              INCOME FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                                      ------------------------------------------------  -------------------------------------------








                                                                                                    DISTRIBUTIONS
                                                       NET REALIZED                     DIVIDENDS        FROM
                    NET ASSET VALUE,                  AND UNREALIZED     TOTAL FROM     FROM NET     NET REALIZED
                      BEGINNING OF    NET INVESTMENT   GAIN/(LOSS) ON    INVESTMENT    INVESTMENT       CAPITAL          TOTAL
                        PERIOD        INCOME/(LOSS)     INVESTMENTS      OPERATIONS      INCOME          GAINS        DISTRIBUTIONS
                        ------        -------------     -----------      ----------      ------         ------        -------------

MID CAP STOCK FUND
CLASS A
04/30/01(unaudited)     $12.58          $(0.01)(5)        $ 1.50           $ 1.49        $ --            $(0.05)        $(0.05)
10/31/00(12)             10.00           (0.02)(5)          2.60             2.58          --              --             --

CLASS B
04/30/01(unaudited)      12.51           (0.06)(5)          1.48             1.42          --             (0.05)         (0.05)
10/31/00(12)             10.00           (0.08)(5)          2.59             2.51          --              --             --

CLASS I
04/30/01(unaudited)      12.62            0.02(5)           1.50             1.52         (0.02)          (0.05)         (0.07)
10/31/00(12)             10.00            0.02(5)           2.60             2.62          --              --             --

SMALL CAP STOCK FUND

CLASS A
04/30/01(unaudited)     $26.67          $(0.09)           $(5.85)          $(5.94)       $ --            $(3.31)        $(3.31)
10/31/00                 19.61           (0.27)(5)         10.01             9.74          --             (2.68)         (2.68)
10/31/99                 16.25           (0.20)(5)          6.36             6.16          --             (2.80)         (2.80)
10/31/98(10)             19.49           (0.08)(5)         (3.16)           (3.24)         --              --             --
06/30/98                 18.28           (0.22)(5)          2.50             2.28          --             (1.07)         (1.07)
06/30/97                 20.17           (0.21)(5)         (0.18)           (0.39)         --             (1.50)         (1.50)
06/30/96                 15.47           (0.19)(5)          5.65             5.46          --             (0.76)         (0.76)

CLASS B
04/30/01(unaudited)      24.93           (0.16)            (5.43)           (5.59)         --             (3.31)         (3.31)
10/31/00                 18.61           (0.47)(5)          9.47             9.00          --             (2.68)         (2.68)
10/31/99                 15.67           (0.34)(5)          6.08             5.74          --             (2.80)         (2.80)
10/31/98(10)             18.86           (0.13)(5)         (3.06)           (3.19)         --              --             --
06/30/98                 17.85           (0.36)(5)          2.44             2.08          --             (1.07)         (1.07)
06/30/97                 19.88           (0.34)(5)         (0.19)           (0.53)         --             (1.50)         (1.50)
06/30/96                 15.37           (0.32)(5)          5.59             5.27          --             (0.76)         (0.76)

CLASS I
04/30/01(unaudited)      26.77           (0.05)            (5.86)           (5.91)         --             (3.31)         (3.31)
10/31/00(13)             24.98           (0.15)(5)          1.94             1.79          --              --             --

                                                See Notes to Financial Statements.

                                                                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                     ------------------------------------------------------------------------------
                                                                                                                        RATIO OF
                                                                                                                        OPERATING
                                                                                                                       EXPENSES TO
                                                                                                                         AVERAGE
                                                                                                                       NET ASSETS
                                                                                                                       WITHOUT FEE
                                                                                                                         WAIVERS
                                                                                        RATIO OF                         AND/OR
                                                                        RATIO OF          NET                          FEES REDUCED
                                                                        OPERATING      INVESTMENT                      BY CREDITS
                         NET ASSET                    NET ASSETS,       EXPENSES       INCOME/(LOSS)                     ALLOWED
                       VALUE, END OF     TOTAL       END OF PERIOD      TO AVERAGE     TO AVERAGE        PORTFOLIO       BY THE
                          PERIOD       RETURN(1)      (IN 000'S)      NET ASSETS(2)    NET ASSETS      TURNOVER RATE    CUSTODIAN
                          ------       ---------      ----------      -------------    ----------      -------------    ---------

MID CAP STOCK FUND
CLASS A
04/30/01(unaudited)       $14.02          11.86%        $ 5,207          1.31%(8)       (0.14)%(8)       18%               1.31%(8)
10/31/00(12)               12.58          25.80%          2,451          1.40%(8)       (0.29)%(8)        9%               1.40%(8)

CLASS B
04/30/01(unaudited)        13.88          11.36%          7,921          2.11%(8)       (0.94)%(8)       18%               2.11%(8)
10/31/00(12)               12.51          25.10%          3,778          2.16%(8)       (1.05)%(8)        9%               2.16%(8)

CLASS I
04/30/01(unaudited)        14.07          12.12%        212,606          0.82%(8)        0.35%(8)        18%               0.82%(8)
10/31/00(12)               12.62          26.20%        176,653          0.88%(8)        0.23%(8)         9%               0.88%(8)

SMALL CAP STOCK FUND

CLASS A
04/30/01(unaudited)       $17.42         (24.22)%       $91,179          1.49%(8)       (0.94)%(8)       26%               1.49%(8)
10/31/00                   26.67          53.57%        132,274          1.42%          (0.96)%          49%               1.43%
10/31/99                   19.61          42.60%         92,130          1.78%          (1.16)%          45%               1.94%
10/31/98(10)               16.25         (16.62)%        88,502          1.88%(8)       (1.43)%(8)       20%               1.89%(8)
06/30/98                   19.49          12.95%        118,473          1.66%          (1.10)%         112%               1.66%
06/30/97                   18.28          (1.50)%       165,719          1.64%          (1.17)%          81%               1.64%
06/30/96                   20.17          35.93%        283,747          1.64%          (1.02)%         131%               1.65%

CLASS B
04/30/01(unaudited)        16.03         (24.55)%        37,256          2.37%(8)       (1.82)%(8)       26%               2.37%(8)
10/31/00                   24.93          52.34%         54,407          2.24%          (1.78)%          49%               2.25%
10/31/99                   18.61          41.32%         28,969          2.70%          (2.08)%          45%               2.86%
10/31/98(10)               15.67         (16.87)%        22,172          2.84%(8)       (2.39)%(8)       20%               2.85%(8)
06/30/98                   18.86          12.05%         28,540          2.47%          (1.92)%         112%               2.47%
06/30/97                   17.85          (2.26)%        29,123          2.39%          (1.92)%          81%               2.39%
06/30/96                   19.88          34.93%         28,920          2.39%          (1.77)%         131%               2.40%

CLASS I
04/30/01(unaudited)        17.55         (23.99)%       125,462          0.97%(8)       (0.42)%(8)       26%               0.97%(8)
10/31/00(13)               26.77           7.21%        150,073          0.98%(8)       (0.52)%(8)       49%               0.99%(8)

                                                See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                 INCOME FROM INVESTMENT OPERATIONS                               LESS DISTRIBUTIONS
                             ------------------------------------------    --------------------------------------------------------








                                                                                     DISTRIBUTIONS
                 NET ASSET      NET        NET REALIZED                   DIVIDENDS    IN EXCESS     DISTRIBUTIONS
                  VALUE,    INVESTMENT    AND UNREALIZED    TOTAL FROM    FROM NET       OF NET           FROM      DISTRIBUTIONS
                BEGINNING     INCOME/     GAIN/(LOSS) ON    INVESTMENT   INVESTMENT    INVESTMENT     NET REALIZED      FROM
                OF PERIOD     (LOSS)       INVESTMENTS      OPERATIONS     INCOME        INCOME       CAPITAL GAINS    CAPITAL
                 ------     ----------     -----------      ----------     ------         ------      -------------     -------
INTERNATIONAL GROWTH FUND
CLASS A
04/30/01
  (unaudited)    $10.97   $(0.00)(5)(7)     $(0.65)         $(0.65)       $  --          $  --        $(0.67)            $ --
10/31/00          11.14    (0.03)(5)         (0.00)(7)       (0.03)          --           (0.14)       (0.00)(7)           --
10/31/99           8.86     0.01(5)           2.65            2.66         (0.27)           --         (0.11)              --
10/31/98(10)      10.20    (0.02)(5)         (1.32)          (1.34)          --             --          --                 --
06/30/98          11.85     0.05(5)          (0.67)          (0.62)        (0.50)         (0.03)       (0.50)              --
06/30/97          10.49     0.04(5)           1.55            1.59         (0.13)          --          (0.10)              --
06/30/96           9.78     0.05(5)           1.21            1.26         (0.05)         (0.04)       (0.46)              --

CLASS B
04/30/01
  (unaudited)     10.70    (0.04)(5)         (0.64)          (0.68)         --             --          (0.67)              --
10/31/00          10.87    (0.12)(5)          0.02           (0.10)         --            (0.07)       (0.00)(7)           --
10/31/99           8.72    (0.08)(5)          2.60            2.52         (0.26)          --          (0.11)              --
10/31/98(10)      10.07    (0.05)(5)         (1.30)          (1.35)         --             --           --                 --
06/30/98          11.70    (0.04)(5)         (0.64)          (0.68)        (0.42)         (0.03)       (0.50)              --
06/30/97          10.39    (0.04)(5)          1.53            1.49         (0.08)          --          (0.10)              --
06/30/96           9.73    (0.03)(5)          1.21            1.18         (0.02)         (0.04)       (0.46)              --

CLASS I
04/30/01
  (unaudited)     11.00     0.03(5)          (0.66)          (0.63)         --             --          (0.67)              --
10/31/00          11.16     0.05(5)           0.00(7)         0.05         (0.21)          --          (0.00)(7)           --
10/31/99           8.83     0.07(5)           2.65            2.72         (0.28)          --          (0.11)              --
10/31/98(10)      10.16     0.00(5)(7)       (1.33)          (1.33)         --             --           --                 --
06/30/98          11.82     0.09(5)          (0.69)          (0.60)        (0.53)         (0.03)       (0.50)              --
06/30/97(11)       9.88     0.06(5)           2.15            2.21         (0.17)          --          (0.10)              --

SHORT TERM INCOME FUND

CLASS A
04/30/01
  (unaudited)    $ 2.29    $0.07            $ 0.06          $ 0.13        $(0.07)       $  --         $ --               $ --
10/31/00           2.29     0.13             (0.00)(7)        0.13         (0.13)          --           --                 --
10/31/99           2.35     0.13(5)          (0.06)           0.07         (0.13)          --           --                 --
10/31/98(10)       2.32     0.04              0.03            0.07         (0.04)          --           --                 --
06/30/98           2.32     0.13              0.00(7)         0.13         (0.13)          --           --                (0.00)(7)
06/30/97           2.32     0.14              0.00(7)         0.14         (0.14)          --           --                 --
06/30/96           2.35     0.15(5)          (0.03)           0.12         (0.15)          --           --                (0.00)(7)

CLASS B
04/30/01
  (unaudited)      2.29     0.06              0.06            0.12         (0.06)          --           --                 --
10/31/00           2.29     0.11             (0.00)(7)        0.11         (0.11)          --           --                 --
10/31/99           2.35     0.10(5)          (0.06)           0.04         (0.10)          --           --                 --
10/31/98(10)       2.32     0.04              0.03            0.07         (0.04)          --           --                 --
06/30/98           2.32     0.12              0.00(7)         0.12         (0.12)          --           --                (0.00)(7)
06/30/97           2.32     0.12              0.00(7)         0.12         (0.12)          --           --                 --
06/30/96           2.35     0.13(5)          (0.03)           0.10         (0.13)          --           --                (0.00)(7)

CLASS I
04/30/01
  (unaudited)      2.29     0.07              0.06            0.13         (0.07)          --           --                 --
10/31/00           2.29     0.14             (0.00)(7)        0.14         (0.14)          --           --                 --
10/31/99           2.35     0.13(5)          (0.06)           0.07         (0.13)          --           --                 --
10/31/98(10)       2.32     0.04              0.03            0.07         (0.04)          --           --                 --
06/30/98           2.32     0.14              0.00(7)         0.14         (0.14)          --           --                (0.00)(7)
06/30/97(11)       2.32     0.14              0.00(7)         0.14         (0.14)          --           --                 --

                                                See Notes to Financial Statements.

                                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                            -------------------------------------------------------------------------------
                                                                                                                          RATIO OF
                                                                                                                          OPERATING
                                                                                                                         EXPENSES TO
                                                                                                                           AVERAGE
                                                                                                                         NET ASSETS
                                                                                                                         WITHOUT FEE
                                                                                                                           WAIVERS
                                                                                                                          EXPENSES
                                                                                                                         REIMBURSED
                                                                                          RATIO OF                        AND/OR
                                                                           RATIO OF          NET                        FEES REDUCED
                                                                          OPERATING      INVESTMENT                      BY CREDITS
                                 NET ASSET                 NET ASSETS,     EXPENSES     INCOME/(LOSS)                     ALLOWED
                    TOTAL     VALUE, END OF   TOTAL      END OF PERIOD    TO AVERAGE     TO AVERAGE       PORTFOLIO       BY THE
                DISTRIBUTIONS     PERIOD     RETURN(1)     (IN 000'S)    NET ASSETS(2)    NET ASSETS     TURNOVER RATE   CUSTODIAN
               -------------     ------      --------     ----------    -------------    ----------     -------------    ---------
INTERNATIONAL GROWTH FUND
CLASS A
04/30/01
  (unaudited)   $(0.67)          $ 9.65       (6.37)%      $30,455           1.88%(8)        (0.10)%(8)        17%          1.88%(8)
10/31/00         (0.14)           10.97       (0.43)%       28,997           1.78%           (0.25)%           37%          1.78%
10/31/99         (0.38)           11.14       31.15%        28,618           1.88%            0.13%           164%          1.89%
10/31/98(10)      --               8.86      (13.14)%       30,117           1.86%(8)        (0.50)%(8)        41%          1.86%(8)
06/30/98         (1.03)           10.20       (4.19)%       38,281           1.67%            0.50%           118%          1.67%
06/30/97         (0.23)           11.85       15.50%        57,776           1.65%            0.35%            67%          1.65%
06/30/96         (0.55)           10.49       13.16%        116,254          1.77%            0.46%           125%          1.77%

CLASS B
04/30/01
  (unaudited)    (0.67)            9.35       (6.83)%       10,160           2.69%(8)      (0.91)%(8)          17%          2.69%(8)
10/31/00         (0.07)           10.70       (1.03)%       12,272           2.48%           (0.95)%           37%          2.48%
10/31/99         (0.37)           10.87       29.87%        11,101           2.80%           (0.79)%          164%          2.81%
10/31/98(10)      --               8.72      (13.41)%        3,552           2.97%(8)        (1.61)%(8)        41%          2.97%(8)
06/30/98         (0.95)           10.07       (4.95)%        4,294           2.94%           (0.35)%          118%          2.94%
06/30/97         (0.18)           11.70       14.66%         4,876           2.40%           (0.40)%           67%          2.40%
06/30/96         (0.52)           10.39       12.34%         4,447           2.52%           (0.29)%          125%          2.52%

CLASS I
04/30/01
  (unaudited)    (0.67)            9.70       (6.16)%       147,372          1.16%(8)         0.62%(8)         17%          1.16%(8)
10/31/00         (0.21)           11.00        0.26%        145,176          1.14%            0.39%            37%          1.14%
10/31/99         (0.39)           11.16       31.98%        163,610          1.28%            0.73%           164%          1.29%
10/31/98(10)      --               8.83      (13.09)%        98,554          1.32%(8)         0.04%(8)         41%          1.32%(8)
06/30/98         (1.06)           10.16       (3.98)%       108,521          1.36%            0.81%           118%          1.36%
06/30/97(11)     (0.27)           11.82       22.76%         95,512          1.40%(8)         0.60%(8)         67%          1.40%(8)

SHORT TERM INCOME FUND

CLASS A
04/30/01
  (unaudited)   $(0.07)          $ 2.35        5.58%        $19,033          0.83%(8)         5.75%(8)         13%          1.17%(8)
10/31/00         (0.13)            2.29        5.70%        20,224           0.99%            5.55%            14%          1.29%
10/31/99         (0.13)            2.29        2.84%        27,059           0.82%            5.22%            85%          1.16%
10/31/98(10)     (0.04)            2.35        3.11%        32,748           0.82%(8)         5.44%(8)         19%          1.40%(8)
06/30/98         (0.13)            2.32        5.91%        35,551           0.86%            5.71%           138%          1.32%
06/30/97         (0.14)            2.32        6.15%        13,685           0.82%            6.50%            51%          1.45%
06/30/96         (0.15)            2.32        5.05%        32,440           0.75%            6.22%           225%          1.42%

CLASS B
04/30/01
  (unaudited)    (0.06)            2.35        5.20%         3,716           1.58%(8)         5.00%(8)         13%          1.92%(8)
10/31/00         (0.11)            2.29        5.12%         3,461           1.55%            4.99%            14%          1.85%
10/31/99         (0.10)            2.29        1.79%         4,597           1.60%            4.44%            85%          1.94%
10/31/98(10)     (0.04)            2.35        2.85%         3,747           1.57%(8)         4.69%(8)         19%          2.18%(8)
06/30/98         (0.12)            2.32        5.13%         3,459           1.61%            4.96%           138%          2.07%
06/30/97         (0.12)            2.32        5.37%         2,994           1.57%            5.75%            51%          2.20%
06/30/96         (0.13)            2.32        4.27%         3,437           1.50%            5.47%           225%          2.17%

CLASS I
04/30/01
  (unaudited)    (0.07)            2.35        5.86%        101,477          0.24%(8)         6.34%(8)         13%          0.58%(8)
10/31/00         (0.14)            2.29        6.43%        93,741           0.30%            6.24%            14%          0.60%
10/31/99         (0.13)            2.29        2.93%        138,955          0.37%            5.67%            85%          0.71%
10/31/98(10)     (0.04)            2.35        3.20%         1,631           0.57%(8)         5.69%(8)         19%          0.96%(8)
06/30/98         (0.14)            2.32        6.17%         3,103           0.53%            6.03%           138%          1.00%
06/30/97(11)     (0.14)            2.32        5.94%         2,752           0.57%(8)         6.75%(8)         51%          1.20%(8)

                                                See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                           INCOME FROM INVESTMENT OPERATIONS                          LESS DISTRIBUTIONS
                                   ------------------------------------------------      ------------------------------------------








                                                                                                       DISTRIBUTIONS
                                                        NET REALIZED                      DIVIDENDS      IN EXCESS
                  NET ASSET VALUE,                     AND UNREALIZED    TOTAL FROM       FROM NET        OF NET
                   BEGINNING OF    NET INVESTMENT      GAIN/(LOSS) ON    INVESTMENT      INVESTMENT      INVESTMENT         TOTAL
                     PERIOD           INCOME            INVESTMENTS      OPERATIONS        INCOME          INCOME      DISTRIBUTIONS
                     ------        -------------        -----------      ----------        ------         ------       -------------
U.S. GOVERNMENT SECURITIES FUND

CLASS A
04/30/01
  (unaudited)        $10.55           $0.32               $ 0.26           $ 0.58          $(0.32)          $ --          $(0.32)
10/31/00              10.51            0.63                 0.04             0.67           (0.63)            --           (0.63)
10/31/99              10.98            0.62                (0.47)            0.15           (0.61)           (0.01)        (0.62)
10/31/98(14)          10.84            0.54                 0.14             0.68           (0.54)            --           (0.54)
12/31/97              10.46            0.62                 0.38             1.00           (0.62)            --           (0.62)
12/31/96              10.84            0.63                (0.38)            0.25           (0.63)            --           (0.63)
12/31/95               9.64            0.63                 1.20             1.83           (0.63)            --           (0.63)

CLASS B
04/30/01
  (unaudited)         10.54            0.28                 0.26             0.54           (0.28)            --           (0.28)
10/31/00              10.50            0.56                 0.04             0.60           (0.56)            --           (0.56)
10/31/99              10.97            0.54                (0.48)            0.06           (0.53)           (0.00)(7)     (0.53)
10/31/98(14)          10.84            0.47                 0.12             0.59           (0.46)            --           (0.46)
12/31/97              10.46            0.54                 0.38             0.92           (0.54)            --           (0.54)
12/31/96              10.84            0.54                (0.38)            0.16           (0.54)            --           (0.54)
12/31/95               9.64            0.54                 1.20             1.74           (0.54)            --           (0.54)

CLASS I
04/30/01
  (unaudited)         10.55            0.34                 0.26             0.60           (0.34)            --           (0.34)
10/31/00              10.51            0.67                 0.04             0.71           (0.67)            --           (0.67)
10/31/99              10.99            0.66                (0.51)            0.15           (0.62)           (0.01)        (0.63)
10/31/98(4)           10.86            0.42                 0.12             0.54           (0.41)            --           (0.41)

INCOME FUND

CLASS A
04/30/01
  (unaudited)        $ 8.90           $0.31               $ 0.16           $ 0.47          $(0.32)          $ --          $(0.32)
10/31/00               8.99            0.62                (0.09)            0.53           (0.62)           (0.00)(7)     (0.62)
10/31/99               9.44            0.63                (0.45)            0.18           (0.63)            --           (0.63)
10/31/98(14)           9.48            0.53                (0.04)(6)         0.49           (0.53)            --           (0.53)
12/31/97               9.15            0.60                 0.33             0.93           (0.60)            --           (0.60)
12/31/96               9.44            0.59                (0.29)            0.30           (0.59)            --           (0.59)
12/31/95               8.29            0.59                 1.15             1.74           (0.59)            --           (0.59)

CLASS B
04/30/01
  (unaudited)          8.92            0.28                 0.16             0.44           (0.29)            --           (0.29)
10/31/00               9.00            0.56                (0.08)            0.48           (0.56)           (0.00)(7)     (0.56)
10/31/99               9.45            0.56                (0.45)            0.11           (0.56)            --           (0.56)
10/31/98(14)           9.49            0.46                (0.04)(6)         0.42           (0.46)            --           (0.46)
12/31/97               9.17            0.53                 0.32             0.85           (0.53)            --           (0.53)
12/31/96               9.46            0.52                (0.29)            0.23           (0.52)            --           (0.52)
12/31/95               8.30            0.51                 1.16             1.67           (0.51)            --           (0.51)

CLASS I
04/30/01
  (unaudited)          8.91            0.33                 0.16             0.49           (0.34)            --           (0.34)
10/31/00               8.99            0.66                (0.08)            0.58           (0.66)           (0.00)(7)     (0.66)
10/31/99               9.44            0.65                (0.45)            0.20           (0.65)            --           (0.65)
10/31/98(4)            9.57            0.41                (0.13)(6)         0.28           (0.41)            --           (0.41)

                                                See Notes to Financial Statements.

                                                                      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                            ---------------------------------------------------------------------------------------
                                                                                                                         RATIO OF
                                                                                                                         OPERATING
                                                                                                                        EXPENSES TO
                                                                                                                          AVERAGE
                                                                                                                        NET ASSETS
                                                                             RATIO OF                                   WITHOUT FEE
                                                                            OPERATING                                    WAIVERS
                                                                           EXPENSES TO     RATIO OF                       AND/OR
                                                            RATIO OF         AVERAGE          NET                       FEES REDUCED
                                                            OPERATING       NET ASSETS    INVESTMENT                     BY CREDITS
               NET ASSET                    NET ASSETS,     EXPENSES        INCLUDING       INCOME                        ALLOWED
             VALUE, END OF      TOTAL      END OF PERIOD   TO AVERAGE       INTEREST      TO AVERAGE      PORTFOLIO       BY THE
                PERIOD         RETURN(1)     (IN 000'S)   NET ASSETS(2)      EXPENSE      NET ASSETS    TURNOVER RATE    CUSTODIAN
                ------          ------       ---------      ----------     -------------  ----------    -------------    ---------
U.S. GOVERNMENT SECURITIES FUND

CLASS A
04/30/01
  (unaudited)    $10.81            5.52%       $177,216           0.97%(8)      N/A          5.91%(8)            9%         0.97%(8)
10/31/00          10.55            6.65%        168,728           0.96%         N/A          6.12%              13%         0.99%
10/31/99          10.51            1.38%        221,592           0.96%         N/A          5.76%              55%         1.04%
10/31/98(14)      10.98            6.38%        266,334           0.92%(8)     1.36%(8)      5.99%(8)           12%         1.45%(8)
12/31/97          10.84            9.92%        107,054           1.05%         N/A          5.92%               6%         1.05%
12/31/96          10.46            2.48%        138,159           0.97%         N/A          6.01%              16%         0.97%
12/31/95          10.84           19.45%        177,310           1.01%         N/A          6.08%               8%         1.01%

CLASS B
04/30/01
  (unaudited)     10.80            5.14%         69,777           1.71%(8)      N/A          5.17%(8)            9%         1.71%(8)
10/31/00          10.54            5.91%         55,071           1.66%         N/A          5.42%              13%         1.69%
10/31/99          10.50            0.53%         72,751           1.70%         N/A          5.02%              55%         1.78%
10/31/98(14)      10.97            5.54%         28,747           1.67%(8)     2.12%(8)      5.24%(8)           12%         2.22%(8)
12/31/97          10.84            9.03%          3,352           1.84%         N/A          5.08%               6%         1.84%
12/31/96          10.46            1.58%          2,963           1.85%         N/A          5.14%              16%         1.85%
12/31/95          10.84           18.48%          2,206           1.84%         N/A          5.20%               8%         1.84%

CLASS I
04/30/01
  (unaudited)     10.81            5.70%        285,431           0.58%(8)      N/A          6.30%(8)            9%         0.58%(8)
10/31/00          10.55            7.07%        247,204           0.56%         N/A          6.52%              13%         0.59%
10/31/99          10.51            1.43%        184,708           0.60%         N/A          6.12%              55%         0.68%
10/31/98(4)       10.99            5.00%         39,939           0.66%(8)     1.10%(8)      6.25%(8)           12%         1.11%(8)

INCOME FUND

CLASS A
04/30/01
  (unaudited)    $ 9.05            5.34%       $132,546           0.99%(8)     --            6.99%(8)           15%         0.99%(8)
10/31/00           8.90            6.16%        131,665           1.02%        --            6.98%              32%         1.03%
10/31/99           8.99            1.98%        172,217           1.06%        --            6.84%              19%         1.10%
10/31/98(14)       9.44            5.21%        213,397           1.07%(8)     --            6.66%(8)           37%          N/A
12/31/97           9.48           10.51%         77,864           1.08%        --            6.47%              27%          N/A
12/31/96           9.15            3.46%         86,657           1.03%        --            6.52%              42%          N/A
12/31/95           9.44           21.58%         97,534           1.08%        --            6.59%              43%          N/A

CLASS B
04/30/01
  (unaudited)      9.07            4.96%         48,128           1.73%(8)     --            6.25%(8)           15%         1.73%(8)
10/31/00           8.92            5.53%         39,347           1.73%        --            6.27%              32%         1.74%
10/31/99           9.00            1.12%         42,715           1.81%        --            6.09%              19%         1.85%
10/31/98(14)       9.45            4.51%         34,321           1.84%(8)     --            5.89%(8)           37%          N/A
12/31/97           9.49            9.51%          9,691           1.86%        --            5.65%              27%          N/A
12/31/96           9.17            2.59%          7,122           1.89%        --            5.69%              42%          N/A
12/31/95           9.46           20.70%          4,452           1.91%        --            5.73%              43%          N/A

CLASS I
04/30/01
  (unaudited)      9.06            5.53%        339,753           0.57%(8)     --            7.41%(8)           15%         0.57%(8)
10/31/00           8.91            6.72%        286,979           0.60%        --            7.40%              32%         0.61%
10/31/99           8.99            2.24%         76,145           0.68%        --            7.22%              19%         0.72%
10/31/98(4)        9.44            2.84%          7,342           0.71%(8)     --            7.02%(8)           37%          N/A

                                                See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                  INCOME FROM INVESTMENT OPERATIONS                              LESS DISTRIBUTIONS
                          ------------------------------------------------      --------------------------------------------------






                                                                                      DISTRIBUTIONS
              NET ASSET                  NET REALIZED                     DIVIDENDS     IN EXCESS    DISTRIBUTIONS
               VALUE,        NET        AND UNREALIZED    TOTAL FROM      FROM NET       OF NET          FROM
             BEGINNING    INVESTMENT    GAIN/(LOSS) ON    INVESTMENT    INVESTMENT     INVESTMENT     NET REALIZED        TOTAL
             OF PERIOD     INCOME/       INVESTMENTS      OPERATIONS      INCOME        INCOME       CAPITAL GAINS   DISTRIBUTIONS
              ------     ------------    -----------      ----------      ------         ------       -------------   -------------

HIGH YIELD FUND

CLASS A
04/30/01
  (unaudited) $ 8.50       $0.43           $(0.56)          $(0.13)       $(0.46)          $ --          $ --            $(0.46)
10/31/00        8.92        0.90(5)         (0.43)            0.47         (0.89)            --            --             (0.89)
10/31/99        8.86        0.91(5)          0.14(6)          1.05         (0.94)            --           (0.05)          (0.99)
10/31/98(15)   10.00        0.47            (1.15)           (0.68)        (0.45)           (0.01)         --             (0.46)

CLASS B
04/30/01
  (unaudited)   8.54        0.40            (0.56)           (0.16)        (0.43)            --            --             (0.43)
10/31/00        8.97        0.84(5)         (0.43)            0.41         (0.84)            --            --             (0.84)
10/31/99        8.90        0.86(5)          0.15(6)          1.01         (0.89)            --           (0.05)          (0.94)
10/31/98(15)   10.00        0.42            (1.09)           (0.67)        (0.42)           (0.01)         --             (0.43)

CLASS I
04/30/01
  (unaudited)   8.48        0.45            (0.56)           (0.11)        (0.47)            --            --             (0.47)
10/31/00        8.91        0.93(5)         (0.43)            0.50         (0.93)            --            --             (0.93)
10/31/99        8.85        0.98(5)          0.11(6)          1.09         (0.98)            --           (0.05)          (1.03)
10/31/98(15)   10.00        0.22            (1.13)           (0.91)        (0.23)           (0.01)         --             (0.24)

TAX-EXEMPT BOND FUND

CLASS A
04/30/01
  (unaudited) $ 7.55       $0.19           $ 0.11           $ 0.30        $(0.19)          $ --          $ --            $(0.19)
10/31/00        7.41        0.40             0.14             0.54         (0.40)            --            --             (0.40)
10/31/99        8.11        0.41            (0.70)           (0.29)        (0.41)            --            --             (0.41)
10/31/98(14)    8.09        0.34             0.02             0.36         (0.34)            --            --             (0.34)
12/31/97        7.83        0.38             0.27             0.65         (0.38)            --           (0.01)          (0.39)
12/31/96        8.02        0.38            (0.19)            0.19         (0.38)            --            --             (0.38)
12/31/95        7.13        0.38             0.89             1.27         (0.38)            --            --             (0.38)

CLASS B
04/30/01
  (unaudited)   7.55        0.16             0.11             0.27         (0.16)            --            --             (0.16)
10/31/00        7.41        0.34             0.14             0.48         (0.34)            --            --             (0.34)
10/31/99        8.11        0.35            (0.70)           (0.35)        (0.35)            --            --             (0.35)
10/31/98(14)    8.09        0.28             0.03             0.31         (0.29)            --            --             (0.29)
12/31/97        7.83        0.32             0.27             0.59         (0.32)            --           (0.01)          (0.33)
12/31/96        8.02        0.31            (0.19)            0.12         (0.31)            --            --             (0.31)
12/31/95        7.13        0.32             0.89             1.21         (0.32)            --            --             (0.32)

                                                See Notes to Financial Statements.

                                                                      RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                    ------------------------------------------------------------------------
                                                                                                               RATIO OF
                                                                                                              OPERATING
                                                                                                             EXPENSES TO
                                                                                                               AVERAGE
                                                                                                              NET ASSETS
                                                                                                              WITHOUT FEE
                                                                                                                WAIVERS
                                                                               RATIO OF                         AND/OR
                                                                RATIO OF         NET                          FEES REDUCED
                                                               OPERATING      INVESTMENT                       BY CREDITS
                NET ASSET                    NET ASSETS,        EXPENSES        INCOME                          ALLOWED
              VALUE, END OF     TOTAL       END OF PERIOD      TO AVERAGE      TO AVERAGE       PORTFOLIO        BY THE
                  PERIOD       RETURN(1)      (IN 000'S)      NET ASSETS(2)    NET ASSETS      TURNOVER RATE    CUSTODIAN
                 ------       ---------      ----------      -------------    ----------      -------------    ---------

HIGH YIELD FUND

CLASS A
04/30/01
  (unaudited)     $ 7.91           (1.63)%     $  7,865          1.09%(8)       10.44%(8)             18%         1.10%(8)
10/31/00            8.50            5.28%         8,182          1.08%          10.08%                40%         1.08%
10/31/99            8.92           12.26%         5,827          0.73%          10.17%                30%         1.37%
10/31/98(15)        8.86           (6.90)%       10,861          0.78%(8)        8.80%(8)             54%         1.22%(8)

CLASS B
04/30/01
  (unaudited)       7.95           (2.06)%       34,160          1.78%(8)        9.75%(8)             18%         1.79%(8)
10/31/00            8.54            4.46%        32,881          1.78%           9.38%                40%         1.78%
10/31/99            8.97           11.44%        21,259          1.29%           9.61%                30%         1.93%
10/31/98(15)        8.90           (6.33)%        2,830          1.57%(8)        8.01%(8)             54%         2.02%(8)

CLASS I
04/30/01
  (unaudited)       7.90           (1.47)%      185,498          0.69%(8)       10.84%(8)             18%         0.70%(8)
10/31/00            8.48            5.54%       168,097          0.72%          10.44%                40%         0.72%
10/31/99            8.91           12.75%        44,662          0.21%          10.69%                30%         0.85%
10/31/98(15)        8.85           (9.13)%        1,309          0.48%(8)        9.10%(8)             54%         0.97%(8)

TAX-EXEMPT BOND FUND

CLASS A
04/30/01
  (unaudited)     $ 7.66            3.92%      $217,008          0.90%(8)        4.82%(8)             19%         0.91%(8)
10/31/00            7.55            7.52%       207,309          0.88%           5.41%                28%         0.90%
10/31/99            7.41           (3.77)%      247,814          0.89%           5.16%                57%          N/A
10/31/98(14)        8.11            4.58%       301,162          0.84%(8)        5.14%(8)              6%          N/A
12/31/97            8.09            8.59%       188,021          0.80%           4.84%                21%          N/A
12/31/96            7.83            2.52%       203,606          0.75%           4.90%                22%          N/A
12/31/95            8.02           18.25%       230,055          0.81%           5.03%                 8%          N/A

CLASS B
04/30/01
  (unaudited)       7.66            3.54%        35,188          1.64%(8)        4.08%(8)             19%         1.65%(8)
10/31/00            7.55            6.73%        26,332          1.61%           4.68%                28%         1.63%
10/31/99            7.41           (4.52)%       25,059          1.64%           4.41%                57%          N/A
10/31/98(14)        8.11            3.88%        17,344          1.62%(8)        4.36%(8)              6%          N/A
12/31/97            8.09            7.71%         8,110          1.62%           4.00%                21%          N/A
12/31/96            7.83            1.61%         5,266          1.65%           4.01%                22%          N/A
12/31/95            8.02           17.30%         2,682          1.62%           4.18%                 8%          N/A


                                                See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                                  INCOME FROM INVESTMENT OPERATIONS                              LESS DISTRIBUTIONS
                            -------------------------------------------   ----------------------------------------------------------








                                                                                       DISTRIBUTIONS
               NET ASSET                   NET REALIZED                    DIVIDENDS     IN EXCESS      DISTRIBUTIONS
                VALUE,         NET        AND UNREALIZED    TOTAL FROM     FROM NET       OF NET            FROM
              BEGINNING    INVESTMENT     GAIN/(LOSS) ON    INVESTMENT    INVESTMENT     INVESTMENT     NET REALIZED        TOTAL
              OF PERIOD      INCOME        INVESTMENTS      OPERATIONS     INCOME          INCOME      CAPITAL GAINS   DISTRIBUTIONS
               ------     ------------    -----------      ----------        ------         ------       -------------   -----------
CALIFORNIA MUNICIPAL FUND

CLASS A
04/30/01
  (unaudited)   $10.81       $0.27           $ 0.06           $ 0.33       $(0.27)          $ --          $ --            $(0.27)
10/31/00         10.43        0.55             0.38             0.93        (0.55)            --            --             (0.55)
10/31/99         11.46        0.54            (0.94)           (0.40)       (0.57)            --           (0.06)          (0.63)
10/31/98(10)     11.33        0.19(5)          0.13             0.32        (0.19)            --            --             (0.19)
06/30/98         10.92        0.58(5)          0.41             0.99        (0.58)            --            --             (0.58)
06/30/97         10.60        0.59             0.32             0.91        (0.59)            --            --             (0.59)
06/30/96         10.53        0.60(5)          0.07             0.67        (0.60)            --            --             (0.60)

CLASS B
04/30/01
  (unaudited)    10.81        0.24             0.06             0.30        (0.24)            --            --             (0.24)
10/31/00         10.43        0.48             0.38             0.86        (0.48)            --            --             (0.48)
10/31/99         11.46        0.48            (0.97)           (0.49)       (0.48)            --           (0.06)          (0.54)
10/31/98(10)     11.33        0.16(5)          0.13             0.29        (0.16)            --            --             (0.16)
06/30/98         10.92        0.50(5)          0.41             0.91        (0.50)            --            --             (0.50)
06/30/97         10.60        0.51             0.32             0.83        (0.51)            --            --             (0.51)
06/30/96         10.53        0.51(5)          0.07             0.58        (0.51)            --            --             (0.51)

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

CLASS A
04/30/01
  (unaudited)   $10.58       $0.22           $ 0.07           $ 0.29       $(0.22)          $ --          $(0.09)         $(0.31)
10/31/00         10.30        0.44             0.31             0.75        (0.44)            --           (0.03)          (0.47)
10/31/99         11.02        0.44(5)         (0.55)           (0.11)       (0.45)            --           (0.16)          (0.61)
10/31/98(10)     10.81        0.16             0.21             0.37        (0.16)            --            --             (0.16)
06/30/98         10.74        0.49             0.17             0.66        (0.49)           (0.00)(7)     (0.10)          (0.59)
06/30/97         10.56        0.49(5)          0.23             0.72        (0.49)            --           (0.05)          (0.54)
06/30/96         10.45        0.49             0.15             0.64        (0.49)            --           (0.04)          (0.53)

CLASS B
04/30/01
  (unaudited)    10.58        0.18             0.07             0.25        (0.18)            --           (0.09)          (0.27)
10/31/00         10.30        0.36             0.31             0.67        (0.36)            --           (0.03)          (0.39)
10/31/99         11.02        0.36(5)         (0.56)           (0.20)       (0.36)            --           (0.16)          (0.52)
10/31/98(10)     10.81        0.13             0.21             0.34        (0.13)            --            --             (0.13)
06/30/98         10.74        0.41             0.17             0.58        (0.41)           (0.00)(7)     (0.10)          (0.51)
06/30/97         10.56        0.41(5)          0.23             0.64        (0.41)            --           (0.05)          (0.46)
06/30/96         10.45        0.41             0.15             0.56        (0.41)            --           (0.04)          (0.45)

                                                See Notes to Financial Statements.

                                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                              ------------------------------------------------------------------------------
                                                                                                                RATIO OF
                                                                                                                OPERATING
                                                                                                               EXPENSES TO
                                                                                                                AVERAGE
                                                                                                               NET ASSETS
                                                                                                               WITHOUT FEE
                                                                                                                 WAIVERS
                                                                                                                EXPENSES
                                                                                                               REIMBURSED
                                                                                RATIO OF                         AND/OR
                                                                RATIO OF          NET                         FEES REDUCED
                                                                OPERATING      INVESTMENT                      BY CREDITS
                 NET ASSET                    NET ASSETS,       EXPENSES         INCOME                          ALLOWED
               VALUE, END OF     TOTAL       END OF PERIOD      TO AVERAGE     TO AVERAGE        PORTFOLIO       BY THE
                  PERIOD       RETURN(1)      (IN 000'S)      NET ASSETS(2)    NET ASSETS      TURNOVER RATE    CUSTODIAN
                  ------       ---------      ----------      -------------    ----------      -------------    ---------
CALIFORNIA MUNICIPAL FUND

CLASS A
04/30/01
  (unaudited)      $10.87            3.00%      $268,803          0.86%(8)        4.82%(8)             30%         0.87%(8)
10/31/00            10.81            9.33%       248,941          0.87%           5.30%                40%         0.88%
10/31/99            10.43           (3.87)%      283,929          0.88%           4.94%                92%         0.91%
10/31/98(10)        11.46            2.82%       287,590          0.97%(8)        4.87%(8)             28%         1.05%(8)
06/30/98            11.33            9.26%       290,328          1.00%           5.18%                87%         1.19%
06/30/97            10.92            8.83%       318,251          0.97%           5.51%                36%         1.26%
06/30/96            10.60            6.40%       372,177          0.94%           5.56%                17%         1.29%

CLASS B
04/30/01
  (unaudited)       10.87            2.62%       187,868          1.60%(8)        4.08%(8)             30%         1.61%(8)
10/31/00            10.81            8.53%       160,086          1.60%           4.57%                40%         1.61%
10/31/99            10.43           (4.62)%      133,842          1.63%           4.19%                92%         1.66%
10/31/98(10)        11.46            2.56%        49,683          1.72%(8)        4.12%(8)             28%         1.81%(8)
06/30/98            11.33            8.45%        34,537          1.75%           4.42%                87%         1.95%
06/30/97            10.92            8.02%        25,219          1.72%           4.76%                36%         2.01%
06/30/96            10.60            5.61%        20,543          1.69%           4.81%                17%         2.04%

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

CLASS A
04/30/01
  (unaudited)      $10.56            2.73%      $ 31,642          0.73%(8)        4.20%(8)             18%         0.94%(8)
10/31/00            10.58            7.37%        29,657          0.91%           4.19%                45%         0.93%
10/31/99            10.30           (1.11)%       31,253          0.89%           4.13%                93%         0.97%
10/31/98(10)        11.02            3.46%        37,529          0.82%(8)        4.39%(8)              7%         1.15%(8)
06/30/98            10.81            6.26%        38,724          0.86%           4.49%                25%         1.25%
06/30/97            10.74            6.97%        45,157          0.82%           4.61%                29%         1.31%
06/30/96            10.56            6.25%        54,518          0.73%           4.62%                27%         1.39%

CLASS B
04/30/01
  (unaudited)       10.56            2.36%        37,240          1.48%(8)        3.45%(8)             18%         1.69%(8)
10/31/00            10.58            6.57%        35,685          1.66%           3.44%                45%         1.68%
10/31/99            10.30           (1.89)%       35,501          1.64%           3.38%                93%         1.72%
10/31/98(10)        11.02            3.20%        23,960          1.57%(8)        3.64%(8)              7%         1.90%(8)
06/30/98            10.81            5.47%        21,688          1.61%           3.74%                25%         2.01%
06/30/97            10.74            6.17%        20,992          1.57%           3.86%                29%         2.06%
06/30/96            10.56            5.46%        20,948          1.48%           3.87%                27%         2.14%


                                                See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

 (1) Total return is not annualized for periods less than one year and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.

 (2) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.

 (3) On August 1, 2000 the Equity Income Fund commenced selling Class I shares.

 (4) On March 23, 1998 the Growth & Income, U.S. Government Securities and Income Funds commenced selling Class I shares.

 (5) Per share numbers have been calculated using the average shares method.

 (6) The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

 (7) Amount represents less than $0.01 per share.

 (8) Annualized.

 (9) On June 7, 1999 the Growth Fund of the Northwest commenced selling Class I shares.

(10) Fiscal year end changed to October 31 from June 30.

(11) On July 25, 1996 the Growth, International Growth, and Short Term Income Funds commenced selling Class I shares.

(12) The Mid Cap Stock Fund commenced operations on March 1, 2000.

(13) On January 5, 2000 the Small Cap Stock Fund commenced selling Class I shares.

(14) Fiscal year end changed to October 31 from December 31.

(15) On April 8, 1998, May 5, 1998 and July 27, 1998 the High Yield Fund commenced selling Class A, Class B, and Class I shares, respectively.

                                                See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

EQUITY INCOME FUND

APRIL 30, 2001 (UNAUDITED)

    SHARES                                                           VALUE
    ------                                                           -----
COMMON STOCKS - 65.5%
    BASIC MATERIALS - 5.2%
      BASIC INDUSTRY - 5.2%
     100,000  Alcoa Inc. ......................................    $  4,140,000
     170,000  Bemis Company, Inc. .............................       6,393,700
     170,000  Dow Chemical Company ............................       5,686,500
     100,000  E.I. Du Pont de Nemours and Company .............       4,519,000
      85,000  PPG Industries, Inc. ............................       4,517,750
                                                                   ------------
              Total Basic Materials ...........................      25,256,950
                                                                   ------------
    CAPITAL GOODS - 2.9%
      AEROSPACE/DEFENSE - 0.8%
      50,000  General Dynamics Corporation ....................       3,854,000
                                                                   ------------
      DIVERSIFIED MANUFACTURING - 2.1%
     101,250  Crane Company ...................................       2,849,175
     150,000  Honeywell International Inc. ....................       7,332,000
                                                                   ------------
                                                                     10,181,175
                                                                   ------------
              Total Capital Goods .............................      14,035,175
                                                                   ------------
    COMMUNICATIONS - 5.1%
      UTILITIES/TELECOMMUNICATIONS - 5.1%
      90,000  Alltel Corporation ..............................       4,914,900
     210,000  AT&T Corporation ................................       4,678,800
     180,000  SBC Communications Inc. .........................       7,425,000
     135,000  Verizon Communications ..........................       7,434,450
                                                                   ------------
              Total Communications ............................      24,453,150
                                                                   ------------
    CONSUMER CYCLICALS - 6.9%
      AUTOS/PARTS - 1.5%
     260,000  Genuine Parts Company ...........................       7,020,000
                                                                   ------------
      LEISURE - 2.6%
     220,000  Carnival Corporation ............................       5,830,000
     400,000  Mattel Inc. .....................................       6,460,000
                                                                   ------------
                                                                     12,290,000
                                                                   ------------
      RETAIL STORES - 2.8%
     200,000  May Department Stores Company ...................       7,450,000
     310,000  Penney (J.C.) Company Inc. ......................       6,280,600
                                                                   ------------
                                                                     13,730,600
                                                                   ------------
              Total Consumer Cyclicals ........................      33,040,600
                                                                   ------------
    CONSUMER STAPLES - 7.8%
      FOODS & Food/Drug Retail - 4.8%
     190,000  Albertson's Inc. ................................       6,346,000
     360,000  ConAgra Foods Inc. ..............................       7,491,600
      60,000  Hershey Foods Corporation .......................       3,624,600
     400,000  Supervalu Inc. ..................................       5,468,000
                                                                   ------------
                                                                     22,930,200
                                                                   ------------
      HOUSEHOLD/PERSONAL CARE PRODUCTS - 3.0%
     170,000  Clorox Company ..................................       5,411,100
     150,000  Procter & Gamble Company ........................       9,007,500
                                                                   ------------
                                                                     14,418,600
                                                                   ------------
              Total Consumer Staples ..........................      37,348,800
                                                                   ------------
    ENERGY - 7.8%
      OIL & Gas - 7.8%
      60,000  Ashland Inc. ....................................       2,583,600
     135,000  BP Amoco Plc, Sponsored ADR .....................       7,300,800
     150,000  Repsol, Sponsored ADR ...........................       2,739,000
     100,000  Royal Dutch Petroleum Company ...................       5,953,000
      80,000  Texaco, Inc. ....................................       5,782,400
      96,500  Tosco Corporation ...............................       4,443,825
      80,000  Ultramar Diamond Shamrock Corporation ...........       3,608,800
     130,000  Unocal Corporation ..............................       4,960,800
                                                                   ------------
              Total Energy ....................................      37,372,225
                                                                   ------------
    FINANCIALS - 15.7%
      BANKS/SAVINGS & Loans - 11.6%
     160,000  Bank of America Corporation .....................       8,960,000
     120,000  Bank One Corporation ............................       4,532,400
      73,333  Citigroup Inc. ..................................       3,604,317
      89,551  First State Bancorporation ......................       1,320,877
     250,000  First Union Corporation .........................       7,492,500
     150,000  FleetBoston Financial Corporation ...............       5,755,500
     180,000  J.P. Morgan Chase & Company .....................       8,636,400
      90,000  PNC Financial Services Group ....................       5,856,300
     240,000  U.S. Bancorp ....................................       5,083,200
     100,000  Wells Fargo & Company ...........................       4,697,000
                                                                   ------------
                                                                     55,938,494
                                                                   ------------
      FINANCIAL SERVICES - 3.1%
      80,000  Fannie Mae ......................................       6,420,800
      60,000  Franklin Resources Inc. .........................       2,619,000
     100,000  Price (T. Rowe) Group Inc. ......................       3,476,000
      44,000  Providian Financial Corporation .................       2,345,200
                                                                   ------------
                                                                     14,861,000
                                                                   ------------
      INSURANCE - 1.0%
     110,000  Allstate Corporation ............................       4,592,500
                                                                   ------------
              Total Financials ................................      75,391,994
                                                                   ------------
    HEALTH CARE - 3.9%
      HEALTH CARE PRODUCTS - 3.9%
      50,000  Abbott Laboratories .............................       2,319,000
     120,000  Becton Dickinson & Company ......................       3,882,000
      21,100  Johnson & Johnson ...............................       2,035,728
      40,000  Merck & Company Inc. ............................       3,038,800
     100,000  Mylan Laboratories Inc. .........................       2,674,000
     120,000  Schering-Plough Corporation .....................       4,624,800
                                                                   ------------
              Total Health Care ...............................      18,574,328
                                                                   ------------
    TECHNOLOGY - 3.3%
      COMPUTER SYSTEMS - 3.3%
     300,000  Diebold Inc. ....................................       9,777,000
     220,000  Hewlett-Packard Company .........................       6,254,600
                                                                   ------------
              Total Technology ................................      16,031,600
                                                                   ------------
    UTILITIES - 6.9%
      UTILITIES/GAS & Electric - 6.9%
     127,000  Duke Energy Corporation .........................       5,938,520
     100,000  FPL Group, Inc. .................................       5,990,000
      75,546  Mirant Corporation ..............................       3,082,277
     200,000  NiSource Inc. ...................................       5,954,000
     130,000  Pinnacle West Capital Corporation ...............       6,524,700
     250,000  Southern Company ................................       5,847,500
                                                                   ------------
              Total Utilities .................................      33,336,997
                                                                   ------------
              Total Common Stocks (Cost $260,410,897) .........     314,841,819
                                                                   ------------
 REAL ESTATE INVESTMENT TRUSTS - 9.3%
     130,000  AMB Property Corporation ........................       3,237,000
     120,000  Apartment Investment & Management Company, Class A      5,349,600
      60,000  Arden Realty Inc. ...............................       1,504,200
      74,800  CarrAmerica Realty Corporation ..................       2,150,500
     210,000  Duke-Weeks Realty Corporation ...................       4,838,400
     170,000  Equity Office Properties Trust ..................       4,853,500
     100,000  Equity Residential Properties Trust .............       5,249,000
      75,000  Franchise Finance Corporation of America ........       1,886,250
     110,000  Health Care Property Investors Inc. .............       3,971,000
     140,000  Hospitality Properties Trust ....................       3,689,000
      85,000  Shurgard Storage Centers Inc., Class A ..........       2,308,600
      85,000  Simon Property Group Inc. .......................       2,249,950
      58,500  Storage USA Inc. ................................       1,974,375
     110,500  Taubman Centers Inc. ............................       1,370,200
                                                                   ------------
              Total Real Estate Investment Trusts
                (Cost $42,962,490) ............................      44,631,575
                                                                   ------------

 PRINCIPAL
  AMOUNT
 ---------

CONVERTIBLE SECURITIES - 7.8%
    CONVERTIBLE BONDS AND NOTES - 7.2%
$  4,000,000  Adaptec Inc., Conv. Sub. Note,
                4.750% due 02/01/2004 .........................       3,405,000
   4,150,000  Analog Devices, Inc., Conv. Sub. Note,
                4.750% due 10/01/2005 .........................       3,807,625
   5,550,000  Cypress Semiconductor Corporation, Conv
              Sub. Deb.,
                3.750% due 07/01/2005** .......................       4,779,937
   4,500,000  LSI Logic Corporation, Conv. Sub. Note,
                4.000% due 02/15/2005** .......................       3,780,000
   9,500,000  Network Associates Inc., Conv. Sub. Deb.,
                Zero coupon due 02/13/2018 ....................       3,906,875
   2,000,000  Omnicare Inc., Conv. Bond,
                5.000% due 12/01/2007 .........................       1,800,000
   5,500,000  Radisys Corporation, Conv. Sub. Note,
                5.500% due 08/15/2007 .........................       3,561,250
   3,900,000  S3 Inc., Conv. Sub. Note,
                5.750% due 10/01/2003 .........................       2,866,500
   6,000,000  TriQuint Semiconductor, Inc., Conv. Sub. Note,
                4.000% due 03/01/2007 .........................       4,620,000
   2,000,000  Waste Management Inc., Conv. Sub. Note,
                4.000% due 02/01/2002 .........................       1,962,500
                                                                   ------------
              Total Convertible Bonds and Notes
                (Cost $33,394,018) ............................      34,489,687
                                                                   ------------
    SHARES
    ------

    CONVERTIBLE PREFERRED STOCKS - 0.6%
      40,000  DECS Trust VI, Conv. Pfd.,
                6.250% due 08/16/2004 .........................         589,600
       6,000  Global Crossing Holdings Ltd., Conv. Pfd.,
                6.375% due 11/05/2004++ .......................         705,750
      11,200  TCI Pacific Communications Inc., Conv. Pfd.,
                5.000% due 07/31/2006 .........................       1,612,800
                                                                   ------------
              Total Convertible Preferred Stocks
                (Cost $4,084,600) .............................       2,908,150
                                                                   ------------
              Total Convertible Securities
                (Cost $37,478,618) ............................      37,397,837
                                                                   ------------
 PRINCIPAL
  AMOUNT
 ---------

FIXED INCOME SECURITIES - 8.2%

    CORPORATE BONDS AND NOTES - 6.3%

$  1,500,000  Aetna Inc., Company Guarantee,
                7.625% due 08/15/2026 .........................       1,569,725
   1,250,000  American Home Products Corporation, Deb.,
                7.250% due 03/01/2023 .........................       1,189,533
   2,000,000  Cendant Corporation, Note,
                7.750% due 12/01/2003 .........................       2,015,754
   4,000,000  Federated Department Stores Inc., Sr. Note,
                6.625% due 04/01/2011 .........................       3,863,380
   2,000,000  FHP International Corporation, Sr. Note,
                7.000% due 09/15/2003 .........................       1,657,950
   1,250,000  First Nationwide Bank, Sub. Deb.,
                10.000% due 10/01/2006 ........................       1,352,001
   1,165,000  HEALTHSOUTH Corporation, Sr. Note,
                6.875% due 06/15/2005 .........................       1,122,591
   2,000,000  Loral Corporation, Deb.,
                7.625% due 06/15/2025 .........................       2,006,058
   1,000,000  Medpartners Inc., Sr. Note,
                7.375% due 10/01/2006 .........................         995,000
   2,500,000  Merrill Lynch & Company Inc., Note,
                6.375% due 10/15/2008 .........................       2,468,915
   1,000,000  Price/Costco Inc., Sr. Note,
                7.125% due 06/15/2005 .........................       1,023,916
   1,750,000  Raytheon Company, Deb.,
                7.200% due 08/15/2027 .........................       1,619,398
   1,750,000  Rockefeller Center Property Trust, Deb.,
                7.438% due 12/31/2007+++ ......................       1,689,065
   1,500,000  Superior Financial Acquisition Corporation,
                Sr. Note,
                8.650% due 04/01/2003 .........................       1,521,027
   1,000,000  Tenet Healthcare Corporation, Sr. Note,
                7.875% due 01/15/2003 .........................       1,027,500
   2,000,000  Texas-New Mexico Power Company, Sr. Note,
                6.250% due 01/15/2009 .........................       1,806,434
   2,000,000  Time Warner Inc., Deb.,
                9.150% due 02/01/2023 .........................       2,308,126
   1,000,000  Westinghouse Electric Corporation, Deb.,
                7.875% due 09/01/2023 .........................         997,185
                                                                   ------------
              Total Corporate Bonds and Notes
                (Cost $30,932,169) ............................      30,233,558
                                                                   ------------
    U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.6%

      FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 1.6%

   3,770,310  #C01049, GOLD,
                7.000% due 09/01/2030 .........................       3,808,256
   4,118,204  #C42264, GOLD,
                6.500% due 09/01/2030 .........................       4,085,128
                                                                   ------------
              Total U.S. Government Agency Mortgage-
                Backed Securities
                (Cost $7,655,574) .............................       7,893,384
                                                                   ------------
    COLLATERALIZED MORTGAGE OBLIGATION (CMO) - 0.3%
      (Cost $1,434,932)
   1,432,470  Reilly Mortgage FHA, 1982, .
                7.430% due 08/01/2022 .........................       1,512,480
                                                                   ------------
              Total Fixed Income Securities
                (Cost $40,022,675) ............................      39,639,422
                                                                   ------------
   SHARES
   ------

WARRANTS - 0.0%***
  (Cost $45)
       4,500  V2 Music Holdings Plc,
                Expires 04/15/2008+,++ ........................              45
                                                                   ------------

 PRINCIPAL
  AMOUNT
 ---------

REPURCHASE AGREEMENT - 9.2%
  (Cost $44,463,000)
$44,463,000   Agreement with Goldman Sachs & Company,
                4.370% dated 04/30/2001, to be repurchased
                at $44,468,397 on 05/01/2001, collateralized
                by $33,327,055 U.S. Treasury Bonds, having
                various interest rates and maturities
                (Market Value $45,331,482) ....................    $ 44,463,000
                                                                   ------------
TOTAL INVESTMENTS (Cost $425,337,725*) ..............   100.0%      480,973,698
OTHER ASSETS AND LIABILITIES (NET) ..................     0.0***         11,231
                                                        -----      ------------
NET ASSETS ..........................................   100.0%     $480,984,929
                                                        =====      ============

---------------
  * Aggregate cost for federal tax purposes.
 ** These securities or a partial position of these securities are on loan at April 30, 2001, and have an aggregate market value of $2,356,804, representing 0.5% of the total net assets of the Fund (note 7).
*** Amount represents less than 0.1% of total net assets.
  + Non-income producing security.
 ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
+++ Floating rate security whose rate is reset periodically based on an index.


-------------------------------------------------------------------------------

                               GLOSSARY OF TERMS
             ADR    -- American Depository Receipt
             FHA    -- Federal Housing Authority
             GOLD   -- Payments are on an accelerated 45-day payment
                       cycle instead of 75-day payment cycle

-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

GROWTH & INCOME FUND

APRIL 30, 2001 (UNAUDITED)

    SHARES                                                           VALUE
    ------                                                           -----

COMMON STOCKS - 98.3%
    CAPITAL GOODS - 9.7%
      AEROSPACE/DEFENSE - 2.7%
     715,000  Boeing Company ..................................  $   44,187,000
                                                                 --------------
      DIVERSIFIED MANUFACTURING - 1.8%
     585,000  Honeywell International Inc. ....................      28,594,800
                                                                 --------------
      ELECTRICAL EQUIPMENT - 1.3%
     425,000  General Electric Company ........................      20,625,250
                                                                 --------------
      MISCELLANEOUS - 3.9%
   1,185,000  Tyco International Ltd. .........................      63,243,450
                                                                 --------------
              Total Capital Goods .............................     156,650,500
                                                                 --------------
    COMMUNICATIONS - 6.0%
      UTILITIES/TELECOMMUNICATIONS - 6.0%
   1,035,000  AT&T Corporation ................................      23,059,800
     490,000  SBC Communications Inc. .........................      20,212,500
     290,000  Verizon Communications ..........................      15,970,300
   2,070,000  WorldCom Inc.+ ..................................      37,777,500
                                                                 --------------
              Total Communications ............................      97,020,100
                                                                 --------------
    CONSUMER CYCLICALS - 5.3%
      LEISURE - 3.1%
   1,345,000  Carnival Corporation ............................      35,642,500
     885,000  Mattel Inc. .....................................      14,292,750
                                                                 --------------
                                                                     49,935,250
                                                                 --------------
     RETAIL SALES - 2.2%
     370,000  Costco Wholesale Corporation+** .................      12,924,100
   1,480,000  Intimate Brands Inc. ............................      23,680,000
                                                                 --------------
                                                                     36,604,100
                                                                 --------------
              Total Consumer Cyclicals ........................      86,539,350
                                                                 --------------
    CONSUMER STAPLES - 15.0%
      BEVERAGES - 1.0%
     355,000  PepsiCo Inc. ....................................      15,552,550
                                                                 --------------
      FOODS & Food/Drug Retail - 3.3%
   2,400,000  Kroger Company+ .................................      54,216,000
                                                                 --------------
      HOUSEHOLD/PERSONAL CARE PRODUCTS - 5.5%
   1,035,000  Avon Products Inc. ..............................      43,801,200
     324,000  Kimberly-Clark Corporation ......................      19,245,600
     450,000  Procter & Gamble Company ........................      27,022,500
                                                                 --------------
                                                                     90,069,300
                                                                 --------------
      MEDIA - 5.2%
   1,202,000  AT&T Corporation-Liberty Media Group,
              Class A+ ........................................      19,232,000
     750,000  Comcast Corporation, Special Class A ............      32,932,500
     218,000  Viacom Inc., Class A+ ...........................      11,445,000
     675,000  Walt Disney Company .............................      20,418,750
                                                                 --------------
                                                                     84,028,250
                                                                 --------------
              Total Consumer Staples ..........................     243,866,100
                                                                 --------------
    ENERGY - 8.2%
      OIL & Gas - 6.4%
     320,000  BP Amoco Plc, Sponsored ADR .....................      17,305,600
     312,576  Exxon Mobil Corporation .........................      27,694,234
     390,000  Royal Dutch Petroleum Company ...................      23,216,700
     360,000  Tosco Corporation ...............................      16,578,000
     510,000  Unocal Corporation ..............................      19,461,600
                                                                 --------------
                                                                    104,256,134
                                                                 --------------
      OIL SERVICES - 1.8%
     655,000  Halliburton Company .............................      28,302,550
                                                                 --------------
              Total Energy ....................................     132,558,684
                                                                 --------------
    FINANCIALS - 21.9%
      BANKS/SAVINGS & Loans - 13.7%
   1,000,000  Bank of America Corporation .....................      56,000,000
     690,000  Citigroup Inc. ..................................      33,913,500
   1,205,000  First Union Corporation .........................      36,113,850
     450,000  FleetBoston Financial Corporation ...............      17,268,750
     700,000  J.P. Morgan Chase & Company .....................      33,586,000
     235,000  PNC Financial Services Group ....................      15,291,450
     670,000  Wells Fargo & Company ...........................      31,469,900
                                                                 --------------
                                                                    223,643,450
                                                                 --------------
      FINANCIAL SERVICES - 4.7%
     625,000  Freddie Mac .....................................      41,125,000
     655,000  Providian Financial Corporation .................      34,911,500
                                                                 --------------
                                                                     76,036,500
                                                                 --------------
      INSURANCE - 3.5%
     735,000  Allstate Corporation ............................      30,686,250
     315,000  American International Group Inc. ...............      25,767,000
                                                                 --------------
                                                                     56,453,250
                                                                 --------------
              Total Financials ................................     356,133,200
                                                                 --------------
    HEALTH CARE - 10.6%
      HEALTH CARE PRODUCTS - 10.6%
     285,000  American Home Products Corporation ..............      16,458,750
     300,000  Bristol-Meyers Squibb Company ...................      16,800,000
     487,500  Cardinal Health Inc. ............................      32,857,500
     193,800  Johnson & Johnson** .............................      18,697,824
     161,400  Merck & Company Inc. ............................      12,261,558
   1,815,000  Mylan Laboratories Inc.48,533,100
     275,000  Pfizer Inc. .....................................      11,907,500
     400,000  Schering-Plough Corporation .....................      15,416,000
                                                                 --------------
              Total Health Care ...............................     172,932,232
                                                                 --------------
    TECHNOLOGY - 19.8%
      COMMUNICATIONS EQUIPMENT - 2.9%
   1,790,000  Motorola Inc. ...................................      27,834,500
     550,000  Tellabs Inc.+ ...................................      19,310,500
                                                                 --------------
                                                                     47,145,000
                                                                 --------------
      COMPUTER SOFTWARE/SERVICES - 10.7%
   2,040,000  BMC Software Inc.+ ..............................      49,347,600
   1,535,000  Computer Associates International Inc. ..........      49,411,650
     355,000  First Data Corporation ..........................      23,941,200
     525,000  Microsoft Corporation+ ..........................      35,568,750
     955,000  Oracle Corporation+ .............................      15,432,800
                                                                 --------------
                                                                    173,702,000
                                                                 --------------
      COMPUTER SYSTEMS - 5.1%
   1,240,000  Compaq Computer Corporation .....................      21,700,000
     775,000  Hewlett-Packard Company .........................      22,033,250
     345,000  International Business Machines Corporation .....      39,723,300
                                                                 --------------
                                                                     83,456,550
                                                                 --------------
      ELECTRONICS/SEMICONDUCTORS - 1.1%
     573,200  Intel Corporation ...............................      17,717,611
                                                                 --------------
              Total Technology ................................     322,021,161
                                                                 --------------
    UTILITIES - 1.8%
      UTILITIES/GAS & Electric - 1.8%
     215,000  Duke Energy Corporation .........................      10,053,400
     320,000  NiSource Inc. ...................................       9,526,400
     200,000  Pinnacle West Capital Corporation ...............      10,038,000
                                                                 --------------
              Total Utilities .................................      29,617,800
                                                                 --------------
              Total Common Stocks
                (Cost $1,276,760,094) .........................   1,597,339,127
                                                                 --------------
 PRINCIPLE
  AMOUNT
 ---------
REPURCHASE AGREEMENT - 2.1%
  (Cost $33,967,000)
$ 33,967,000  Agreement with Goldman Sachs & Company,
                4.370% dated 04/30/2001, to be repurchased
                at $33,971,123 on 05/01/2001, collateralized
                by $25,459,822 U.S. Treasury Bonds, having
                various interest rates and maturities
                (Market Value $34,630,467) ....................      33,967,000
                                                                 --------------
TOTAL INVESTMENTS (COST $1,310,727,094*) .............   100.4%   1,631,306,127
OTHER ASSETS AND LIABILITIES (NET)                        (0.4)      (6,070,690)
                                                         -----   --------------
NET ASSETS ...........................................   100.0%  $1,625,235,437
                                                         =====   ==============

--------------
  * Aggregate cost for federal tax purposes.
 ** These securities or a partial position of these securities are on loan at April 30, 2001, and have an aggregate market value of $26,162,365, representing 1.6% of the total net assets of the Fund (note 7).
  + Non-income producing security.


-------------------------------------------------------------------------------

                                GLOSSARY OF TERMS
                      ADR  -- American Depository Receipt

-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

GROWTH FUND OF THE NORTHWEST

APRIL 30, 2001 (UNAUDITED)

   SHARES                                                           VALUE
   ------                                                           -----

COMMON STOCKS - 90.1%
    BASIC MATERIALS - 8.4%
      BASIC INDUSTRY - 8.4%
     124,133  Boise Cascade Corporation .......................    $  4,342,172
   2,360,200  Louisiana-Pacific Corporation** .................      28,912,450
   2,093,030  Oregon Steel Mills Inc. .........................      11,155,850
     460,180  Schnitzer Steel Industries Inc., Class A ........       6,479,334
     175,000  Weyerhaeuser Company ............................       9,892,750
                                                                   ------------
              Total Basic Materials ...........................      60,782,556
                                                                   ------------
    CAPITAL GOODS - 11.0%
      AEROSPACE/DEFENSE - 4.1%
     294,464  Boeing Company ..................................      18,197,875
     300,350  Precision Castparts Corporation .................      11,221,076
                                                                   ------------
                                                                     29,418,951
                                                                   ------------
      ELECTRICAL EQUIPMENT - 2.2%
     453,330  Electro Scientific Industries Inc.+ .............      16,242,814
                                                                   ------------
      MISCELLANEOUS - 4.7%
     991,700  Greenbrier Companies Inc. .......................       8,826,130
     368,150  PACCAR Inc. .....................................      17,862,638
     352,000  Tredegar Corporation ............................       6,881,600
                                                                   ------------
                                                                     33,570,368
                                                                   ------------
              Total Capital Goods .............................      79,232,133
                                                                   ------------
    COMMUNICATIONS - 2.4%
      UTILITIES/TELECOMMUNICATIONS - 2.4%
     399,195  Metro One Telecommunications Inc.+** ............      16,897,924
                                                                   ------------
    CONSUMER CYCLICALS - 11.4%
      APPAREL/SHOES - 2.1%
      60,000  Columbia Sportswear Company+ ....................       4,084,200
     870,400  Cutter & Buck Inc.+ .............................       4,482,560
     166,110  Nike Inc., Class B ..............................       6,945,059
                                                                   ------------
                                                                     15,511,819
                                                                   ------------
      BUSINESS SERVICES - 0.9%
     266,000  Getty Images Inc.+ ..............................       6,697,880
                                                                   ------------
      CONSUMER DURABLES - 2.2%
     807,012  Monaco Coach Corporation+ .......................      15,615,682
                                                                   ------------
      HOTELS & Gaming - 1.0%
   1,282,085  WestCoast Hospitality Corporation+ ..............       7,179,676
                                                                   ------------
      RETAIL SALES - 2.2%
     127,640  Costco Wholesale Corporation+ ...................       4,458,465
   4,098,000  Hollywood Entertainment Corporation+** ..........      11,351,460
                                                                   ------------
                                                                     15,809,925
                                                                   ------------
      MISCELLANEOUS - 3.0%
   1,120,725  Building Materials Holding Corporation+ .........      10,927,069
   1,310,480  K2 Inc. .........................................      10,680,412
                                                                   ------------
                                                                     21,607,481
                                                                   ------------
              Total Consumer Cyclicals ........................      82,422,463
                                                                   ------------
    CONSUMER STAPLES - 3.5%
      FOODS & FOOD/DRUG RETAIL - 3.5%
      80,000  Albertson's Inc. ................................       2,672,000
     797,424  Kroger Company+ .................................      18,013,808
     245,080  Starbucks Corporation+ ..........................       4,742,298
                                                                   ------------
              Total Consumer Staples ..........................      25,428,106
                                                                   ------------
    FINANCIALS - 15.2%
      BANKS/SAVINGS & LOANS - 13.5%
     348,450  Bank of America Corporation .....................      19,513,200
     487,525  Banner Corporation ..............................       8,409,806
     409,700  KeyCorp .........................................       9,496,846
     517,200  Pacific Northwest Bancorp .......................       9,237,192
     713,672  U.S. Bancorp ....................................      15,115,573
     814,688  Washington Federal Inc.20,782,691
     306,800  Wells Fargo & Company ...........................      14,410,396
                                                                   ------------
                                                                     96,965,704
                                                                   ------------
      INSURANCE - 1.7%
     271,615  StanCorp Financial Group Inc. ...................      12,420,954
                                                                   ------------
              Total Financials ................................     109,386,658
                                                                   ------------
    HEALTH CARE - 10.9%
     HEALTH CARE PRODUCTS - 9.5%
   1,582,700  Corixa Corporation+ .............................      23,028,285
     137,500  Dendreon Corporation+ ...........................       1,161,875
     250,000  Eden Bioscience Corporation+** ..................       3,422,500
     207,270  ICOS Corporation+ ...............................      11,940,825
     102,590  Immunex Corporation+ ............................       1,565,523
   1,874,400  Orasure Technologies Inc.+ ......................      16,026,120
     791,563  SonoSite Inc.+** ................................      11,208,532
                                                                   ------------
                                                                     68,353,660
                                                                   ------------
     HEALTH CARE SERVICES - 1.4%
     479,360  Health Net Inc.+ ................................      10,330,208
                                                                   ------------
              Total Health Care ...............................      78,683,868
                                                                   ------------
    TECHNOLOGY - 24.7%
      COMPUTER SOFTWARE/SERVICES - 6.8%
   1,128,500  BSQUARE Corporation+ ............................      14,557,650
     573,650  Click2Learn.com Inc.+** .........................       1,141,564
      59,100  Digimarc Corporation+** .........................       1,167,225
     161,339  Microsoft Corporation+ ..........................      10,930,717
     973,400  ONYX Software Corporation+ ......................       3,913,068
   1,294,600  Primus Knowledge Solutions Inc.+** ..............       5,126,616
     618,200  RealNetworks Inc.+ ..............................       5,687,440
     905,900  WatchGuard Technologies, Inc.+ ..................       6,305,064
                                                                   ------------
                                                                     48,829,344
                                                                   ------------
      COMPUTER SYSTEMS - 5.2%
     373,000  Advanced Digital Information Corporation+ .......       7,355,560
     172,696  Avocent Corporation+ ............................       4,298,404
     553,130  InFocus Corporation+ ............................      10,791,566
     716,742  RadiSys Corporation+ ............................      15,123,256
                                                                   ------------
                                                                     37,568,786
                                                                   ------------
      ELECTRONICS/SEMICONDUCTORS - 12.7%
     270,740  Credence Systems Corporation+ ...................       6,430,075
     884,025  FEI Company+ ....................................      23,170,295
     140,200  Intel Corporation+ ..............................       4,333,582
     613,380  Lattice Semiconductor Corporation+ ..............      15,107,550
     199,160  Micron Technology Inc.+ .........................       9,037,881
     444,435  Microvision Inc.+** .............................       8,888,700
     532,100  Pixelworks Inc.+ ................................      12,078,670
     436,900  Semitool Inc.+ ..................................       4,753,472
     183,460  Tektronix Inc.+ .................................       4,439,732
     105,640  TriQuint Semiconductor Inc.+ ....................       3,066,729
                                                                   ------------
                                                                     91,306,686
                                                                   ------------
              Total Technology ................................     177,704,816
                                                                   ------------
    TRANSPORTATION - 2.6%
     361,450  Airborne Inc. ...................................       3,310,882
     192,810  Alaska Air Group Inc.+ ..........................       5,427,602
     204,560  Expeditors International of Washington Inc. .....      10,234,137
                                                                   ------------
                                                                     18,972,621
                                                                   ------------
              Total Common Stocks
                (Cost $512,367,393) ...........................     649,511,145
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS - 0.4%
  (Cost $2,911,656)
     110,680  Shurgard Storage Centers Inc., Class A ..........       3,006,069
                                                                   ------------
 PRINCIPLE
  AMOUNT
 ---------
REPURCHASE AGREEMENT - 9.4%
  (Cost $67,652,000)
$ 67,652,000  Agreement with Goldman Sachs & Company,
                4.370% dated 04/30/2001, to be repurchased
                at $67,660,212 on 05/01/2001, collateralized
                by $50,708,273 U.S. Treasury Bonds, having
                various interest rates and maturities
                (Market Value $68,973,426) ....................      67,652,000
                                                                   ------------
TOTAL INVESTMENTS (cost $582,931,049*) ................   99.9%     720,169,214
OTHER ASSETS AND LIABILITIES (NET) ....................    0.1          923,727
                                                                   ------------
NET ASSETS ............................................  100.0%    $721,092,941
                                                         =====     ============

------------------
  * Aggregate cost for federal tax purposes.
 ** These securities or a partial position of these securities are on loan at April 30, 2001, and have an aggregate market value of $8,763,801, representing 1.2% of the total net assets of the Fund (note 7).
  + Non-income producing security.

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

GROWTH FUND

APRIL 30, 2001 (UNAUDITED)

    SHARES                                                          VALUE
    ------                                                          -----
COMMON STOCKS - 87.2%
    CAPITAL GOODS - 8.2%
      AEROSPACE/DEFENSE - 1.7%
     225,410  Boeing Company ..................................    $ 13,930,338
                                                                   ------------
      ELECTRICAL EQUIPMENT - 5.5%
     186,825  Celestica Inc.+ .................................       9,546,757
     141,375  Dominion Resource Inc. ..........................       9,682,774
     264,720  Duke Energy Corporation .........................      12,378,307
     492,605  Flextronics International Ltd.+ .................      13,246,148
                                                                   ------------
                                                                     44,853,986
                                                                   ------------
      MISCELLANEOUS - 1.0%
     156,035  Applied Materials Inc.+ .........................       8,519,511
                                                                   ------------
              Total Capital Goods .............................      67,303,835
                                                                   ------------
    COMMUNICATIONS - 23.2%
      UTILITIES/TELECOMMUNICATIONS - 23.2%
     242,065  America Movil SA de C.V., Series L, ADR+ ........       4,453,996
   1,610,000  China Mobile (Hong Kong), Ltd.+ .................       7,906,537
     746,315  China Unicom, Ltd., ADR+ ........................      10,784,252
     553,260  Comcast Corporation, Special Class A+ ...........      24,293,647
     241,240  Cox Communications Inc., Class A+ ...............      10,978,832
     289,660  Juniper Networks Inc.+ ..........................      17,098,630
   2,194,388  Nokia Corporation, Sponsored ADR ................      75,026,126
       8,701  Nokia Oyj .......................................         287,727
         911  NTT DoCoMo Inc. .................................      18,731,046
     382,850  ONI Systems Corporation+ ........................      13,755,800
     242,065  Telefonos de Mexico SA, Class L, Sponsored ADR ..       8,375,449
                                                                   ------------
              Total Communications ............................     191,692,042
                                                                   ------------
    CONSUMER CYCLICALS - 0.3%
      BUSINESS SERVICES - 0.3%
     154,860  Sapient Corporation+ ............................       2,082,867
                                                                   ------------
     Retail Stores - 0.0%***
       5,075  Tiffany & Company ...............................         164,531
                                                                   ------------
              Total Consumer Cyclicals ........................       2,247,398
                                                                   ------------
    CONSUMER STAPLES - 17.3%
      MEDIA - 16.5%
     939,425  AOL Time Warner Inc.+ ...........................      47,440,962
   2,102,764  AT&T Corporation-Liberty Media Group,
                Class A+ ......................................      33,644,224
     373,410  Cablevision Systems Corporation, Class A+ .......      25,671,938
     183,090  Cablevision Systems Corporation-Rainbow
                Media Group+ ..................................       3,872,354
     491,270  Charter Communications Inc., Class A+ ...........      10,518,091
      32,650  Liberty Digital Inc., Class A+ ..................         130,927
     171,655  TMP Worldwide Inc.+ .............................       8,280,637
     122,658  Viacom Inc., Class B+ ...........................       6,385,575
                                                                   ------------
                                                                    135,944,708
                                                                   ------------
      MISCELLANEOUS - 0.8%
     166,225  Anheuser-Busch Companies, Inc. ..................       6,647,338
                                                                   ------------
              Total Consumer Staples ..........................     142,592,046
                                                                   ------------
    ENERGY - 9.2%
      OIL & Gas - 9.2%
     254,705  Anadarko Petroleum Corporation ..................      16,459,037
     187,840  Burlington Resources Inc. .......................       8,867,926
     143,455  El Paso Corporation .............................       9,869,704
     473,250  Enron Corporation ...............................      29,682,240
     408,750  Petroleo Brasileiro SA, ADR+ ....................      11,036,250
                                                                   ------------
              Total Energy ....................................      75,915,157
                                                                   ------------
    FINANCIALS - 5.7%
      BANKS/SAVINGS & Loans - 1.4%
      70,322  Fifth Third Bancorp .............................       3,780,511
     163,615  J.P. Morgan Chase & Company .....................       7,850,248
                                                                   ------------
                                                                     11,630,759
                                                                   ------------
      FINANCIAL SERVICES - 4.3%
     388,434  Citigroup Inc. ..................................      19,091,531
     753,980  E*TRADE Group Inc.+ .............................       7,087,412
      99,965  Goldman Sachs Group, Inc. .......................       9,106,812
                                                                   ------------
                                                                     35,285,755
                                                                   ------------
              Total Financials ................................      46,916,514
                                                                   ------------
    HEALTH CARE - 5.9%
      HEALTH CARE PRODUCTS - 4.8%
     376,810  Bristol-Meyers Squibb Company ...................      21,101,360
     309,915  Guidant Corporation+ ............................      12,706,515
     114,485  Pfizer Inc. .....................................       4,957,201
      38,480  Sepracor Inc.+ ..................................       1,014,333
                                                                   ------------
                                                                     39,779,409
                                                                   ------------
      HEALTH CARE SERVICES - 1.1%
     204,620  Tenet Healthcare Corporation+ ...................       9,134,237
                                                                   ------------
              Total Health Care ...............................      48,913,646
                                                                   ------------
     INDUSTRIALS - 1.7%
     437,410  Symbol Technologies, Inc. .......................      13,778,415
                                                                   ------------
    TECHNOLOGY - 15.7%
      COMPUTER SOFTWARE/SERVICES - 7.5%
     628,480  Amazon.com Inc.+** ..............................       9,917,414
     142,340  eBay Inc.+ ......................................       7,185,323
     248,010  Electronic Arts Inc.+ ...........................      14,042,326
     402,280  i2 Technologies Inc.+ ...........................       7,003,695
     428,453  Openwave Systems Inc.+ ..........................      14,828,759
      94,100  VeriSign Inc.+ ..................................       4,825,448
      66,817  VERITAS Software Corporation+** .................       3,982,961
                                                                   ------------
                                                                     61,785,926
                                                                   ------------
      COMPUTER SYSTEMS - 2.8%
     385,780  ASM Lithography Holding NV+ .....................      10,443,065
     323,540  Brocade Communications Systems Inc.+ ............      12,291,285
                                                                   ------------
                                                                     22,734,350
                                                                   ------------
      ELECTRONICS/SEMICONDUCTORS - 5.4%
     678,895  Analog Devices Inc.+ ............................      32,118,522
     122,685  Maxim Integrated Products Inc.+ .................       6,238,532
     186,095  Vitesse Semiconductor Corporation+ ..............       6,308,621
                                                                   ------------
                                                                     44,665,675
                                                                   ------------
              Total Technology ................................     129,185,951
                                                                   ------------
              Total Common Stocks
                (Cost $691,974,399) ...........................     718,545,004
                                                                   ------------



  PRINCIPAL
   AMOUNT
   ------

U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 7.9%
    FEDERAL HOME LOAN BANK (FHLB) - 7.9%
$ 30,000,000    5.020% due 05/01/2001++ .......................      30,000,000
  25,000,000    4.250% due 05/29/2001++ .......................      24,917,361
  10,000,000    4.050% due 07/30/2001++ .......................       9,895,600
                                                                   ------------
              Total U.S. Government Agency
                Discount Notes
                (Cost $64,816,111) ............................      64,812,961
                                                                   ------------
COMMERCIAL PAPER - 4.6%
  (Cost $38,500,000)
  38,500,000  CIT Group Holdings, Inc.,
                4.630% due 05/01/2001 .........................      38,500,000
                                                                   ------------
TOTAL INVESTMENTS (Cost $795,290,510*) ...............    99.7%     821,857,965
OTHER ASSETS AND LIABILITIES (NET) ...................     0.3        2,590,943
                                                         -----     ------------
NET ASSETS ...........................................   100.0%    $824,448,908
                                                         =====     ============

---------------
  * Aggregate cost for federal tax purposes.
 ** These securities or a partial position of these securities are on loan at April 30, 2001, and have an aggregate market value of $13,899,839, representing 1.7% of the total net assets of the Fund (note 7).
*** Amount represents less than 0.1% of total net assets.
  + Non-income producing security.
 ++ Rate represents annualized yield at date of purchase.

                SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
               U. S. FORWARD FOREIGN CURRENCY CONTRACTS TO BUY

                          CONTRACTS TO RECEIVE
                ------------------------------------------          NET
                                                                  UNREALIZED
                                                   IN             APPRECIATION/
EXPIRATION        LOCAL            VALUE IN      EXCHANGE        (DEPRECIATION)
  DATE          CURRENCY            U.S. $       FOR U.S. $       OF CONTRACTS
----------      --------           --------      ----------      --------------
05/07/2001   EUR    30,300,000     25,515,740    26,863,980      $  (1,348,240)
05/10/2001   HKD    36,000,000      4,616,948     4,616,280                668
05/14/2001   EUR     6,100,000      5,191,498     5,407,705           (216,207)
06/27/2001   HKD    58,000,000      7,425,067     7,438,442            (13,375)
11/09/2001   EUR     7,200,000      6,347,549     6,367,773            (20,224)
                                                                -------------
                                                                $  (1,597,378)
                                                                -------------

                U. S. FORWARD FOREIGN CURRENCY CONTRACTS TO SELL

                           CONTRACTS TO DELIVER
                ------------------------------------------          NET
                                                                  UNREALIZED
                                                   IN             APPRECIATION/
EXPIRATION        LOCAL            VALUE IN      EXCHANGE        (DEPRECIATION)
  DATE          CURRENCY            U.S. $       FOR U.S. $       OF CONTRACTS
----------      --------           --------      ----------      --------------
05/07/2001   EUR    50,700,000     44,950,620    44,113,669     $    (836,951)
05/10/2001   HKD    44,000,000      5,642,120     5,646,633             4,513
05/14/2001   EUR     9,500,000      8,421,835     8,814,005           392,170
06/27/2001   HKD   112,000,000     14,363,888    14,382,872            18,984
10/26/2001   EUR    10,000,000      8,845,100     8,940,000            94,900
10/26/2001   JPY 1,031,000,000      8,523,174     8,610,806            87,632
11/02/2001   JPY    51,000,000        421,969       418,028            (3,941)
11/09/2001   EUR    17,000,000     15,035,019    15,541,301           506,282
11/09/2001   JPY   145,000,000      1,200,760     1,246,086            45,326
                                                                -------------
                                                                $     308,915
                                                                -------------
Net Unrealized Depreciation of Forward Foreign
  Currency Contracts ......................................     $  (1,288,463)
                                                                =============

-------------------------------------------------------------------------------

                               GLOSSARY OF TERMS
                     ADR  -- American Depository Receipt
                     EUR  -- Euro
                     HKD  -- Hong Kong Dollar
                     JPY  -- Japanese Yen

-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

MID CAP STOCK FUND

APRIL 30, 2001 (UNAUDITED)

    SHARES                                                           VALUE
    ------                                                           -----

COMMON STOCKS - 92.0%
    CAPITAL GOODS - 10.0%
      AEROSPACE/DEFENSE - 1.8%
     116,000  Lockheed Martin Corporation .....................    $  4,078,560
                                                                   ------------
      ELECTRICAL EQUIPMENT - 1.2%
     145,000  CommScope Inc.+ .................................       2,737,600
                                                                   ------------
      MISCELLANEOUS - 7.0%
     270,000  Federal Signal Corporation ......................       6,174,900
     251,000  Republic Services Inc.+ .........................       4,518,000
     105,000  Teleflex Inc. ...................................       5,135,550
                                                                   ------------
                                                                     15,828,450
                                                                   ------------
              Total Capital Goods .............................      22,644,610
                           --------------------------------
    COMMUNICATIONS - 1.6%
      UTILITIES/TELECOMMUNICATIONS - 1.6%
      56,000  United States Cellular Corporation+** ...........       3,696,000
                                                                   ------------
    CONSUMER CYCLICALS - 10.8%
      APPAREL/SHOES - 3.0%
      80,000  Jones Apparel Group Inc.+ .......................       3,179,200
      85,000  Nike Inc., Class B ..............................       3,553,850
                                                                   ------------
                                                                      6,733,050
                                                                   ------------
      LEISURE - 2.4%
     331,000  Mattel Inc. .....................................       5,345,650
                                                                   ------------
      PUBLISHING - 1.5%
      76,000  Houghton Mifflin Company ........................       3,458,760
                                                                   ------------
      RETAIL STORES - 3.9%
     300,000  Intimate Brands Inc. ............................       4,800,000
     195,000  Penney (J.C.) Company Inc. ......................       3,950,700
                                                                   ------------
                                                                      8,750,700
                                                                   ------------
              Total Consumer Cyclicals ........................      24,288,160
                                                                   ------------
    CONSUMER STAPLES - 7.8%
      FOODS & Food/Drug Retail - 2.8%
      63,000  Hershey Foods Corporation .......................       3,805,830
      56,000  Suiza Foods Corporation+** ......................       2,595,600
                                                                   ------------
                                                                      6,401,430
                                                                   ------------
      HOUSEHOLD/PERSONAL CARE PRODUCTS - 2.5%
     135,000  Avon Products, Inc. .............................       5,713,200
                                                                   ------------
      RESTAURANTS - 2.5%
      75,000  Papa John's International, Inc.+ ................       2,092,500
      78,000  Tricon Global Restaurants Inc.+ .................       3,495,960
                                                                   ------------
              Total Restaurants (Cost $4,058,285) .............       5,588,460
                                                                   ------------
              Total Consumer Staples ..........................      17,703,090
                                                                   ------------
    ENERGY - 6.9%
      OIL & Gas - 4.6%
     255,000  Ocean Energy Inc.+ ..............................       4,720,050
      49,000  Tosco Corporation ...............................       2,256,450
      90,000  Unocal Corporation ..............................       3,434,400
                                                                   ------------
                                                                     10,410,900
                                                                   ------------
      OIL SERVICES - 2.3%
     130,000  Baker Hughes Inc. ...............................       5,107,700
                                                                   ------------
              Total Energy ....................................      15,518,600
                                                                   ------------
    FINANCIALS - 16.1%
      BANKS/SAVINGS & Loans - 7.5%
     170,000  Charter One Financial Inc. ......................       4,981,000
      71,000  Comerica Inc. ...................................       3,651,530
     130,000  Dime Bancorp, Inc. ..............................       4,335,500
     101,000  TCF Financial Corporation .......................       3,841,030
                                                                   ------------
                                                                     16,809,060
                                                                   ------------
      FINANCIAL SERVICES - 4.1%
      85,000  A.G. Edwards Inc. ...............................       3,456,950
     110,000  Providian Financial Corporation .................       5,863,000
                                                                   ------------
                                                                      9,319,950
                                                                   ------------
      INSURANCE - 4.5%
      75,000  Ambac Financial Group Inc. ......................       4,035,750
      95,000  The PMI Group Inc. ..............................       6,108,500
                                                                   ------------
                                                                     10,144,250
                                                                   ------------
              Total Financials ................................      36,273,260
                                                                   ------------
    HEALTH CARE - 18.5%
      HEALTH CARE PRODUCTS - 8.1%
      75,000  ALZA Corporation+ ...............................       3,429,000
     105,000  AmeriSource Health Corporation, Class A+ ........       5,670,000
     116,000  ICN Pharmaceuticals Inc. ........................       2,971,920
     230,000  Mylan Laboratories Inc. 6,150,200
                                                                   ------------
                                                                     18,221,120
                                                                   ------------
      HEALTH CARE SERVICES - 10.4%
      46,000  Aetna Inc.+ .....................................       1,296,740
     345,000  Covance Inc.+ ...................................       5,675,250
      59,000  Express Scripts Inc., Class A+ ..................       5,009,100
     295,000  Health Net Inc.+ ................................       6,357,250
     185,000  IMS Health Inc. .................................       5,078,250
                                                                   ------------
                                                                     23,416,590
                                                                   ------------
              Total Health Care ...............................      41,637,710
                                                                   ------------
    TECHNOLOGY - 20.3%
      COMPUTER SOFTWARE/SERVICES - 12.1%
     205,000  Acxiom Corporation+ .............................       3,109,850
     325,000  BMC Software Inc.+ ..............................       7,861,750
     215,000  PeopleSoft Inc.+ ................................       7,963,600
     215,000  Sykes Enterprises, Inc.+ ........................       1,219,050
     103,000  Synopsys Inc.+ ..................................       5,915,290
     135,000  Systems & Computer Technology Corporation+ ......       1,183,950
                                                                   ------------
                                                                     27,253,490
                                                                   ------------
      ELECTRONICS/SEMICONDUCTORS - 8.2%
     160,000  Arrow Electronics Inc.+ .........................       4,480,000
     220,000  Electronics for Imaging Inc.+ ...................       6,116,000
     135,000  Microchip Technology Inc.+ ......................       3,905,550
     285,000  Sensormatic Electronics Corporation+ ............       4,132,500
                                                                   ------------
                                                                     18,634,050
                                                                   ------------
              Total Technology ................................      45,887,540
                                                                   ------------
              Total Common Stocks
                (Cost $163,697,611) ...........................     207,648,970
                                                                   ------------
WARRANTS - 0.0%***
  (Cost $20,340)
      80,000  Dime Bancorp Incorporated Litigation
                Tracking Warrant ..............................          18,400
                                                                   ------------
 PRINCIPLE
  AMOUNT
-----------
REPURCHASE AGREEMENT - 8.3%
  (Cost $18,791,000)
$ 18,791,000  Agreement with Goldman Sachs & Company,
                4.370% dated 04/30/2001, to be repurchased
                at $18,793,281 on 05/01/2001, collateralized
                by $14,084,715 U.S. Treasury Bonds, having
                various interest rates and maturities
                (Market Value $19,158,039) ....................      18,791,000
                                                                   ------------
TOTAL INVESTMENTS (Cost $182,508,951*) ...............   100.3%     226,458,370
OTHER ASSETS AND LIABILITIES (NET) ...................    (0.3)        (725,099)
                                                         -----     ------------
NET ASSETS ...........................................   100.0%    $225,733,271
                                                         =====     ============

-------------
  * Aggregate cost for federal tax purposes.
 ** These securities or a partial position of these securities are on loan at April 30, 2001, and have an aggregate market value of $775,528, representing 0.3% of the total net assets of the Fund (note 7).
*** Amount represents less than 0.1% of total net assets.
  + Non-income producing security.

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

SMALL CAP STOCK FUND

APRIL 30, 2001 (UNAUDITED)

      SHARES                                                          VALUE
      ------                                                          -----
COMMON STOCKS - 100.1%
    CAPITAL GOODS - 5.9%
     ELECTRICAL EQUIPMENT - 5.9%
      60,520  Electro Scientific Industries Inc.+ .............    $  2,168,432
     404,500  FEI Company+ ....................................      10,601,945
     103,980  Microvision Inc.+ ...............................       2,079,600
                                                                   ------------
              Total Capital Goods .............................      14,849,977
                                                                   ------------
    COMMUNICATIONS - 2.6%
     UTILITIES/TELECOMMUNICATIONS - 2.6%
     308,000  Gilat Satellite Networks Ltd.+ ..................       4,308,920
      16,498  GrandeTel Technologies Inc., Class A+ ...........             247
   1,139,380  Latitude Communications Inc.+ ...................       2,278,760
                                                                   ------------
              Total Communications ............................       6,587,927
                                                                   ------------
    CONSUMER CYCLICALS - 18.9%
     APPAREL/SHOES - 3.9%
     366,750  Cutter & Buck Inc.+ .............................       1,888,762
     179,100  J. Jill Group Inc.+ .............................       3,429,765
     169,000  Quiksilver Inc.+ ................................       4,591,730
                                                                   ------------
                                                                      9,910,257
                                                                   ------------
     BUSINESS SERVICES - 7.7%
   1,324,225  Click2Learn.com Inc.+ ...........................       2,635,208
     293,500  Edison Schools Inc.+ ............................       5,658,680
     507,895  First Consulting Group Inc.+ ....................       4,068,239
     242,400  Getty Images Inc.+ ..............................       6,103,632
   2,807,600  PeoplePC Inc.+ ** ...............................       1,066,888
                                                                   ------------
                                                                     19,532,647
                                                                   ------------
     HOTELS & Gaming - 3.7%
     400,700  Intrawest Corporation ...........................       7,521,139
     321,440  WestCoast Hospitality Corporation+ ..............       1,800,064
                                                                   ------------
                                                                      9,321,203
                                                                   ------------
     MISCELLANEOUS - 3.6%
     538,800  Building Materials Holding Corporation+ .........       5,253,300
     487,755  K2 Inc. .........................................       3,975,203
                                                                   ------------
                                                                      9,228,503
                                                                   ------------
              Total Consumer Cyclicals ........................      47,992,610
                                                                   ------------
    CONSUMER STAPLES - 0.7%
     MEDIA - 0.7%
     163,800  Sirius Satellite Radio Inc.+ ....................       1,688,778
                                                                   ------------
    ENERGY - 1.7%
     OIL & Gas - 1.7%
     120,562  Hanover Compressor Company+ .....................       4,388,457
                                                                   ------------
    FINANCIALS - 5.6%
     FINANCIAL SERVICES - 5.6%
     357,217  American Captial Strategies Ltd. ................       9,466,250
     149,791  Heller Financial Inc. ...........................       4,779,831
                                                                   ------------
              Total Financials ................................      14,246,081
                                                                   ------------
    HEALTH CARE - 19.4%
     HEALTH CARE PRODUCTS - 19.4%
     560,150  Corixa Corporation+ .............................       8,150,182
     463,500  Dendreon Corporation+ ...........................       3,916,575
     172,600  DUSA Pharmaceuticals Inc.+ ......................       2,582,096
       9,800  Eden Bioscience Corporation+ ** .................         134,162
      75,900  Emisphere Technologies Inc.+ ....................       1,313,070
      54,680  ICOS Corporation+ ...............................       3,150,115
     299,100  Incyte Genomics Inc.+ ...........................       4,822,988
      23,400  Medicis Pharmaceutical Corporation,
               Class A+ .......................................       1,162,980
     399,900  Pain Therapeutics Inc.+ .........................       3,019,245
     178,850  Pharmacyclics Inc.+ .............................       5,365,500
     439,650  Rosetta Inpharmatics Inc.+ ** ...................       4,084,349
     105,400  Shire Pharmaceuticals Group Plc, ADR+ ** ........       5,259,460
     440,971  SonoSite Inc.+ ..................................       6,244,149
                                                                   ------------
              Total Health Care ...............................      49,204,871
                                                                   ------------
    TECHNOLOGY - 43.6%
     COMPUTER SERVICES - 12.2%
   1,071,250  ARIS Corporation+ ** ............................       1,264,075
     847,100  BSQUARE Corporation+ ............................      10,927,590
     273,750  Carreker Corporation+ ...........................       6,695,925
     181,100  Cognizant Technology Solutions
               Corporation+ ...................................       7,656,908
   1,977,800  Intraware Inc.+ .................................       2,571,140
     796,500  Lionbridge Technologies, Inc.+ ..................       1,911,600
                                                                   ------------
                                                                     31,027,238
                                                                   ------------
     COMPUTER SOFTWARE - 17.5%
     637,400  Digimarc Corporation+ ...........................      12,588,650
     156,400  E.piphany, Inc.+ ................................       1,420,112
      31,200  Interwoven, Inc.+ ...............................         456,768
     372,550  Made2Manage Systems Inc.+ .......................       1,397,063
     226,489  NetIQ Corporation+ ..............................       6,649,717
     317,000  Nuance Communications Inc.+ .....................       4,060,770
   1,065,500  ONYX Software Corporation+ ......................       4,283,310
     369,662  Peregrine Systems Inc.+ .........................       9,529,886
   1,020,000  Primus Knowledge Solutions Inc.+ ................       4,039,200
                                                                   ------------
                                                                     44,425,476
                                                                   ------------
     COMPUTER SYSTEMS - 4.1%
     374,600  Advanced Digital Information Corporation+ .......       7,387,112
     146,112  RadiSys Corporation+ ............................       3,082,963
                                                                   ------------
                                                                     10,470,075
                                                                   ------------
     ELECTRONICS/SEMICONDUCTORS - 9.8%
     290,250  Credence Systems Corporation+ ...................       6,893,438
     143,000  Lattice Semiconductor Corporation+ ..............       3,522,090
      59,500  NVIDIA Corporation+ .............................       4,956,350
     414,700  Pixelworks Inc.+ ................................       9,413,690
                                                                   ------------
                                                                     24,785,568
                                                                   ------------
              Total Technology ................................     110,708,357
                                                                   ------------
    TRANSPORTATION - 1.7%
      88,600  Expeditors International of Washington Inc. .....       4,432,658
                                                                   ------------
              Total Common Stocks
                (Cost $322,876,252) ...........................     254,099,716
                                                                   ------------
TOTAL INVESTMENTS (Cost $322,876,252*) ..............    100.1%     254,099,716
OTHER ASSETS AND LIABILITIES (NET) ..................     (0.1)        (202,720)
                                                         -----     ------------
NET ASSETS ..........................................    100.0%    $253,896,996
                                                         =====     ============
----------------------
  *Aggregate cost for federal tax purposes.
 **These securities or a partial position of these securities are on loan at April 30, 2001, and have an aggregate market value of $5,418,848, representing 2.1% of the total net assets of the Fund (note 7).
  +Non-income producing security.

-------------------------------------------------------------------------------
                               GLOSSARY OF TERMS
        ADR         -- American Depository Receipt
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INTERNATIONAL GROWTH FUND

APRIL 30, 2001 (UNAUDITED)

      SHARES                                                          VALUE
      ------                                                          -----
COMMON STOCKS - 92.6%
    JAPAN - 23.2%
      17,810  Advantest Corporation ...........................    $  2,042,883
       6,400  Aiful Corporation ...............................         595,264
      61,000  Chugai Pharmaceutical Company Ltd.** ............         906,099
      59,000  Daiwa Securities Group Inc. .....................         668,636
          70  DDI Corporation .................................         282,754
       2,800  Fanuc Ltd. ......................................         156,620
       5,000  Fuji Soft ABC Inc. ..............................         282,511
      38,000  Furukawa Electric Company Ltd. ..................         453,718
       3,000  Hirose Electric Company Ltd. ....................         283,644
     148,000  Hitachi Ltd. ....................................       1,435,253
       4,700  Hoya Corporation ................................         308,172
     103,000  Japan Airlines Company Ltd. .....................         408,548
      57,000  Jusco Company Ltd. ..............................       1,425,750
       2,310  Keyence Corporation .............................         503,007
      18,000  Kokusai Securities Company Ltd. .................         154,450
       6,000  Matsushita Communication Industrial
                Company Ltd. ..................................         330,271
     245,000  Mitsubishi Heavy Industries Ltd. ................       1,001,538
     210,000  Mitsubishi Motors Corporation+ ..................         647,671
      36,000  Mitsui Fudosan Company Ltd. .....................         356,984
     230,000  Mitsui Marine & Fire Insurance Company Ltd.** ...       1,286,518
      15,000  MURATA MANUFACTURING COMPANY LTD ................       1,261,586
     160,000  NEC Corporation .................................       2,920,630
      16,000  Nichicon Corporation ............................         217,331
      48,000  Nikko Securities Company Ltd. ...................         407,982
      99,000  Nikon Corporation ...............................       1,226,130
      12,200  Nintendo Company Ltd. ...........................       1,965,273
          57  Nippon Telegraph & Telephone Corporation ........         362,205
     145,000  Nissan Motor Company Ltd.+ ......................         994,172
      46,000  Nomura Securities Company Ltd. ..................         971,870
         201  NTT DoCoMo Inc. .................................       4,132,756
       7,200  Rohm Company Ltd. ...............................       1,270,571
      27,000  Sankyo Company Ltd. .............................         563,889
      53,000  Sekisui House Ltd. ..............................         456,057
      12,000  Shin-Etsu Chemical Company Ltd. .................         481,807
      67,000  Shionogi & Company Ltd. .........................       1,179,625
      37,790  Sony Corporation ................................       2,826,564
      34,800  Sumitomo Mitsui Banking Corporation .............         325,084
      70,000  Sumitomo Realty & Development
                Company Ltd. ..................................         384,749
       9,000  Suzuki Motor Corporation ........................         114,381
      26,000  Taiyo Yuden Company Ltd. ........................         726,110
       5,000  TDK Corporation .................................         290,606
      38,400  Tokyo Electron Ltd. .............................       2,797,587
       9,900  Tokyo Seimitsu Company Ltd. .....................         645,121
      70,000  Tokyu Corporation** .............................         402,315
     229,000  Toray Industries Inc. ...........................       1,028,818
      32,000  Tostem Corporation ..............................         507,451
         129  UFJ Holdings, Inc.+** ...........................         931,638
      20,000  Ushio Inc. ......................................         311,005
      11,000  Yamanouchi Pharmaceutical Company Ltd. ..........         304,529
                                                                   ------------
                                                                     43,538,133
                                                                   ------------
    UNITED KINGDOM - 14.4%
      46,000  ARM Holdings Plc ................................         252,740
      34,500  AstraZeneca Plc .................................       1,612,302
      94,800  AstraZeneca Plc (F) .............................       4,413,782
       3,300  AstraZeneca Plc, Sponsored ADR ..................         156,816
       8,700  Autonomy Corporation Plc ........................          73,693
      11,000  Autonomy Corporation Plc (F) ....................          93,647
     152,369  BAE SYSTEMS Plc .................................         721,622
      41,556  BG Group Plc ....................................         163,513
     107,200  Centrica Plc ....................................         363,136
      54,100  Compass Group Plc+ ..............................         414,903
     154,100  Dimension Data Holdings Plc+,++ .................         729,820
      72,400  GKN Plc .........................................         781,597
     223,121  Granada Compass Plc+,++ .........................         600,182
     112,200  Halifax Group Plc ...............................       1,277,883
     243,700  Lloyds TSB Group Plc ............................       2,533,239
      51,000  National Grid Group Plc .........................         390,399
      19,800  Pearson Plc .....................................         417,304
      13,100  Powergen Plc ....................................         133,830
      82,200  Prudential Plc ..................................         962,078
      73,000  Reuters Group Plc ...............................       1,070,611
     178,000  Shell Transport & Trading Company Plc ...........       1,486,093
      89,240  Smiths Group Plc ................................       1,064,904
     110,800  Tate & Lyle Plc .................................         353,533
      65,000  Unilever Plc ....................................         491,057
   2,154,319  Vodafone Group Plc ..............................       6,542,484
                                                                   ------------
                                                                     27,101,168
                                                                   ------------
    NETHERLANDS - 7.6%
      57,313  ABN-Amro Holding NV .............................       1,153,406
      94,168  Aegon NV ........................................       3,139,022
      66,000  ASM Lithography Holding NV (F)+ .................       1,786,620
      27,000  ASM Lithography Holding NV+ .....................         713,318
       5,900  Hagemeyer NV ....................................         117,951
       5,900  Hagemeyer Coupons ...............................
      16,700  Heineken Holding NV, Class A ....................         641,073
      36,600  Heineken NV** ...................................       1,896,570
      13,700  ING Groep NV+** .................................         934,857
       4,300  Koninklijke (Royal) Philips Electronics NV ......         132,440
      29,100  Koninklijke (Royal) Philips Electronics NV (F) ..         854,192
      16,400  Koninklijke Luchtvaart Maatschappij NV (KLM) ....         317,686
      28,300  STMicroelectronics NV ...........................       1,144,735
       6,000  STMicroelectronics NV (F) .......................         241,762
      12,000  Unilever NV** ...................................         678,743
      31,300  United Pan-Europe Communications NV+ ............         194,243
       9,700  VNU NV ..........................................         402,888
                                                                   ------------
                                                                     14,349,506
                                                                   ------------
    GERMANY - 5.9%
       7,000  Aixtron AG ......................................         637,961
       1,200  Allianz AG** ....................................         345,223
      44,200  Bayerische Motoren Werke (BMW) AG** .............       1,465,538
      27,200  DaimlerChrysler AG** ............................       1,361,244
       8,500  Deutsche Bank AG** ..............................         691,398
      16,300  Deutsche Telekom AG** ...........................         424,852
      10,300  Dresdner Bank AG** ..............................         468,901
      10,400  Epcos AG+ .......................................         667,537
      29,100  Infineon Technologies AG+** .....................       1,264,132
      13,300  Infineon Technologies, ADR+ .....................         567,378
      41,300  Metro AG ........................................       1,889,309
      18,300  Siemens AG ......................................       1,346,581
                                                                   ------------
                                                                     11,130,054
                                                                   ------------
    SWITZERLAND - 5.5%
         668  Compagnie Financiere Richemont AG, Units ........       1,655,724
       4,618  Credit Suisse Group .............................         861,135
       1,310  Holderbank Financiere Glarus AG .................       1,476,254
         454  Nestle SA .......................................         940,016
       1,247  Novartis AG .....................................       1,937,891
          50  Roche Holding AG ................................         359,113
         584  Swiss Re ........................................       1,149,600
       2,269  Swisscom AG .....................................         589,867
       7,557  Syngenta AG+ ....................................         382,872
         411  Syngenta AG (F)+ ................................         122,912
         410  Syngenta AG, ADR+ ...............................           4,149
       5,952  UBS AG ..........................................         905,753
                                                                   ------------
                                                                     10,385,286
                                                                   ------------
    FRANCE - 4.8%
      52,200  Bouygues SA++ ...................................       2,231,521
       7,000  Carrefour SA ....................................         403,691
      11,200  Christian Dior SA ...............................         479,489
       6,100  Groupe Danone ...................................         792,265
       2,500  LVMH (Louis Vuitton Moet Hennessy) ..............         154,260
      11,700  Michelin (CGDE), Class B ........................         388,040
      44,400  Sanofi-Synthelabo SA ............................       2,660,927
      20,000  Societe BIC SA ..................................         765,625
      20,500  Societe Television Francaise 1 ..................         859,643
       5,200  Vivendi Universal SA ............................         359,815
                                                                   ------------
                                                                      9,095,276
                                                                   ------------
    HONG KONG - 4.7%
              1,350,000 Amoy Properties Ltd.** ................       1,402,105
     185,000  Cheung Kong Holdings Ltd. .......................       2,063,729
     287,500  China Mobile (Hong Kong) Ltd.+ ..................       1,411,882
      64,000  Hongkong Land Holdings Ltd. .....................         128,640
     139,200  Hutchison Whampoa Ltd. ..........................       1,503,733
     402,000  Johnson Electric Holdings Ltd. ..................         755,136
     220,000  Li & Fung Ltd. ..................................         417,490
     458,000  Shangri-La Asia Ltd.++ ..........................         446,314
     133,000  Swire Pacific Ltd., Class A .....................         733,300
                                                                   ------------
                                                                      8,862,329
                                                                   ------------
    CANADA - 4.2%
      46,800  Abitibi-Consolidated Inc. .......................         395,970
      12,400  Alcan Aluminium Ltd. ............................         551,611
      43,200  ATI Technologies Inc. ...........................         243,205
      15,000  Bank of Nova Scotia .............................         371,466
     123,000  Bombardier Inc., Class B ........................       1,773,176
      11,300  Canadian National Railway Company ...............         448,623
      34,000  Inco Ltd.+ ......................................         621,811
      18,700  Magna International Inc., Class A ...............         975,966
       7,200  MDS Inc. ........................................          93,721
      16,300  Mitel Corporation ...............................         146,400
      36,800  Nortel Networks Corporation .....................         563,040
      23,500  Rogers Communications Inc., Class B .............         305,741
      40,800  Thomson Corporation .............................       1,367,541
                                                                   ------------
                                                                      7,858,271
                                                                   ------------
    AUSTRALIA - 3.9%
     165,000  Australia & New Zealand Banking Group Ltd. ......       1,180,675
     208,920  BHP Ltd. ........................................       2,296,311
     221,100  Cable and Wireless Optus Ltd. ...................         400,890
     269,234  Foster's Brewing Group Ltd. .....................         677,930
      16,164  Lend Lease Corporation Ltd. .....................         115,663
      37,000  News Corporation Ltd. ...........................         351,989
      76,112  QBE Insurance Group, Ltd. .......................         439,276
     103,542  Westpac Banking Corporation Ltd. ................         691,727
     153,400  WMC Ltd. ........................................         737,265
      73,600  Woolworths Ltd. .................................         337,569
                                                                   ------------
                                                                      7,229,295
                                                                   ------------
    FINLAND - 3.6%
     174,600  Nokia Oyj** .....................................       5,773,728
      11,700  Nokia Oyj Corporation, Sponsored ADR ............         400,023
      16,500  UPM-Kymmene Oyj .................................         517,102
                                                                   ------------
                                                                      6,690,853
                                                                   ------------
    SOUTH KOREA - 2.3%
      55,600  Hyundai Motor Company Ltd., GDR+,++ .............         510,130
         500  Korea Telecom Corporation, Sponsored ADR ........          13,815
      15,876  Samsung Electronics .............................       2,760,518
      11,290  Samsung Electronics, GDR++** ....................       1,045,793
                                                                   ------------
                                                                      4,330,256
                                                                   ------------
    ITALY - 2.2%
      39,800  Assicurazioni Generali** ........................       1,284,363
     292,800  ENI Spa** .......................................       2,003,972
     408,000  Olivetti Spa ....................................         913,324
                                                                   ------------
                                                                      4,201,659
                                                                   ------------
    TAIWAN - 2.2%
      75,748  Asustek Computer Inc., GDR ......................         348,441
      30,680  Hon Hai Precision Industry Company Ltd., GDR++**          359,806
     143,892  Taiwan Semiconductor Manufacturing
              Company Ltd., Sponsored ADR+ ....................       3,487,942
                                                                   ------------
                                                                      4,196,189
                                                                   ------------
    SWEDEN - 1.6%
      25,000  Assa Abloy AB, B Shares** .......................         434,474
      70,000  Ericsson LM, B Shares** .........................         449,809
      58,000  Ericsson LM, Sponsored ADR ......................         372,940
      51,400  ForeningsSparbanken AB ..........................         608,031
      70,000  Svenska Handlesbanken AB, A Shares** ............       1,042,739
                                                                   ------------
                                                                      2,907,993
                                                                   ------------
    SINGAPORE - 1.5%
      35,000  Datacraft Asia Ltd. .............................         178,500
      56,000  DBS Group Holdings Ltd. .........................         488,831
      64,000  Singapore Press Holdings Ltd. ...................         734,344
     738,000  Singapore Technologies Engineering Ltd. .........       1,106,094
      43,000  United Overseas Bank Ltd. (F) ...................         285,645
                                                                   ------------
                                                                      2,793,414
                                                                   ------------
    MEXICO - 1.5%
      52,100  America Movil SA de C.V., Series L, ADR+ ........         958,640
      52,100  Telefonos de Mexico SA, Class L, Sponsored ADR ..       1,802,660
                                                                   ------------
                                                                      2,761,300
                                                                   ------------
    IRELAND - 1.1%
      77,992  Allied Irish Banks Plc ..........................         857,383
      67,460  CRH Plc .........................................       1,135,130
      13,200  Irish Life & Permanent Plc ......................         145,110
                                                                   ------------
                                                                      2,137,623
                                                                   ------------
    SPAIN - 0.9%
      58,900  Banco Bilbao Vizcaya Argentaria SA ..............         836,529
      32,927  Telefonica SA+ ..................................         556,971
       4,943  Telefonica SA, Sponsored ADR+ ...................         248,431
                                                                   ------------
                                                                      1,641,931
                                                                   ------------
    NORWAY - 0.7%
      28,000  Norsk Hydro ASA** ...............................       1,219,729
                                                                   ------------
    PORTUGAL - 0.5%
      33,400  Portugal Telecom SGPS SA ........................         323,942
      60,000  Telecel-Comunicacaoes Pessoais SA ...............         665,976
                                                                   ------------
                                                                        989,918
                                                                   ------------
    RUSSIA - 0.2%
       8,900  OAO Lukoil Holdings, Sponsored ADR ..............         370,240
                                                                   ------------
    GREECE - 0.1%
      16,798  Hellenic Bottling Company SA ....................         253,169
                                                                   ------------
              Total Common Stocks
                (Cost $169,802,247) ...........................     174,043,592
                                                                   ------------
CONVERTIBLE PREFERRED STOCK - 0.5%
  (Cost $926,662)
    JAPAN - 0.5%
102,000,000  Sanwa International Finance Bermuda Trust,
               Conv. Pfd., 1.250% due 08/01/2005 (F) ..........         904,116
                                                                   ------------
PREFERRED STOCK - 0.2%
  (Cost $551,495)
    SOUTH KOREA - 0.2%
       6,100  Samsung Electronics .............................         453,910
                                                                   ------------
RIGHTS - 0.0%***
  (Cost $0)
    UNITED KINGDOM - 0.0%
      89,240  Smiths Group ....................................               0
                                                                   ------------
   PRINCIPAL
    AMOUNT
  ----------

REPURCHASE AGREEMENT - 8.8%
  (Cost $16,469,000)
$ 16,469,000  Agreement with Goldman Sachs & Company,
                4.370% dated 04/30/2001, to be repurchased
                at $16,470,999 on 05/01/2001, collateralized
                by $12,344,270 U.S. Treasury Bonds, having
                various interest rates and maturities
                (Market Value $16,790,684) ....................      16,469,000
                                                                   ------------
TOTAL INVESTMENTS (Cost $187,749,404*) ................  102.1%     191,870,618
OTHER ASSETS AND LIABILITIES (NET) ....................   (2.1)      (3,883,136)
                                                                   ------------
NET ASSETS ............................................  100.0%    $187,987,482
                                                         =====     ============
----------------------
  * Aggregate cost for federal tax purposes.
 ** These securities or a partial position of these securities are on loan at April 30, 2001, and have an aggregate market value of $21,534,851, representing 11.5% of the total net assets of the Fund (note 7).
*** Amount represents less than 0.1% of total net assets.
  + Non-income producing security.
 ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

          See Notes to Financial Statements.

AS OF APRIL 30, 2001, SECTOR DIVERSIFICATION WAS AS FOLLOWS:

                                            % of
  SECTOR DIVERSIFICATION                  NET ASSETS                   VALUE
  ----------------------                  ----------                   -----
COMMON STOCKS:
Utilities/Telecommunications                16.2%                  $ 30,383,420
Electronics/Semiconductors                  14.7                     27,630,072
Basic Industry                               8.2                     15,517,558
Banks/Savings & Loans                        8.2                     15,511,462
Health Care Products                         7.7                     14,496,866
Insurance                                    4.7                      8,751,190
Consumer Staples                             4.1                      7,619,875
Transportation                               3.5                      6,670,308
Financial Services                           3.2                      5,970,093
Media                                        2.7                      4,991,020
Real Estate Investment Trusts (REIT's)       2.4                      4,451,870
Consumer Durables                            2.3                      4,269,253
Oil & Gas                                    2.1                      4,023,817
Diversified Manufacturing                    1.9                      3,631,214
Retail Sales                                 1.8                      3,315,059
Computer Systems                             1.7                      3,269,070
Leisure                                      1.0                      1,965,273
Aerospace/Defense                            1.0                      1,827,716
Business Services                            0.9                      1,613,395
Other                                        4.3                      8,135,061
                                           -----                   ------------
TOTAL COMMON STOCKS                         92.6                    174,043,592
CONVERTIBLE PREFERRED STOCK                  0.5                        904,116
PREFERRED STOCKS                             0.2                        453,910
RIGHTS                                       0.0***                           0
REPURCHASE AGREEMENT                         8.8                     16,469,000
                                           -----                   ------------
TOTAL INVESTMENTS                          102.1                    191,870,618
OTHER ASSETS AND LIABILITIES (Net)          (2.1)                    (3,883,136)
                                           -----                   ------------
NET ASSETS                                 100.0%                  $187,987,482
                                           =====                   ============

----------------

*** Amount represents less than 0.1% of total net assets.

                 SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
                 U. S. FORWARD FOREIGN CURRENCY CONTRACTS TO BUY

                            CONTRACTS TO RECEIVE
                ----------------------------------------------        NET
                                                                   UNREALIZED
                                                        IN        APPRECIATION/
EXPIRATION           LOCAL            VALUE IN       EXCHANGE     (DEPRECIATION)
  DATE             CURRENCY            U.S. $       FOR U.S. $     OF CONTRACTS
---------          --------            ------       ----------     ------------
05/02/2001     AUD       39,704          20,280         20,225      $      55
05/02/2001     SGD       47,206          25,916         25,977            (61)
05/07/2001     EUR      826,384         732,672        770,000        (37,328)
05/14/2001     EUR      406,904         360,724        377,329        (16,605)
05/29/2001     EUR    2,586,505       2,292,456      2,154,718        137,738
06/04/2001     EUR      228,782         202,754        210,370         (7,616)
06/05/2001     CHF    1,038,096         598,385        626,119        (27,734)
06/06/2001     EUR    1,598,743       1,416,817      1,435,000        (18,183)
06/07/2001     EUR      333,238         295,313        310,148        (14,835)
06/13/2001     EUR      735,761         651,968        682,975        (31,007)
06/18/2001     EUR      2,127,4     711,885,040      1,855,995         29,045
06/19/2001     EUR      2,205,3     781,954,040      1,969,811        (15,771)
06/21/2001     EUR      234,116         207,429        207,230            199
06/25/2001     CHF      656,975         378,697       381,398$         (2,701)
06/26/2001     EUR      252,683         223,862        224,262           (400)
07/18/2001     EUR    1,288,287       1,140,885      1,120,777         20,108
07/26/2001     EUR    2,130,158       1,886,146      1,980,627        (94,481)
08/27/2001     EUR      511,000         452,291        453,554         (1,263)
09/24/2001     EUR    1,615,864       1,430,088      1,478,730        (48,642)
                                                                   ----------
                                                                   $ (129,482)
                                                                   ----------

                U. S. FORWARD FOREIGN CURRENCY CONTRACTS TO SELL

                           CONTRACTS TO DELIVER
                ----------------------------------------------        NET
                                                                   UNREALIZED
                                                        IN        APPRECIATION/
EXPIRATION           LOCAL            VALUE IN       EXCHANGE     (DEPRECIATION)
  DATE             CURRENCY            U.S. $       FOR U.S. $     OF CONTRACTS
---------          --------            ------       ----------     ------------
05/01/2001     JPY    3,430,485          27,771         28,096     $      325
05/02/2001     JPY    3,504,308          28,372         28,435             63
05/03/2001     EUR      137,588         121,986        122,426            440
05/14/2001     GBP      260,785         373,008        377,330          4,322
05/29/2001     JPY  238,268,880       1,936,091      2,154,719        218,628
06/04/2001     CAD      321,279         209,053        210,370          1,317
06/05/2001     JPY   74,545,720         606,211        626,119         19,908
06/07/2001     CAD      479,663         312,107        310,148         (1,959)
06/13/2001     CAD    1,057,914         688,346        682,975         (5,371)
06/18/2001     JPY  208,096,485       1,694,643      1,855,996        161,353
06/19/2001     JPY  239,923,170       1,954,037      1,969,813         15,776
06/21/2001     JPY   25,462,500         207,423        207,230           (193)
06/25/2001     JPY   47,000,000         383,037        381,398         (1,639)
06/26/2001     GBP      153,783         219,725        224,262          4,537
07/18/2001     JPY  138,697,000       1,133,352      1,120,777        (12,575)
07/26/2001     GBP    1,358,828       1,940,011      1,980,628         40,617
08/27/2001     JPY   52,791,450         433,515        453,554         20,039
08/31/2001     JPY  100,836,900         828,426        885,000         56,574
09/04/2001     CAD    2,258,332       1,468,958      1,478,730          9,772
                                                                   ----------
                                                                   $  531,934
                                                                   ----------
Net Unrealized Appreciation of Forward Foreign
  Currency Contracts .........................................     $  402,452
                                                                   ==========

-------------------------------------------------------------------------------

                                GLOSSARY OF TERMS
                       ADR  -- American Depository Receipt
                       AUD  -- Australian Dollar
                       CAD  -- Canadian Dollar
                       CHF  -- Swiss Franc
                       EUR  -- Euro
                       (F)  -- Foreign Shares
                       GBP  -- Great Britain Pound Sterling
                       GDR  -- Global Depository Receipt
                       JPY  -- Japanese Yen
                       SGD  -- Singapore Dollar

-------------------------------------------------------------------------------

                      See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

SHORT TERM INCOME FUND

APRIL 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                           -----
CORPORATE BONDS AND NOTES - 50.9%
    FINANCIAL SERVICES - 11.6%
$  2,000,000  Athena Neurosciences Finance LLC, Company
                Guarantee,
                7.250% due 02/21/2008 .........................    $  2,029,654
   1,000,000  Bear Stearns Company, Inc., Note,
                6.200% due 03/30/2003** .......................       1,009,850
   1,000,000  CIT Group Inc., Sr. Note,
                6.375% due 11/15/2002 .........................       1,012,640
   1,000,000  Fairfax Financial Holdings Ltd., Note,
                7.750% due 12/15/2003 .........................         966,413
     300,000  General Motors Acceptance Corporation, Note,
                6.875% due 07/15/2001 .........................         301,472
   3,000,000  Goldman Sachs Group LP, Note,
                7.800% due 07/15/2002++ .......................       3,085,413
   1,500,000  Merrill Lynch & Company, Series B, Note,
                8.300% due 11/01/2002 .........................       1,572,528
     717,000  Paine Webber Group Inc., Deb.,
                9.250% due 12/15/2001 .........................         737,921
   1,200,000  PDVSA Finance Ltd., Bond,
                6.450% due 02/15/2004 .........................       1,179,000
   1,000,000  Potomac Capital Investment Corporation, Note,
                6.800% due 09/12/2001++ .......................       1,008,337
   1,000,000  Salomon Smith Barney Holdings, Note,
                6.125% due 01/15/2003 .........................       1,015,974
     500,000  US West Capital Funding Inc., Company
                Guarantee,
                6.125% due 07/15/2002 .........................         504,080
                                                                   ------------
                                                                     14,423,282
                                                                   ------------
    BANKS - 8.3%
   2,000,000  First Chicago Corporation, Sub. Note,
                9.250% due 11/15/2001 .........................       2,048,082
   1,000,000  Northern Trust Company, Sub. Note,
                6.500% due 05/01/2003 .........................       1,020,310
   3,000,000  Wachovia Corporation, Sr. Unsub. Note,
                6.700% due 06/21/2004** .......................       3,085,215
   4,000,000  Wells Fargo Company, Note,
                6.500% due 09/03/2002 .........................       4,082,024
                                                                   ------------
                                                                     10,235,631
                                                                   ------------
    INFORMATION TECHNOLOGY - 5.4%
   4,000,000  Analog Devices, Inc., Conv. Sub. Note,
                4.750% due 10/01/2005++ .......................       3,670,000
   1,000,000  Sony Corporation, Unsub. Note,
                6.125% due 03/04/2003** .......................       1,017,450
   2,000,000  Sun Microsystems, Inc., Sr. Note,
                7.000% due 08/15/2002 .........................       2,025,646
                                                                   ------------
                                                                      6,713,096
                                                                   ------------
    RETAIL SALES - 4.5%
   1,000,000  Dillards, Inc., Note,
                6.430% due 08/01/2004** .......................         934,954
     500,000  Federated Department Stores Inc., Bond,
                6.790% due 07/15/2027 .........................         507,169
              Wal-Mart Stores Inc.:
     100,000  Note, 6.750% due 05/15/2002 .....................         102,007
   4,000,000  Sr. Note,
                6.150% due 08/10/2001 .........................       4,023,040
                                                                   ------------
                                                                      5,567,170
                                                                   ------------
    REAL ESTATE INVESTMENT TRUSTS/PROPERTY - 4.4%
     400,000  Colonial Realty LP, Note,
                7.500% due 07/15/2001 .........................         401,270
     565,000  Dobie Centers Properties, Ltd., Note, Taxable,
                6.060% due 05/01/2001++ .......................         565,000
   3,000,000  Nationwide Health Properties Inc., Note,
                9.750% due 03/20/2008 .........................       3,014,670
   1,500,000  Sun Communities Inc., Sr. Note,
                7.625% due 05/01/2003 .........................       1,535,405
                                                                   ------------
                                                                      5,516,345
                                                                   ------------
    OIL & Gas - 3.5%
     710,000  Enron Corporation, Deb.,
                9.125% due 04/01/2003 .........................         754,366
   2,500,000  Occidental Petroleum Company, Sr. Note,
                6.400% due 04/01/2003 .........................       2,519,468
   1,000,000  Union Texas Petroleum Holdings, Inc.,
                Series A, MTN,
                6.600% due 12/04/2002 .........................       1,025,417
                                                                   ------------
                                                                      4,299,251
                                                                   ------------
    UTILITIES - 2.7%
     300,000  National Rural Utilities Cooperative Finance
                Corporation, Collateral Trust,
                6.750% due 09/01/2001 .........................         301,723
   1,000,000  United Illuminating Company, Note,
                6.000% due 12/15/2003 .........................       1,003,294
   2,000,000  Wisconsin Electric Power Company, Deb.,
                6.625% due 12/01/2002 .........................       2,054,088
                                                                   ------------
                                                                      3,359,105
                                                                   ------------
    CONSUMER STAPLES - 2.5%
   2,000,000  Philip Morris Companies Inc., Note,
                7.500% due 04/01/2004** .......................       2,085,720
   1,000,000  Tyson Foods, Inc., Note,
                6.000% due 01/15/2003 .........................       1,000,257
                                                                   ------------
                                                                      3,085,977
                                                                   ------------
    ADVERTISING AGENCIES - 2.3%
   2,750,000  Interpublic Group Companies, Inc., Note,
                7.875% due 10/15/2005 .........................       2,881,120
                           --------------------------------
    TRANSPORTATION - 1.8%
   1,000,000  Norfolk Southern Corporation, Note,
                6.950% due 05/01/2002 .........................       1,018,197
     150,000  Southwest Airlines Company, Deb.,
                9.400% due 07/01/2001 .........................         151,060
   1,000,000  Union Pacific Corporation, Deb.,
                9.625% due 12/15/2002 .........................       1,066,981
                                                                   ------------
                                                                      2,236,238
                                                                   ------------
    HEALTH CARE - 1.8%
   2,250,000  Aetna Inc., Sr. Note,
                7.375% due 03/01/2006 .........................       2,233,930
                                                                   ------------
    CHEMICALS - 0.8%
   1,000,000  Praxair, Inc., Note,
                6.150% due 04/15/2003 .........................       1,011,921
                                                                   ------------
    RENTAL AUTO/EQUIPMENT - 0.8%
   1,000,000  Hertz Corporation, Sr. Note,
                7.375% due 06/15/2001 .........................       1,002,339
                                                                   ------------
    MEDIA - 0.5%
     600,000  Continental Cablevision, Inc., Sr. Note,
                8.500% due 09/15/2001 .........................         607,255
                                                                   ------------
              Total Corporate Bonds and Notes
                (Cost $62,262,886) ............................      63,172,660
                                                                   ------------
ASSET-BACKED SECURITIES - 22.8%
   6,416,000  California Infrastructure PG&E-1, 1997-1 A6,
                6.320% due 09/25/2005 .........................       6,542,106
   5,000,000  Conseco Finance Lease, LLC, 2000-1 A4,
                7.480% due 08/20/2005 .........................       5,206,528
   3,900,000  Dayton Hudson Credit Card Master Trust,
                Series 1997-1 A,
                6.250% due 08/25/2005 .........................       3,991,264
              FFCA Secured Lending Corporation:
   4,304,193  1999-1A A1A,
                6.370% due 10/18/2008++ .......................       4,210,873
   3,244,026  1999-2 WA1A,
                7.130% due 02/18/2009++ .......................       3,348,443
   4,680,000  First USA Credit Card Master Trust, 1997-6 A,
                6.420% due 03/17/2005 .........................       4,784,932
     198,337  Green Tree Financial Corporation, 1995-6 B1,
                7.700% due 09/15/2026 .........................         202,568
                                                                   ------------
              Total Asset-Backed Securities
                (Cost $27,792,593) ............................      28,286,714
                                                                   ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 7.1%
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 4.9%
      63,110  #250235, 7 Year BALLOON,
                8.500% due 02/01/2002 .........................          65,590
   2,232,096  #252214
                6.500% due 01/01/2014 .........................       2,256,897
     130,436  #313030
                10.000% due 05/01/2022 ........................         142,270
   3,274,811  #313293
                6.500% due 01/01/2012 .........................       3,322,942
     234,365  #313641
                8.500% due 11/01/2017 .........................         248,858
                                                                   ------------
              Total FNMAs (Cost $6,004,597) ...................       6,036,557
                                                                   ------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 1.0%
      49,210  #130183,
                11.000% due 05/15/2015 ........................          55,130
     118,343  #131917
                11.000% due 10/15/2015 ........................         132,581
      43,237  #139704
                11.000% due 11/15/2015 ........................          48,439
     122,089  #140835
                11.000% due 11/15/2015*** .....................         136,777
      44,214  #153965
                10.000% due 02/15/2019 ........................          49,367
      35,544  #189482
                11.000% due 04/15/2020 ........................          39,363
      79,321  #1991
                9.000% due 04/20/2025 .........................          83,422
     487,262  #262996
                10.000% due 01/15/2019 ........................         544,051
      75,760  #291375
                11.000% due 08/15/2020*** .....................          83,900
      40,574  #377550
                8.000% due 03/15/2012 .........................          42,401
      89,921  #38720
                11.000% due 02/15/2010 ........................         100,147
                                                                   ------------
              Total GNMAs (Cost $1,290,384) ...................       1,315,578
                                                                   ------------
    ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES (ARMS) - 0.8%
     196,376  Federal Home Loan Mortgage Corporation (FHLMC),
                8.319% due 11/01/2021 .........................         199,560
          Federal National Mortgage Association (FNMA):
     181,362  #082247,
                6.250% due 04/01/2019 .........................         184,373
      38,010  #124571,
                7.405% due 11/01/2022 .........................          38,941
     116,596  #141461,
                8.938% due 11/01/2021 .........................         119,345
     120,884  #152205,
                7.204% due 01/01/2019 .........................         123,868
     294,050  #313257,
                6.369% due 11/01/2035 .........................         298,174
                                                                   ------------
              Total ARMSs (Cost $952,585) .....................         964,261
                                                                   ------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.4%
     151,475  #A01226,
                9.500% due 08/01/2016 .........................         163,554
      23,238  #L73756
                5.500% due 05/01/2001 .........................          23,149
      26,542  #L73821
                6.000% due 06/01/2001 .........................          26,549
     122,482  #L74100
                7.000% due 09/01/2001 .........................         123,218
      51,409  #L90217
                5.500% due 06/01/2001 .........................          51,213
     100,249  #L90218
                6.000% due 06/01/2001 .........................         100,276
      73,764  #M90453
                6.500% due 05/01/2001 .........................          73,926
                                                                   ------------
              Total FHLMCs (Cost $559,222) ....................         561,885
                                                                   ------------
              Total U.S. Government Agency Mortgage-Backed
                Securities
                (Cost $8,806,788) .............................       8,878,281
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 5.4%
      51,729  Countrywide Funding Corporation, 1994-1 A3,
                6.250% due 03/25/2024 .........................          51,590
      59,795  Countrywide Mortgage-Backed Securities, Inc.,
                1994-C A5,
                6.375% due 03/25/2024 .........................          59,883
              Residential Funding Mortgage Security I:
   2,970,728  1995-S14 A8,
                7.500% due 09/25/2025 .........................       2,998,252
   3,632,941  1998-S20 A18,
                6.400% due 09/25/2028 .........................       3,648,472
                                                                   ------------
              Total CMOs (Cost $6,657,195) ....................       6,758,197
                                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.4%
     350,000  Federal Home Loan Bank, Bond,
                7.000% due 04/21/2014 .........................         349,167
   2,500,000  Federal Home Loan Mortgage Corporation, Note,
                6.875% due 01/15/2005** .......................       2,636,645
          Federal National Mortgage Association, Note:
   2,500,000  7.000% due 07/15/2005** .........................       2,655,670
   1,000,000  6.000% due 12/15/2005** .........................       1,024,978
                                                                   ------------
              Total U.S. Government Agency Obligations
                (Cost $6,509,326) .............................       6,666,460
                                                                   ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 5.0%
   3,401,988  GMAC Commercial Mortgage Securities Inc.,
                1999-CTL1, Class A,
                7.150% due 02/15/2008 .........................       3,498,175
   2,708,283  Morgan Stanley Capital I, 1999-CAMI A1,
                6.540% due 04/15/2004 .........................       2,769,948
                                                                   ------------
              Total CMBSs (Cost $6,107,605) ...................       6,268,123
                                                                   ------------
REPURCHASE AGREEMENT - 2.4%
  (Cost $2,958,000)
   2,958,000  Agreement with Goldman Sachs & Company,
                4.370% dated 04/30/2001, to be repurchased
                at $2,958,359 on 05/01/2001, collateralized
                by $2,217,156 U.S. Treasury Bonds, having
                various interest rates and maturities (Market
                Value $3,015,778) .............................       2,958,000
                                                                   ------------
TOTAL INVESTMENTS (Cost $121,094,393*) ................  99.0%      122,988,435
OTHER ASSETS AND LIABILITIES (NET) ....................   1.0         1,237,085
                                                        -----      ------------
NET ASSETS ............................................ 100.0%     $124,225,520
                                                        =====      ============

-----------------
  * Aggregate cost for federal tax purposes.

 ** These securities or a partial position of these securities are on loan at April 30, 2001, and have an aggregate market value of $9,719,392, representing 7.8% of the total net assets of the Fund (note 7).

*** Security pledged as collateral for futures contract.

  + Variable rate security. The interest rate shown reflects the rate in effect at April 30, 2001.
 ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

NUMBER OF                                                    UNREALIZED
CONTRACTS                                        VALUE      APPRECIATION
---------                                        -----      ------------
FUTURES CONTRACTS-SHORT POSITION
 100   U.S. 5  Year Treasury Note,
         June 2001                            $10,412,500    $    46,094
                                              ===========    ===========

-------------------------------------------------------------------------------
                               GLOSSARY OF TERMS
     BALLOON  -- Five- and seven-year mortgages with larger dollar amounts of payments falling due in the later
                 years of the obligation.
     MTN      -- Medium Term Note

-------------------------------------------------------------------------------

                      See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

U.S. GOVERNMENT SECURITIES FUND

APRIL 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                            VALUE
---------                                                          ------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 70.2%
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 27.6%
$  8,806,457    6.000% due 04/20/2026-02/20/2029 ..............    $  8,533,212
  21,458,175    6.500% due 03/15/2024-03/20/2031 ..............      21,239,888
   2,431,260    6.800% due 04/20/2025 .........................       2,439,608
  36,930,792    7.000% due 07/15/2008-08/20/2029 ..............      37,361,691
  43,561,358    7.500% due 03/15/2024-11/15/2029 ..............      44,624,969
   5,629,618    7.750% due 12/15/2029 .........................       5,795,725
  13,556,833    8.000% due 04/15/2022-06/20/2030 ..............      13,987,214
     705,246    8.500% due 05/15/2022 .........................         742,809
   6,158,766    9.000% due 10/15/2008-06/15/2022 ..............       6,585,401
   4,898,599    9.500% due 04/15/2016-08/15/2021 ..............       5,402,658
      20,597    13.500% due 09/15/2014-12/15/2014 .............          24,243
                                                                   ------------
              Total GNMAs (Cost $144,093,726) .................     146,737,418
                                                                   ------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 22.2%
      17,718    5.500% due 02/01/2009 .........................          17,512
   1,466,695    5.909% due 03/01/2028 .........................       1,494,625
   8,568,810    6.000% due 11/01/2028-03/01/2029 ..............       8,300,315
  45,498,241    6.500% due 08/01/2028-04/01/2029 ..............      45,131,910
   3,266,443    6.820% due 02/01/2011 .........................       3,394,436
  26,332,587    7.000% due 06/01/2010-07/01/2029 ..............      26,643,754
  21,600,846    7.500% due 12/01/2024-02/01/2030 ..............      22,138,397
   1,998,420    8.000% due 05/01/2022-01/01/2025 ..............       2,088,601
     294,427    8.500% due 02/01/2023-09/01/2025 ..............         310,631
   8,354,224    9.000% due 06/01/2016-09/01/2030 ..............       8,772,033
                                                                   ------------
              Total FNMAs (Cost $117,264,278) .................     118,292,214
                                                                   ------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 20.4%
  22,578,996    6.500% due 02/01/2011-03/01/2029 ..............      22,704,910
  24,343,223    7.000% due 07/01/2024-12/01/2030 ..............      24,601,673
  42,553,178    7.500% due 07/01/2002-02/01/2031 ..............      43,899,560
   7,793,942    8.000% due 12/01/2030 .........................       8,071,954
   7,412,437    8.500% due 04/01/2019-07/01/2029 ..............       7,796,787
     404,031    8.750% due 01/01/2013 .........................         421,969
     624,468    9.000% due 12/01/2008-08/01/2022 ..............         666,166
     222,965    9.500% due 06/01/2016-05/01/2017 ..............         234,302
                                                                   ------------
              Total FHLMCs (Cost $107,479,838) ................     108,397,321
                                                                   ------------
              Total U.S. Government Agency
                Mortgage-Backed Securities
                (Cost $368,837,842) ...........................     373,426,953
                                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.6%
              Federal Home Loan Bank, Bond:
   3,000,000    6.135% due 02/17/2009 .........................       2,973,927
   6,000,000    6.500% due 08/14/2009** .......................       6,216,348
   7,000,000    7.375% due 02/12/2010 .........................       7,659,729
              Federal Home Loan Mortgage Corporation:
  10,000,000    Note,
                5.125% due 10/15/2008 .........................       9,563,260
  10,000,000    Sub. Note,
                5.875% due 03/21/2011 .........................       9,664,970
              Federal National Mortgage Association:
   1,250,000    Deb.,
                6.210% due 08/06/2038 .........................       1,194,403
   2,000,000    MTN,
                6.000% due 01/14/2005 .........................       2,017,348
  12,500,000    Note,
                6.000% due 05/15/2008 .........................      12,657,513
  10,000,000    Sub. Note,
                6.250% due 02/01/2011** .......................       9,932,540
                                                                   ------------
              Total U.S. Government Agency Obligations
                (Cost $62,564,154) ............................      61,880,038
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 10.4%
              Federal Home Loan Mortgage Corporation:
   1,377,761    Series 1049, Class F,
                5.963% due 02/15/2021+ ........................       1,385,086
     146,348    Series 1288, Class HA,
                5.500% due 11/15/2020 .........................         146,250
   4,770,000    Series 1638, Class K,
                6.500% due 03/15/2023 .........................       4,719,653
   2,000,000    Series 1652, Class PL,
                7.000% due 01/15/2024 .........................       2,004,630
   7,500,000    Series 1981, Class C,
                6.500% due 08/15/2027 .........................       7,441,967
   3,829,019    Series 2073, Class VA,
                6.500% due 12/15/2005 .........................       3,918,944
   4,549,907    Series 2076, Class PB,
                6.000% due 10/15/2017 .........................       4,591,880
              Federal National Mortgage Association:
   7,000,000    Grantor Trust, Series 2000-T5 B,
                7.300% due 05/25/2010 .........................       7,680,762
   1,822,629    Series 1989-18, Class C,
                9.500% due 04/25/2004 .........................       1,884,206
   1,045,236    Series 1990-49, Class G,
                9.000% due 05/25/2020 .........................       1,103,114
   1,841,758    Series 1992-83, Class X,
                7.000% due 02/25/2022 .........................       1,869,708
     350,752    Series 1993-103, Class FA,
                4.981% due 06/25/2019+ ........................         352,015
   2,535,555    Series 1993-103, Class PG,
                6.250% due 06/25/2019 .........................       2,545,964
   2,993,637    Series 1993-162, Class E,
                6.000% due 08/25/2023 .........................       2,947,881
   5,000,000    Series 1993-163, Class BE,
                7.000% due 10/25/2021 .........................       5,159,333
   1,700,251    Series 1997-32, Class FA,
                5.131% due 04/25/2027+ ........................       1,720,463
   3,148,931    Series 1997-40, Class PE,
                6.750% due 07/18/2019 .........................       3,179,303
     332,656    Series 1997-M1 Class A,
                6.784% due 01/17/2003 .........................         334,995
     470,378    Series G93-11, Class D,
                6.000% due 08/25/2007 .........................         469,821
     372,112    Series GP92-64, Class JC,
                7.500% due 08/25/2001 .........................         372,256
   5,396,943    Trust 259 STRIP,
                7.000% due 04/01/2024 .........................       1,332,033
     399,329  L.F. Rothschild Mortgage Trust, Series 3,
                Class Z,
                9.950% due 09/01/2017 .........................         432,028
                                                                   ------------
              Total CMOs (Cost $53,046,726) ...................      55,592,292
                                                                   ------------
U.S. TREASURY OBLIGATIONS - 3.7%
    U.S. TREASURY BONDS - 2.3%
   7,000,000    8.125% due 08/15/2019** .......................       8,742,020
   3,250,000    7.250% due 08/15/2022** .......................       3,765,645
                                                                   ------------
                                                                     12,507,665
                                                                   ------------
    U.S. TREASURY NOTES - 1.4%
   1,100,000    6.500% due 10/15/2006** .......................       1,175,969
   6,000,000    5.750% due 08/15/2010** .......................       6,152,760
                                                                   ------------
                                                                      7,328,729
                                                                   ------------
              Total U.S. Treasury Obligations
                (Cost $20,026,878) ............................      19,836,394
                                                                   ------------
REPURCHASE AGREEMENT - 2.6%
  (Cost $13,577,000)
$ 13,577,000  Agreement with Goldman Sachs & Company,
                4.370% dated 04/30/2001, to be repurchased
                at $13,578,648 on 05/01/2001, collateralized
                by $10,176,583 U.S. Treasury Bonds, having
                various interest rates and maturities (Market
                Value $13,842,195) ............................      13,577,000
                                                                   ------------
TOTAL INVESTMENTS (Cost $518,052,600*) ................   98.5%     524,312,677
OTHER ASSETS AND LIABILITIES (NET) ....................    1.5        8,111,932
                                                         -----     ------------
NET ASSETS ............................................  100.0%    $532,424,609
                                                         =====     ============

--------------
 * Aggregate cost for federal tax purposes.
** These securities or a partial position of these securities are on loan at April 30, 2001, and have an aggregate market value of $30,295,524, representing 5.7% of the total net assets of the Fund (note 7).
 + Variable rate security. The interest rate shown reflects the rate in effect at April 30, 2001.

-------------------------------------------------------------------------------

                                GLOSSARY OF TERMS
               MTN    -- Medium Term Note
               STRIP  -- Separate trading of registered interest and
                         principal of securities

-------------------------------------------------------------------------------

                      See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

INCOME FUND

APRIL 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                           -----

CORPORATE BONDS AND NOTES - 69.7%
    INFORMATION TECHNOLOGY - 10.9%
$  9,750,000  Adaptec Inc., Conv. Sub. Note,
                4.750% due 02/01/2004 .........................    $  8,299,688
  10,000,000  Analog Devices, Inc., Conv. Sub. Note,
                4.750% due 10/01/2005 .........................       9,175,000
   5,357,000  Arbor Software Corporation, Conv. Sub. Note,
                4.500% due 03/15/2005 .........................       4,379,348
   6,000,000  Conexant Systems Inc., Conv. Sub. Note,
                4.000% due 02/01/2007 .........................       2,850,000
   2,500,000  Cypress Semiconductor Corporation, Conv.
                Sub. Deb.,
                3.750% due 07/01/2005** .......................       2,153,125
   6,000,000  LSI Logic Corporation, Conv. Sub. Note,
                4.000% due 02/15/2005** .......................       5,040,000
  10,000,000  Motorola Inc., Note,
                7.625% due 11/15/2010** .......................       9,555,200
  12,750,000  Network Associates Inc., Conv. Sub. Deb.,
                Zero coupon due 02/13/2018 ....................       5,243,438
   3,900,000  Radisys Corporation, Conv. Sub. Note,
                5.500% due 08/15/2007 .........................       2,525,250
  10,300,000  S3, Inc., Conv. Sub. Note,
                5.750% due 10/01/2003 .........................       7,570,500
                                                                   ------------
                                                                     56,791,549
                                                                   ------------
    FINANCIAL SERVICES - 6.4%
     175,000  Abbey National First Capital, Sub. Note,
                8.200% due 10/15/2004 .........................         187,667
   1,500,000  Aetna Inc., Company Guarantee,
                7.625% due 08/15/2026 .........................       1,569,725
      80,000  Associates Corporation NA, Sr. Note,
                6.625% due 05/15/2001 .........................          80,058
   9,000,000  Barclays North American Capital Corporation,
                Deb.,
                9.750% due 05/15/2021 .........................       9,437,544
   2,000,000  Continental Corporation, Note,
                7.250% due 03/01/2003 .........................       2,010,872
     440,000  Equitable Companies Inc., Deb.,
                7.000% due 04/01/2028 .........................         416,721
     500,000  Jefferson-Pilot Capital Trust A, Bond,
                8.140% due 01/15/2046+ ........................         497,288
     100,000  Jefferson-Pilot Capital Trust B, Company
                Guarantee,
                8.285% due 03/01/2046+ ........................         101,181
   1,250,000  Kemper Corporation, Note,
                6.875% due 09/15/2003 .........................       1,285,022
              Merrill Lynch & Company Inc., Note:
   5,000,000    6.000% due 02/17/2009** .......................       4,798,660
   1,450,000    6.500% due 07/15/2018 .........................       1,354,507
   2,000,000    6.750% due 06/01/2028 .........................       1,831,396
              Paine Webber Group, Inc., Sr. Note:
     830,000    8.060% due 01/17/2017 .........................         912,617
     415,000    7.390% due 10/16/2017 .........................         425,136
     500,000  PNC Institute Capital B, Company Guarantee,
                8.315% due 05/15/2027+ ........................         494,726
   1,750,000  SB Treasury Company LLC, Bond,
                9.400% to 06/30/2008;
                10.925% due 12/29/2049+ ** ....................       1,666,597
   4,500,000  Superior Financial Corporation, Sr. Note,
                8.650% due 04/01/2003 .........................       4,563,081
   1,500,000  Tokai Pfd Capital Company, Bond,
                11.091% to 06/30/2008;
                9.980% due 12/29/2049+ ........................       1,243,754
     505,000  US Leasing International, Corporation, Sr.
                Note,
                8.750% due 12/01/2001 .........................         516,589
                                                                   ------------
                                                                     33,393,141
                                                                   ------------
    BANKS - 6.3%
     400,000  Banc One Corporation, Sub. Note,
                10.000% due 08/15/2010 ........................         468,367
   1,000,000  BankAmerica Corporation, Sub. Note,
                6.625% due 08/01/2007 .........................       1,005,303
              Bank of America Corporation, Sub. Note:
   5,000,000    7.800% due 02/15/2010** .......................       5,328,955
   4,000,000    7.400% due 01/15/2011 .........................       4,167,492
   1,000,000  Bank of New York, Sub. Note,
                7.875% due 11/15/2002 .........................       1,044,476
   1,000,000  Barnett Banks, Florida, Inc., Sub. Note,
                10.875% due 03/15/2003 ........................       1,095,056
     690,000  BB&T Corporation, Sub. Note,
                7.250% due 06/15/2007 .........................         703,636
   1,000,000  Chase Manhattan Corporation, Sub. Note,
                8.500% due 02/15/2002 .........................       1,028,474
   1,000,000  Citicorp, Sub. Note,
                8.000% due 02/01/2003 .........................       1,048,868
  10,000,000  Citigroup, Inc., Note,
                6.500% due 01/18/2011 .........................       9,956,570
   1,100,000  First Interstate Bancorp, Sub. Note,
                9.125% due 02/01/2004 .........................       1,196,880
   1,000,000  First Nationwide Bank, Sub. Deb.,
                10.000% due 10/01/2006 ........................       1,081,601
     246,000  First Union Corporation, Sub. Note,
                9.450% due 08/15/2001 .........................         249,260
     995,000  Fleet Financial Group, Inc., Sub. Deb.,
                6.875% due 01/15/2028 .........................         945,119
   1,000,000  Key Bank NA, Sub. Deb.,
                6.950% due 02/01/2028 .........................         912,487
   1,000,000  Manufacturers & Trade Trust Company,
                Sub. Note,
                8.125% due 12/01/2002 .........................       1,043,442
     670,000  NationsBank Corporation, Sub. Note,
                6.800% due 03/15/2028 .........................         620,031
   1,000,000  Norwest Bancorp, Sub. Deb.,
                6.650% due 10/15/2023 .........................         883,700
                                                                   ------------
                                                                     32,779,717
                                                                   ------------
    MEDIA/TELECOMMUNICATIONS - 6.1%
     550,000  Comcast Cable Communication, Note,
                6.200% due 11/15/2008 .........................         531,506
   7,500,000  Cox Communications Inc., Note,
                7.875% due 08/15/2009 .........................       7,876,823
   5,000,000  Deutsche Telephone Finance, Bond,
                8.000% due 06/15/2010** .......................       5,124,320
   2,000,000  Exodus Communications Inc., Sr. Note,
                11.625% due 07/15/2010** ......................       1,590,000
   5,260,000  Time Warner Inc., Deb.,
                9.150% due 02/01/2023** .......................       6,070,371
   8,000,000  Vodafone Group, Plc, Note,
                7.750% due 02/15/2010 .........................       8,528,024
   1,000,000  Voicestream Wire Company, Sr. Note,
                10.375% due 11/15/2009 ........................       1,145,000
   5,000,000  Winstar Communications Inc., Sr. Note,
                (in default),
                12.750% due 04/15/2010 ........................          87,500
     996,000  Worldcom, Inc., Note,
                6.125% due 08/15/2001 .........................         997,913
                                                                   ------------
                                                                     31,951,457
                                                                   ------------
    TRANSPORTATION (EXCLUDING AUTO) - 5.7%
              Burlington Northern Santa Fe:
   5,000,000  Deb.,
                8.125% due 04/15/2020 .........................       5,352,715
   1,500,000  Note,
                8.750% due 02/25/2022 .........................       1,637,165
   3,030,000  Consolidated Rail Corporation, Deb.,
                9.750% due 06/15/2020 .........................       3,566,219
   5,000,000  Norfolk Southern Corporation, Sr. Note,
                6.200% due 04/15/2009 .........................       4,792,985
              United Air Lines Inc.:
   5,000,000  Equipment Trust Certificates,
                10.850% due 07/05/2014 ........................       5,585,885
              Pass-through Certificates:
   3,000,000    9.080% due 10/26/2015 .........................       3,267,405
   5,500,000    9.560% due 10/19/2018 .........................       5,486,113
                                                                   ------------
                                                                     29,688,487
                                                                   ------------
    HEALTH CARE - 5.1%
   4,500,000  Aetna Inc., Sr. Note,
                7.375% due 03/01/2006 .........................       4,467,861
   2,000,000  American Health Properties, Inc., Note,
                7.500% due 01/15/2007 .........................       1,925,692
   1,500,000  American Home Products Corporation, Deb.,
                7.250% due 03/01/2023 .........................       1,427,439
  10,000,000  Cardinal Health Inc., Note,
                6.750% due 02/15/2011 .........................      10,115,040
   1,047,000  CII Financial Inc., Conv. Note,
                7.500% due 09/15/2001 .........................         738,135
   1,500,000  DVI, Inc., Sr. Note,
                9.875% due 02/01/2004 .........................       1,344,375
   3,000,000  FHP International Corporation, Sr. Note,
                7.000% due 09/15/2003 .........................       2,486,925
   4,500,000  HIH Capital Ltd., Conv. Note,
                7.500% due 09/25/2006 .........................       2,046,888
   1,800,000  Medical Care International Inc. (Columbia),
                Conv. Sub. Deb.,
                6.750% due 10/01/2006 .........................       1,737,000
                                                                   ------------
                                                                     26,289,355
                                                                   ------------
    OIL & GAS - 4.7%
   1,600,000  Burlington Resources Inc., Deb.,
                9.125% due 10/01/2021 .........................       1,897,040
   8,500,000  Petro-Canada, Deb.,
                9.250% due 10/15/2021 .........................      10,017,675
   5,950,000  Phillips Petroleum Company, Deb.,
                9.180% due 09/15/2021 .........................       6,253,272
   5,750,000  Trans-Canada Pipeline Corporation, Deb.,
                8.500% due 03/20/2023 .........................       6,172,964
                                                                   ------------
                                                                     24,340,951
                                                                   ------------
    CONSUMER NON-DURABLES/SERVICES - 4.6%
              Black & Decker Corporation, Note:
     185,000    7.500% due 04/01/2003 .........................         190,998
      50,000    7.000% due 02/01/2006 .........................          50,826
   5,000,000  Cendant Corporation, Note,
                7.750% due 12/01/2003 .........................       5,039,385
     350,000  CPC International, Inc., Note,
                6.150% due 01/15/2006 .........................         355,309
   5,000,000  CUC International Inc., Conv. Sub. Note,
                3.000% due 02/15/2002 .........................       4,906,250
   3,650,000  International Speedway Corporation,
                Company Guarantee,
                7.875% due 10/15/2004 .........................       3,806,078
   1,750,000  Mattel Inc., Note,
                6.125% due 07/15/2005** .......................       1,634,164
              Royal Caribbean Cruises Ltd., Sr. Note:
     426,000    7.125% due 09/18/2002 .........................         426,173
     111,000    7.250% due 08/15/2006 .........................         107,715
              USA Waste Services, Inc., Sr. Note:
     495,000    7.125% due 10/01/2007 .........................         492,539
   1,000,000    7.000% due 07/15/2028 .........................         858,263
   1,000,000  V.F. Corporation, Note,
                9.500% due 05/01/2001 .........................       1,000,000
          Waste Management, Inc.:
   3,450,000  Company Guarantee,
                6.875% due 05/15/2009 .........................       3,359,120
     750,000  Conv. Sub. Note,
                4.000% due 02/01/2002 .........................         735,937
   1,145,000  Note,
                7.700% due 10/01/2002** .......................       1,166,874
                                                                   ------------
                                                                     24,129,631
                                                                   ------------
    INDUSTRIAL/DEFENSE - 4.3%
     500,000  Crane Company, Note,
                8.500% due 03/15/2004 .........................         543,804
     300,000  CSR America, Inc., Note,
                6.875% due 07/21/2005 .........................         300,640
   1,500,000  Jackson Products, Inc., Company Guarantee,
                9.500% due 04/15/2005 .........................       1,327,500
     250,000  Lennar Corporation, Sr. Note,
                7.625% due 03/01/2009** .......................         237,715
              Lockheed Martin Corporation:
     955,000  Company Guarantee,
                7.750% due 05/01/2026 .........................         977,297
   5,000,000  Note,
                8.200% due 12/01/2009 .........................       5,428,605
              Loral Corporation, Deb.:
   1,000,000    8.375% due 06/15/2024** .......................       1,083,852
   1,000,000    7.625% due 06/15/2025 .........................       1,003,029
   5,850,000  Ogden Corporation, Deb.,
                9.250% due 03/01/2022 .........................       4,656,571
   6,860,000  Praxair, Inc., Deb.,
                8.700% due 07/15/2022 .........................       7,024,263
                                                                   ------------
                                                                     22,583,276
                                                                   ------------
    AUTO - 4.1%
   2,000,000  Ford Holdings Inc., Company Guarantee,
                9.300% due 03/01/2030 .........................       2,257,404
          Ford Motor Company, Deb.:
   3,750,000    8.900% due 01/15/2032 .........................       4,214,632
     825,000    7.400% due 11/01/2046 .........................         769,468
   5,000,000  Ford Motor Credit Company, Sr. Note,
                5.800% due 01/12/2009** .......................       4,687,000
   8,000,000  General Motors Corporation, Deb.,
                9.400% due 07/15/2021 .........................       9,446,080
                                                                   ------------
                                                                     21,374,584
                                                                   ------------
    GAMING - 3.7%
   5,000,000  Circus Circus Enterprise Inc., Deb.,
                7.000% due 11/15/2036 .........................       4,533,545
   3,500,000  Harrahs Operating Company Inc., Company
                Guarantee,
                8.000% due 02/01/2011+ ........................       3,514,186
   5,000,000  Park Place Entertainment Corporation, Sr. Note,
                8.500% due 11/15/2006** .......................       5,240,265
   2,250,000  Riviera Black Hawk Inc., First Mortgage,
                13.000% due 05/01/2005 ........................       2,261,250
   4,100,000  Riviera Holdings Corporation, Company
                Guarantee,
                10.000% due 08/15/2004 ........................       3,464,500
                                                                   ------------
                                                                     19,013,746
                                                                   ------------
    REAL ESTATE INVESTMENT TRUSTS - 2.8%
              Franchise Finance Corporation:
   3,000,000  MTN,
                7.070% due 01/15/2008 .........................       3,056,070
   1,100,000  Sr. Note,
                7.875% due 11/30/2005 .........................       1,177,979
              Health Care Property Investors Inc.:
   1,000,000  Note,
                6.875% due 06/08/2005 .........................         969,270
   1,000,000  Sr. Note,
                6.500% due 02/15/2006 .........................         957,404
   8,500,000  Nationwide Health Properties, Inc., Note,
                9.750% due 03/20/2008 .........................       8,541,565
                                                                   ------------
                                                                     14,702,288
                                                                   ------------
    RETAIL SALES - 2.2%
   5,000,000  Fred Meyer Inc., Company Guarantee,
                7.450% due 03/01/2008** .......................       5,165,105
   5,000,000  Safeway Inc., Note,
                7.500% due 09/15/2009** .......................       5,228,230
     866,000  Saks, Inc., Company Guarantee,
                8.250% due 11/15/2008** .......................         783,730
                                                                   ------------
                                                                     11,177,065
                                                                   ------------
    UTILITIES - 1.4%
     300,000  Avon Energy Partners Holdings, Sr. Note,
                6.730% due 12/11/2002+ ........................         304,363
   4,500,000  Illinois Power Company, First Mortgage,
                7.500% due 06/15/2009 .........................       4,561,214
   1,377,000  Niagara Mohawk Power Corporation, Deb.,
                8.770% due 01/01/2018 .........................       1,413,079
     220,000  Texas-New Mexico Power Company, Sr. Note,
                6.250% due 01/15/2009 .........................         198,708
   1,000,000  WPD Holdings UK, Note,
                6.750% due 12/15/2004+ ........................         983,860
                                                                   ------------
                                                                      7,461,224
                                                                   ------------
    FOREIGN GOVERNMENT (U.S. DOLLAR DENOMINATED) - 1.4%
   5,000,000  United Mexican States, Bond,
                9.875% due 02/01/2010** .......................       5,395,000
   1,650,000  Republic of Korea, Unsub. Note,
                8.875% due 04/15/2008** .......................       1,812,938
                                                                   ------------
                                                                      7,207,938
                                                                   ------------
              Total Corporate Bonds and Notes
                (Cost $367,209,207) ...........................     362,884,409
                                                                   ------------
U.S. GOVERNMENT AGENCY
  MORTGAGE-BACKED SECURITIES - 16.8%
    FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 11.2%
   7,158,601  #C0070,
                6.500% due 01/01/2029 .........................       7,109,988
   6,726,937  #C00785
                6.500% due 06/01/2029 .........................       6,676,417
   6,910,144  #C26853
                6.500% due 05/01/2029 .........................       6,858,249
  10,889,591  #C29918
                6.500% due 08/01/2029 .........................      10,807,809
  17,151,211  #C38968
                6.500% due 06/01/2029 .........................      17,022,405
   9,975,074  #C48292
                6.000% due 03/01/2031 .........................       9,643,682
                                                                   ------------
              Total FHLMCs (Cost $56,394,832) .................      58,118,550
                                                                   ------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 3.7% FNMA:
   8,000,000    7.630% due 02/01/2010 .........................       8,678,998
     310,553    7.536% due 06/01/2016 .........................         331,127
   3,047,123    6.500% due 09/01/2028 .........................       3,023,207
   2,477,001    6.500% due 11/01/2028 .........................       2,457,559
   4,489,904    7.000% due 01/01/2030 .........................       4,533,854
                                                                   ------------
              Total FNMAs (Cost $18,250,377) ..................      19,024,745
                                                                   ------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 1.9%
      (Cost $9,427,526)
   9,915,203  7.000% due 02/20/2030 ...........................      10,009,170
                                                                   ------------
              Total U.S. Government Agency
                Mortgage-Backed Securities
                (Cost $84,072,735) ............................      87,152,465
                                                                   ------------
U.S. TREASURY BONDS - 3.9%
   3,985,000    7.250% due 08/15/2022** .......................       4,617,260
  10,500,000    6.250% due 08/15/2023** .......................      10,917,900
   5,000,000    5.250% due 11/15/2028** .......................       4,554,085
                                                                   ------------
              Total U.S. Treasury Bonds
                (Cost $20,233,308) ............................      20,089,245
                                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.5%
  10,000,000  Federal Home Loan Mortgage Corporation, Note,
                6.875% due 01/15/2005** .......................      10,546,580
   2,500,000  Federal National Mortgage Association, Note,
                6.000% due 05/15/2008 .........................       2,531,503
                                                                   ------------
              Total U.S. Government Agency Obligations
                (Cost $12,163,102) ............................      13,078,083
                                                                   ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 1.0%
   1,309,426  Donaldson, Lufkin & Jenrette Acceptance
                Corporation, 1995-Q10 B1,
                9.201% due 01/25/2026++ .......................       1,274,406
              Federal National Mortgage Association:
     130,799  Series 1996-M7 B,
                6.831% due 06/17/2011++ .......................         133,837
   1,129,710  Series 1997-42 EA,
                7.250% due 03/18/2026 .........................       1,152,074
   2,734,426  Reilly Mortgage FHA, 1982,
                7.430% due 06/01/2022 .........................       2,887,157
                                                                   ------------
              Total CMOs (Cost $5,238,398) ....................       5,447,474
                                                                   ------------
REPURCHASE AGREEMENT - 4.2%
  (Cost $21,680,000)
$ 21,680,000  Agreement with Goldman Sachs & Company,
                4.370% dated 04/30/2001, to be repurchased
                at $21,682,632 on 05/01/2001, collateralized
                by $16,250,153 U.S. Treasury Bonds, having
                various interest rates and maturities (Market
                Value $22,103,469) ............................      21,680,000
                                                                   ------------
TOTAL INVESTMENTS (Cost $510,596,750*) ................   98.1%     510,331,676
OTHER ASSETS AND LIABILITIES (NET) ....................    1.9       10,096,355
                                                         -----     ------------
NET ASSETS ............................................  100.0%    $520,428,031
                                                         =====     ============

----------------
* Aggregate cost for federal tax purposes.

** These securities or a partial position of these securities are on loan at April 30, 2001, and have an aggregate market value of $73,964,603, representing 14.2% of the total net assets of the Fund (note 7).
 + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
++ Floating rate security whose interest rate is reset periodically based on an index.

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

                                GLOSSARY OF TERMS
                      FHA  -- Federal Housing Authority
                      MTN  -- Medium Term Note

-------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

HIGH YIELD FUND

APRIL 30, 2001 (UNAUDITED)
PRINCIPAL
 AMOUNT                                                             VALUE
---------                                                           -----

CORPORATE BONDS AND NOTES - 74.9%
    SEMICONDUCTOR/HARDWARE - 15.7%
$ 13,000,000  Adaptec Inc., Conv. Sub. Note,
                4.750% due 02/01/2004 .........................    $ 11,066,250
  10,500,000  Conexant Systems Inc., Conv. Sub. Note,
                4.000% due 02/01/2007 .........................       4,987,500
   8,250,000  HMT Technology Corporation, Conv. Sub. Note,
                5.750% due 01/15/2004 .........................       1,608,750
   8,760,000  LSI Logic Corporation, Conv. Sub. Note,
                4.000% due 02/15/2005** .......................       7,358,400
              Radisys Corporation, Conv. Sub. Note:
   8,450,000    5.500% due 08/15/2007** .......................       5,471,375
   3,000,000    5.500% due 08/15/2007++ .......................       1,942,500
   4,250,000  Triquint Semiconductor Inc., Conv. Sub. Note,
                4.000% due 03/01/2007 .........................       3,272,500
                                                                   ------------
                                                                     35,707,275
                                                                   ------------
    HEALTH CARE - 11.5%
              Beverly Enterprises, Inc.:
   2,000,000  Sr. Note,
                9.625% due 04/15/2009++,** ....................       2,025,000
   6,400,000  Gtd. Deb.,
                9.000% due 02/15/2006** .......................       6,352,000
              DVI, Inc., Sr. Note:
   6,400,000    9.875% due 02/01/2004 .........................       5,736,000
   2,000,000    9.875% due 02/01/2004++ .........................     1,792,500
              HIH Capital Ltd., Conv. Note:
   2,500,000    7.500% due 09/25/2006 .........................       1,137,160
   1,300,000    7.500% due 09/25/2006++ .........................       370,500
   4,321,000  Medical Care International Inc. (Columbia),
                Conv. Sub. Deb.,
                6.750% due 10/01/2006 .........................       4,169,765
   5,245,000  Omnicare Inc., Conv. Bond,
                5.000% due 12/01/2007 .........................       4,661,494
                                                                   ------------
                                                                     26,244,419
                                                                   ------------
    SOFTWARE/OTHER - 9.6%
   5,275,000  Arbor Software Corporation, Conv. Sub. Note,
                4.500% due 03/15/2005 .........................       4,312,313
  27,341,000  Networks Associates Inc., Conv. Sub. Deb.,
                Zero coupon due 02/13/2018** ..................      11,243,986
   8,525,000  S3 Inc., Conv. Sub. Note,
                5.750% due 10/01/2003 .........................       6,265,875
                                                                   ------------
                                                                     21,822,174
                                                                   ------------
    MEDIA/CABLE TV - 8.2%
   5,800,000  @ Entertainment Inc., Sr. Disc. Note,
                Zero coupon to 02/01/2004;
                14.500% due 02/01/2009 ........................       2,842,000
   1,000,000  @ Entertainment Inc., Sr. Disc. Note,
                Zero coupon to 07/15/2003;
                14.500% due 07/15/2008 ........................         515,000
  10,050,000  Charter Communications Holdings LLC,
                Sr. Note,
                8.625% due 04/01/2009** .......................       9,823,875
   5,000,000  NTL Communications Corporation, Series B,
                Sr. Note,
                11.875% due 10/01/2010** ......................       4,275,000
   2,000,000  NTL (Delaware) Inc., Conv. Sub. Note,
                5.750% due 12/15/2009** .......................       1,162,500
     551,000  V2 Music Holdings Plc, Conv. Company
                Guarantee,
                6.500% due 06/30/2012++ .......................         137,750
                                                                   ------------
                                                                     18,756,125
                                                                   ------------
    GAMING - 7.9%
   7,825,000  Aladdin Gaming Holdings, LLC, Series B,
                Sr. Disc. Note,
                Zero coupon to 03/01/2003;
                13.500% due 03/01/2010** ......................       2,308,375
   1,703,000  Isle of Capri Black Hawk LLC,
                First Mortgage,
                13.000% due 08/31/2004 ........................       1,860,527
   3,625,000  Majestic Star LLC, Company Guarantee,
                10.875% due 07/01/2006 ........................       3,026,875
   4,815,000  Riviera Black Hawk Inc., First Mortgage,
                13.000% due 05/01/2005 ........................       4,839,075
   7,162,000  Riviera Holdings Corporation, Company
                Guarantee,
                10.000% due 08/15/2004 ........................       6,051,890
                                                                   ------------
                                                                     18,086,742
                                                                   ------------
    TELECOMMUNICATIONS - 7.8%
   9,500,000  Exodus Communications Inc., Sr. Note,
                10.750% due 12/15/2009** ......................       7,267,500
   2,500,000  Nextlink Communications Inc., Sr. Note,
                10.750% due 06/01/2009** ......................       1,250,000
              Philippine Long Distance Telephone Company,
                MTN, Note:
   1,000,000    10.500% due 04/15/2009** ......................         926,436
   1,500,000    7.850% due 03/06/2007** .......................       1,288,374
   5,000,000  Voicestream Wire Company, Sr. Note,
                10.375% due 11/15/2009++ ......................       5,725,000
  11,000,000  Winstar Communications Inc., Sr. Note,
                (in default),
                12.750% due 04/15/2010 ........................         192,500
   3,500,000  XO Communications Inc., Conv. Sub. Note,
                5.750% due 01/15/2009++ .......................       1,176,875
                                                                   ------------
                                                                     17,826,685
                                                                   ------------
    FOREIGN GOVERNMENT (U.S. DOLLAR DENOMINATED) - 4.8%
              United Mexican States:
   5,000,000    Bond,
                9.875% due 02/01/2010** .......................       5,395,000
   6,000,000    Note,
                8.125% due 12/30/2019 .........................       5,481,000
                                                                   ------------
                                                                     10,876,000
                                                                   ------------
    CONSUMER NON-DURABLES/SERVICES - 4.5%
   3,900,000  CUC International Inc., Conv. Sub. Note,
                3.000% due 02/15/2002 .........................       3,826,875
   6,450,000  Waste Management, Inc., Conv. Sub. Note,
                4.000% due 02/01/2002 .........................       6,329,062
                                                                   ------------
                                                                     10,155,937
                                                                   ------------
    FINANCIAL SERVICES - 2.5%
   6,750,000  Tokai Pfd Capital Company, Bond,
                9.980% to 06/30/2008;
                11.091% due 12/29/2049++ ......................       5,596,891
                                                                   ------------
    MANUFACTURING/METALS - MINING - 2.4%
   2,350,000  Jackson Products, Inc., Company Guarantee,
                9.500% due 04/15/2005 .........................       2,079,750
   5,000,000  Pen Holdings Inc., Series B, Company
                Guarantee,
                9.875% due 06/15/2008 .........................       3,275,000
                                                                   ------------
                                                                      5,354,750
                                                                   ------------
              Total Corporate Bonds and Notes
                (Cost $191,970,585) ...........................     170,426,998
                                                                   ------------
U.S. TREASURY NOTE - 4.7%
  (Cost $10,123,436)
  10,000,000  US Treasury Note,
                6.500% due 10/15/2006** .......................      10,690,630
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATION (CMO) - 0.2%
  (Cost $377,613)
     403,483  Donaldson, Lufkin & Jenrette Mortgage
                Acceptance Corporation, 1995-Q10 B1,
                8.461% due 01/25/2026+++ ......................         392,692
                                                                   ------------

 SHARES
-------

COMMON STOCKS - 9.6%
      57,845  Credence Systems Corporation ....................       1,373,819
     232,200  Health Care Property Investors, Inc. ............       8,382,420
     246,860  Huntingdon Life Sciences Group, Plc, ADR+ .......         340,667
     180,460  ICO Global Communications Holdings, Ltd. ........         315,805
     648,800  Nationwide Health Properties Inc. ...............      11,451,320
                                                                   ------------
              Total Common Stocks
                (Cost $20,023,418) ............................      21,864,031
                                                                   ------------
WARRANTS - 0.0%***
      78,250  Aladdin Gaming Holdings, LLC,
                Expires 03/01/2010+,++
          67  ICO Global Communications Holdings, Ltd.
                Expires 05/16/2006 ............................              75
      45,260  ICO Global Communications Holdings, Ltd.,
                Expires 05/16/2006 ............................           3,621
       1,000  V2 Music Holdings Plc,
                Expires 04/15/2008+,++ ........................              10
       1,000  XM Satellite Radio, Inc.,
                Expires 03/15/2010+ ...........................          20,000
                                                                   ------------
              Total Warrants
                (Cost $12,499) ................................          23,706
                                                                   ------------

 PRINCIPAL
  AMOUNT
 ---------

REPURCHASE AGREEMENT - 6.6%
  (Cost $15,086,000)
$ 15,086,000  Agreement with Goldman Sachs & Company,
                4.370% dated 04/30/2001, to be repurchased
                at $15,087,831 on 05/01/2001, collateralized
                by $11,307,648 U.S. Treasury Bonds, having
                various interest rates and maturities (Market
                Value $15,380,670) ............................      15,086,000
                                                                   ------------
TOTAL INVESTMENTS (Cost $237,593,551*) ................   96.0%     218,484,057
OTHER ASSETS AND LIABILITIES (NET) ....................    4.0        9,038,951
                                                         -----     ------------
NET ASSETS ............................................  100.0%    $227,523,008
                                                         =====     ============

---------------
  * Aggregate cost for federal tax purposes.
 ** These securities or a partial position of these securities are on loan at April 30, 2001, and have an aggregate market value of $38,305,150, representing 16.8% of the total net assets of the Fund (note 7).
*** Amount represents less than 0.1% of total net assets.
  + Non-income producing security.
 ++ Security exempt from registration under Rule 144A of the Securities
    Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
+++ Floating rate security whose interest rate is reset periodically based on an index.

-------------------------------------------------------------------------------

                               GLOSSARY OF TERMS
                       ADR  -- American Depository Receipt
                       MTN  -- Medium Term Note

-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT BOND FUND

APRIL 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                            VALUE
---------                                                       -------------
MUNICIPAL BONDS AND NOTES - 98.8%
    ALABAMA - 0.4%
$1,000,000 Jefferson County, Unlimited Tax General
            Obligation Bonds, Series A,
            (AMBAC Insured),
            5.000% due 04/01/2009*** ........................   $   1,033,300
                                                                -------------
    ALASKA - 1.5%
1,235,000 Anchorage, Electric Utility, (MBIA Insured),
            6.500% due 12/01/2013 ...........................       1,433,464
2,000,000 Anchorage, Ice Rink Revenue,
            6.375% due 01/01/2020 ...........................       2,253,420
                                                                -------------
                                                                    3,686,884
                                                                -------------
    ARIZONA - 2.2%
1,000,000 Coconino County, PCR, (Nevada Power
            Company), Series E,
            5.350% due 10/01/2022 ...........................         848,570
          Salt River Project Agricultural Improvement
& Power District:
3,000,000  Series A,
            5.750% due 01/01/2009 ...........................       3,257,970
1,500,000  Series C,
            6.250% due 01/01/2019 ...........................       1,550,115
                                                                -------------
                                                                    5,656,655
                                                                -------------
    CALIFORNIA - 5.4%
15,000,000 Anaheim, Public Financing Authority Lease,
            Capital Appreciation Subordinate Public
            Improvements, Project-C, (FSA Insured),
            zero coupon due due 09/01/2034 ..................       2,237,400
5,860,000 California Educational Facilities Authority
            Revenue, Loyola Marymount, (MBIA Insured),
            Zero coupon due 10/01/2020 ......................       1,814,490
2,000,000 Center Unified School District California,
            Capital Appreciation, Series C, GO, (MBIA Insured),
            Zero coupon due 09/01/2018 ......................         777,500
2,000,000 Foothill/Eastern Corridor Agency, California
            Toll Road Revenue, (MBIA Insured),
            Zero coupon due 01/15/2018 ......................         766,280
3,500,000 Lodi, Electric System Revenue, COP, Series B,
            (MBIA Insured), Zero coupon due 01/15/2024 ......         900,690
 550,000  Los Angeles, Regional Airport Improvement,
            Series A, AMT, 6.700% due 01/01/2022 ............         564,272
2,000,000 Orange County Recovery, COP, Series A,
            (MBIA Insured), 6.000% due 07/01/2026 ...........       2,136,640
1,173,000 Sacramento, Centrex System Lease, COP,
            Series A, 5.550% due 09/15/2004 .................       1,183,862
2,500,000 San Diego, Convention Center Expansion
            Financing Authority Revenue, Series A,
            (AMBAC Insured), 4.750% due 04/01/2028 ..........       2,253,650
7,000,000 San Joaquin Hills, California Transportation
            Corridor, Agency Toll Road Revenue, Series A,
            (MBIA Insured), Zero coupon due 01/15/2034 ......       1,077,020
                                                                -------------
                                                                   13,711,804
                                                                -------------
    COLORADO - 3.1%
          Denver City and County, Airport Revenue, AMT:
1,470,000  Series A, Unrefunded,
            8.875% due 11/15/2012 ...........................       1,533,210
1,920,000  Series C,
            6.600% due 11/15/2004 ...........................       2,016,538
1,650,000 Lakewood, COP, (AMBAC Insured),
            5.350% due 12/01/2017 ...........................       1,667,556
2,500,000 Meridian Metropolitan District, GO,
            (LOC: Meridian Association East),
            7.500% due 12/01/2011 ...........................       2,568,725
                                                                -------------
                                                                    7,786,029
                                                                -------------
    CONNECTICUT - 1.1%
1,500,000 Connecticut State Special Obligation Parking
            Revenue, Bradley International Airport,
            Series A, AMT, (ACA Insured),
            6.600% due 07/01/2024 ...........................       1,573,920
  995,000 Mashantucket Western Pequot Tribe, Special
            Revenue, Series A, ETM, Pre-refunded,
            6.500% due 09/01/2005+++ ........................       1,102,450
                                                                -------------
                                                                    2,676,370
                                                                -------------
    DISTRICT OF COLUMBIA - 1.0%
  435,000 District of Columbia, COP,
            6.875% due 01/01/2003 ...........................         444,426
  500,000 District of Columbia, Water & Sewer
            Authority, (FSA Insured),
            5.500% due 10/01/2017 ...........................         519,495
1,500,000 Metropolitan District, Washington D.C.,
            Airport Authority, General Airport Revenue,
            Series A, AMT, (MBIA Insured),
            6.625% due 10/01/2019** .........................       1,575,600
                                                                -------------
                                                                    2,539,521
                                                                -------------
    FLORIDA - 11.3%
  250,000 Bay County,Water Systems Revenue,
            (AMBAC Insured),
            5.700% due 09/01/2030 ...........................         257,437
  500,000 Brevard County, School Board Authority,
            COP, Series B, (AMBAC Insured),
            5.500% due 07/01/2021 ...........................         505,120
  450,000 Collier County, Industrial Development
            Authority, IDR, (Southern States Utilities
            Project), AMT, 6.500% due 10/01/2025 ............         428,553
  600,000 Dade County, Aviation Revenue, Series B,
            AMT, (MBIA Insured), 6.600% due 10/01/2022** ....         630,888
9,750,000 Dade County, Guaranteed Entitlement Revenue,
            Capital Appreciation, Series A, (MBIA Insured),
            Zero coupon due 02/01/2018 ......................       3,692,422
  250,000 Dade County, Water & Sewer Systems Revenue,
            (FGIC Insured),5.250% due 10/01/2026 ............         246,707
2,000,000 Escambia County, Health Facilities Authority
            Revenue, Florida Health Care Facilities
            Loan, (VHA Program), (AMBAC Insured),
            5.950% due 07/01/2020 ...........................       2,126,460
  200,000 Escambia County, Health Facilities Revenue,
            Baptist Hospital, Series B,
            6.000% due 10/01/2014 ...........................         194,960
  300,000 Escambia County, PCR, (Champion
            International Corporation Project), AMT,
            6.900% due 08/01/2022 ...........................         312,042
  650,000 Escambia County, Utilities Authority, Utility
            Systems Revenue, (FGIC Insured),
            5.250% due 01/01/2029 ...........................         638,319
1,000,000 Florida Board of Education, Series A,
            (FGIC Insured), 4.500% due 06/01/2023 ...........         869,190
          Florida Housing Finance Agency, AMT:
  585,000  SFMR, Series A, (GNMA Collateral),
            (AMBAC Insured), 6.650% due 01/01/2024** ........         617,772
  900,000  Spinnaker Cove Apartments, Series G,
            (AMBAC Insured), 6.500% due 07/01/2036** ........         942,012
  480,000 Florida State Board of Education, Capital
            Outlay, Public Education, Series B,
            6.000% due 06/01/2002 ...........................         493,949
  800,000 Florida State Board of Education, Lottery
            Revenue Bonds, Series A, (FGIC Insured),
            5.250% due 07/01/2017 ...........................         808,424
1,000,000 Florida State Board of Regional University
            System Improvement Revenue, (AMBAC Insured),
            4.500% due 07/01/2023 ...........................         867,530
1,000,000 Florida State Turnpike Authority, Turnpike
            Revenue, Department of Transportation,
            Series A, (FGIC Insured),
            5.000% due 07/01/2016** .........................       1,002,730
  500,000 Gulf Breeze, Capital Funding Revenue,
            Series B, (MBIA Insured), 4.500% due 10/01/2027 .         425,570
  800,000 Hillsborough County, Capital Improvement
            Revenue, Criminal Justice Facilities,
            (FGIC Insured), 5.250% due 08/01/2016** .........         802,896
1,615,000 Jacksonville, Electric Authority Revenue,
            Water & Sewer, Series A,
            5.000% due 10/01/2014 ...........................       1,611,027
  600,000 Jacksonville, Water & Sewer Revenue,
            (United Water Project), AMT,
            (AMBAC Insured), 6.350% due 08/01/2025** ........         634,314
  870,000 Manatee County, Housing Finance Authority,
            SFMR, Sub. Series 4, AMT, (GNMA/FNMA Collateral),
            (AMBAC Insured), 6.875% due 11/01/2026 ..........         964,073
  500,000 Orange County, Housing Finance Authority,
            MFHR, (Hands Inc. Project), Series A,
            8.000% due 10/01/2025** .........................         530,365
  600,000 Orlando & Orange County, Expressway
            Authority, Expressway Revenue, Jr. Lien,
            (FSA Insured), 5.950% due 07/01/2023 ............         609,846
5,000,000 Orlando Utilities Commission, Water & Electric
            Revenue, 6.000% due 10/01/2010 ..................       5,592,850
          Palm Beach County, School Board, COP, Series A,
          (AMBAC Insured):
  735,000  5.500% due 08/01/2016 ............................         760,196
  500,000  5.125% due 08/01/2026 ............................         483,465
  900,000 Pasco County, Solid Waste Disposal &
            Resource Recovery System, AMT,
            (AMBAC Insured), 6.000% due 04/01/2011 ..........         984,771
  500,000 Tampa Bay, Water Utility Systems Revenue,
            Series B, (FGIC Insured),
            4.750% due 10/01/2027 ...........................         446,525
                                                                -------------
                                                                   28,480,413
                                                                -------------
    GEORGIA - 5.4%
1,000,000 Clayton County Water Authority, Water &
            Sewer Revenue, 6.650% due 05/01/2012 ............       1,053,520
5,000,000 Georgia State, GO, Series B,
            6.300% due 03/01/2009** .........................       5,646,500
          Monroe County, PCR, (Olgethorpe Power
          Company, (MBIA Insured):
2,500,000  6.700% due 01/01/2009 ............................       2,855,125
3,410,000  6.750% due 01/01/2010 ............................       3,940,903
                                                                -------------
                                                                   13,496,048
                                                                -------------
    HAWAII - 0.9%
          Honolulu City & County, GO, Series A, ETM:
  730,000  Pre-refunded,
            6.000% due 01/01/2012 ...........................         814,381
1,270,000  Unrefunded,
            6.000% due 01/01/2012 ...........................       1,404,379
                                                                -------------
                                                                    2,218,760
                                                                -------------
    IDAHO - 0.9%
2,000,000 Idaho Health Facilities Authority Revenue,
            (Inverse Floater), ETM, 7.660% due 02/15/2021+ ..       2,337,800
                                                                -------------
    ILLINOIS - 10.9%
4,915,000 Bolingbrook, Capital Appreciation, Series C,
            (MBIA Insured), Zero coupon due 01/01/2025 ......       1,235,680
2,665,000 Chicago, Gas Supply Revenue, (Peoples Gas),
            6.875% due 03/01/2015 ...........................       2,778,662
          Chicago, O'Hare International Airport
          Supplemental Facilities, AMT:
5,000,000  International Terminal, (MBIA Insured),
            6.750% due 01/01/2012** .........................       5,176,600
  600,000   United Air Lines Inc.
            8.950% due 05/01/2018 ...........................         618,084
1,000,000  United Air Lines Inc., Series B, AMT,
            6.100% due 05/01/2010 ...........................         999,110
1,000,000 Chicago, GO, Series A, (MBIA Insured),
            5.500% due 01/01/2038 ...........................         986,710
          Cook County, School District, Number 026,
          ETM, (MBIA Insured):
1,445,000  Zero coupon due 12/01/2003 .......................       1,307,436
1,020,000  Zero coupon due 12/01/2004 .......................         879,985
2,570,000 Cook County, School District, Number 122,
            (FGIC Insured),
            Zero coupon due 12/01/2016 ......................       1,082,021
3,000,000 Illinois Health Facilities Authority Revenue,
            9.615% due 10/01/2024+ ..........................       3,202,500
2,000,000 Illinois State, 1st Series, (MBIA Insured),
            5.750% due 12/01/2012 ...........................       2,156,480
          Metropolitan Pier and Exposition Authority,
          Dedicated State Tax, (FGIC Insured):
  815,000  ETM,
            Zero coupon due 06/15/2009 ......................         557,884
  620,000  ETM, Pre-refunded,
            Zero coupon ue 06/15/2008 .......................         447,776
           Unrefunded:
3,380,000  Zero coupon due 06/15/2008 .......................       2,417,410
5,185,000  Zero coupon due 06/15/2009 .......................       3,509,986
                                                                -------------
                                                                   27,356,324
                                                                -------------
    INDIANA - 2.7%
6,000,000 Indiana Municipal Power Agency, Series A,
            (MBIA Insured),
            6.125% due 01/01/2013** .........................       6,672,300
                                                                -------------
    KENTUCKY - 2.8%
          Jefferson County, Hospital Revenue, Residual
          Interest Bond, (Inverse Floater), (MBIA Insured):
  900,000  (Pre-refunded to 10/29/2002),
            8.902% due 10/09/2008+ ..........................       1,001,250
2,100,000  Unrefunded,
            8.902% due 10/09/2008+ ..........................       2,299,500
2,155,000 Kentucky State Property & Buildings, Project
            Number 69, Series A, (FSA Insured),
            5.250% due 08/01/2006 ...........................       2,277,684
1,500,000 Kentucky Turnpike Authority, Economic
            Development Road Revenue, Revitalization
            Project, (FSA Insured),
            5.625% due 07/01/2013 ...........................       1,592,340
                                                                -------------
                                                                    7,170,774
                                                                -------------
    LOUISIANA - 0.9%
1,500,000 Louisiana Public Facilities Authority Revenue,
            Series B, ETM,
            Zero coupon due 12/01/2019 ......................         546,195
1,500,000 Louisiana, Series A, (FGIC Insured),
            5.500% due 11/15/2008 ...........................       1,614,360
                                                                -------------
                                                                    2,160,555
                                                                -------------
    MARYLAND - 1.0%
2,500,000 Baltimore, Port Facilities Revenue, Consolidated
            Coal Sales, Series B,
            6.500% due 10/01/2011** .........................       2,640,075
                                                                -------------
    MASSACHUSETTS - 1.8%
1,000,000 Massachusetts, Development Finance Agency
            Revenue, (Hillcrest Educational Centers Inc.),
            6.375% due 07/01/2029 ...........................         997,290
1,500,000 Massachusetts, Grant Anticipation Notes,
            Series A,
            5.750% due 06/15/2015 ...........................       1,589,145
2,000,000 Route 3, North Transportation Improvement
            Association, Lease Revenue, (MBIA Insured),
            5.375% due 06/15/2033 ...........................       1,987,740
                                                                -------------
                                                                    4,574,175
                                                                -------------
    MISSOURI - 1.0%
  600,000 Fenton, Tax Increment Revenue, Gravois
            Bluffs, Refunding & Improvement,
            7.000% due 10/01/2021 ...........................         607,716
          St. Louis County, Pattonville R-3 School
          District, Direct Deposit Program, (FGIC Insured):
1,000,000  5.750% due 03/01/2017 ............................       1,058,040
  880,000  5.750% due 03/01/2018 ............................         927,573
                                                                -------------
                                                                    2,593,329
                                                                -------------
    MONTANA - 0.4%
1,000,000 Forsyth, PCR, Puget Sound Power & Light,
            Series B, AMT, (AMBAC Insured),
            7.250% due 08/01/2021** .........................       1,027,270
                                                                -------------
    NEBRASKA - 3.3%
  450,000 Nebraska Investment Finance Authority,
            Single Family Housing Revenue, Residual
            Interest Bond, AMT, (GNMA Collateral),
            9.648% due 09/15/2024+ ..........................         471,937
7,000,000 Omaha Public Power District, Electric
            Revenue, Series B, ETM,
            6.150% due 02/01/2012 ...........................       7,854,770
                                                                -------------
                                                                    8,326,707
                                                                -------------
    NEVADA - 2.0%
4,000,000 Clark County, IDR, Nevada Power Company,
            Series A, AMT, (FGIC Insured),
            6.700% due 06/01/2022** .........................       4,181,160
1,000,000 Clark County, Las Vegas Convention, GO,
            Series A,
            5.000% due 07/01/2024 ...........................         937,990
                                                                -------------
                                                                    5,119,150
                                                                -------------
    NEW JERSEY - 0.5%
1,400,000 New Jersey Economic Development Authority
            Revenue, Educational Testing Service,
            Series A, (MBIA Insured),
            4.750% due 05/15/2025 ...........................       1,302,462
                                                                -------------
 NEW MEXICO - 0.2%
  500,000 Lordsburg, PCR, (Phelps Dodge),
            6.500% due 04/01/2013 ...........................         515,345
                                                                -------------
  NEW YORK - 4.9%
1,265,000 Metropolitan Transportation Authority, Service
            Contract Transportation Facilities, Series 7,
            4.750% due 07/01/2019 ...........................       1,182,282
2,000,000 Nassau County, Interim Finance Authority,
            Sales Tax Secured, Series A,
            5.750% due 11/15/2013 ...........................       2,140,080
1,500,000 New York City, Municipal Water Finance
            Authority, Water & Sewer Systems Revenue,
            Series A, (FSA Insured),
            5.125% due 06/15/2021 ...........................       1,455,930
1,000,000 New York State, Dormitory Authority Revenue,
            6.000% due 05/15/2016 ...........................       1,090,220
          New York State, GO:
1,000,000  Series H,
            5.750% due 03/15/2013 ...........................       1,075,740
1,000,000  Unrefunded, Series B, ETM, (FSA Insured),
            7.000% due 06/01/2014 ...........................       1,023,700
  580,000 New York State, Housing Finance Agency
            Revenue, MFHR, Second Mortgage,
            Series F, (Sonyma Program Insured), AMT,
            6.625% due 08/15/2012 ...........................         602,916
1,500,000 New York State, Mortgage Agency Revenue,
            Series 82, AMT,
            5.650% due 04/01/2030 ...........................       1,514,325
2,500,000 North Hempstead, GO, Series A,
            (FGIC Insured),
            4.750% due 01/15/2023 ...........................       2,304,025
                                                                -------------
                                                                   12,389,218
                                                                -------------
    OHIO - 2.9%
1,000,000 Cuyahoga County, Hospital Facilities Revenue,
            (Canton Inc. Project),
            7.500% due 01/01/2030 ...........................       1,039,340
1,000,000 Hamilton County, Sales Tax, (Football Project),
            (MBIA Insured),
            4.750% due 12/01/2027 ...........................         886,150
1,240,000 Lorain County, Hospital Revenue, Humility of
            Mary Health Care, Series B, ETM,
            7.200% due 12/15/2011 ...........................       1,295,936
1,000,000 Montgomery County, Hospital Revenue,
            (Grandview Hospital & Medical Center),
            5.250% due 12/01/2003 ...........................       1,040,990
2,000,000 Ohio State, Higher Education, Capital
            Facilities, GO, Series A,
            5.250% due 02/01/2006 ...........................       2,108,440
1,000,000 University of Cincinnati, General Receipts,
            Series A, (FGIC Insured),
            5.000% due 06/01/2031*** ........................         940,080
                                                                -------------
                                                                    7,310,936
                                                                -------------
    OKLAHOMA - 0.9%
  995,000 Oklahoma Housing and Finance Authority,
            Single Family Revenue, Series B, AMT,
            (GNMA Collateral),
            7.997% due 08/01/2018** .........................       1,114,032
1,000,000 Tulsa County, Public Facilities Authority
            Capital Improvement Revenue,
            (AMBAC Insured),
            6.250% due 11/01/2022 ...........................       1,089,040
                                                                -------------
                                                                    2,203,072
                                                                -------------
    OREGON - 0.9%
1,000,000 Portland, Urban Renewal & Redevelopment,
            Downtown Waterfront, Series A,
            (AMBAC Insured),
            5.750% due 06/15/2016 ...........................       1,055,300
1,070,000 Washington County School District, Number
            015 Forest Grove, GO, (FSA Insured),
            5.375% due 06/15/2013 ...........................       1,113,153
                                                                -------------
                                                                    2,168,453
                                                                -------------
    PENNSYLVANIA - 8.1%
          Allegheny County, Hospital Development
          Revenue, (Ohio Valley General Hospital):
  635,000  5.300% due 04/01/2002 ............................         634,530
  500,000  5.400% due 04/01/2003 ............................         499,365
1,000,000 Blairsville Saltsburg School District, GO,
            (MBIA Insured),
            6.500% due 05/15/2016 ...........................       1,033,500
1,000,000 Carbon County, Industrial Development
            Authority, (Panther Creek Partners), AMT,
            6.650% due 05/01/2010 ...........................       1,021,360
1,150,000 Lehigh County, General Purpose Authority,
            Hospital Lehigh Valley Health Network,
            Series C, (MBIA Insured),
            5.000% due 07/01/2028 ...........................       1,053,872
4,000,000 Pennsylvania Higher Education Revenue,
            Assistance Agency, Student Loan, Residual
            Interest Bond, AMT, (AMBAC Insured),
            9.693% due 09/01/2026+ ..........................       4,540,000
          Pennsylvania State Turnpike, Community Oil
          Franchise Tax Revenue, (AMBAC Insured):
2,250,000  Series A,
            4.750% due 12/01/2027 ...........................       2,009,835
1,750,000  Series B,
            4.750% due 12/01/2027 ...........................       1,563,205
  425,000 Pennsylvania State, GO, Second Series,
            5.000% due 08/01/2002 ...........................         433,985
          Philadelphia, Gas Works Revenue, Second
          Series, (FSA Insured):
1,000,000  5.000% due 07/01/2029 ............................         930,760
2,500,000  5.250% due 07/01/2029 ............................       2,426,475
2,500,000 Philadelphia, GO, (FSA Insured),
            5.000% due 03/15/2028 ...........................       2,338,400
2,000,000 Philadelphia, Parking Authority Revenue,
            Series A, (AMBAC Insured),
            5.250% due 02/15/2029 ...........................       1,947,080
                                                                -------------
                                                                   20,432,367
                                                                -------------
 SOUTH CAROLINA - 0.9%
1,000,000 Charleston County, Health Facilities Revenue,
            First Mortgage, (Episcopal Church),
            Series A,
            5.400% due 04/01/2004 ...........................         992,200
1,375,000 Lancaster County, School District, GO,
            (FSA Insured),
            4.750% due 03/01/2019 ...........................       1,274,116
                                                                -------------
                                                                    2,266,316
                                                                -------------
 TENNESSEE - 1.4%
1,000,000 Johnson City, Health & Educational Facility
            Board, Hospital Revenue, First Mortgage
            Mountain States Health, Series A,
            7.500% due 07/01/2033 ...........................         993,830
2,625,000 Tennessee, Housing Development Agency,
            Homeownership Program, Series 2A, AMT,
            5.700% due 07/01/2031 ...........................       2,641,905
                                                                -------------
                                                                    3,635,735
                                                                -------------
    TEXAS - 5.7%
  415,000 Brazos, Higher Educational Facilities Authority,
            Series C-2, AMT,
            7.100% due 11/01/2004 ...........................         444,419
1,000,000 Corpus Christi, Certificates of Obligation, GO
            (FSA Insured), 5.750% due 03/01/2018 ............       1,039,900
3,500,000 Harris County, COP,
            4.500% due 10/01/2023 ...........................       2,987,390
1,000,000 Harris County, Health Facilities Development
            Authority Revenue, (Memorial Hermann Healthcare),
            Series A, 6.375% due 06/01/2029*** ..............       1,002,300
1,000,000 Houston, Refunding Public Improvement, GO,
            (FSA Insured), 5.750% due 03/01/2015 ............       1,051,140
1,000,000 Houston, Hotel Occupancy Tax & Special Revenue,
            Convention & Entertainment, Series B,
            (AMBAC Insured), 5.750% due 09/01/2015*** .......       1,051,230
2,000,000 Houston, Independent School District, Maintenance
            Tax Notes, GO, (FSA Insured),
            5.000% due 07/15/2020*** ........................       1,896,900
2,050,000 Houston, Water & Sewer System Revenue, Jr.
            Lien, Series C, (FGIC Insured),
            5.375% due 12/01/2027 ...........................       2,014,310
1,100,000 Metro Health Facilities Development Corporation,
            Wilson N. Jones Memorial Hospital Project,
            7.200% due 01/01/2021 ...........................       1,092,982
1,925,000 Round Rock, Independent School District,
            GO, PSF-GTD, 4.500% due 08/01/2019 ..............       1,697,773
  164,000 Texas, Higher Education Coordinating Board,
            Student Loan, AMT,
            7.700% due 10/01/2025 ...........................         167,915
                                                                -------------
                                                                   14,446,259
                                                                -------------
    VIRGINIA - 1.5%
1,000,000 Pocahontas Parkway Association, Virginia Toll
            Road Revenue, Series A,
            5.000% due 08/15/2005 ...........................         970,450
          Richmond, GO, (FSA Insured):
  600,000  5.125% due 01/15/2008 ............................         632,298
1,000,000  5.250% due 01/15/2009 ............................       1,061,370
1,000,000  5.500% due 01/15/2010 ............................       1,078,420
                                                                -------------
                                                                    3,742,538
                                                                -------------
    WASHINGTON - 8.4%
2,500,000 Energy Northwest, Washington Electric
            Revenue, Project Number 3, Series A ,
            (FSA Insured),
            5.500% due 07/01/2017 ...........................       2,544,700
4,500,000 King County, School District #415 Kent, GO,
            Series C,
            6.300% due 12/01/2008 ...........................       5,044,680
  950,000 Port Anacortes, Revenue Bond, Series A,
            AMT, 5.125% due 09/01/2009 ......................         924,502
1,000,000 Seattle, Washington Municipal Light & Power
            Revenue, (FSA Insured),
            5.500% due 03/01/2016 ...........................       1,021,640
  785,000 University of Washington Revenue Bond,
            Unrefunded, (MBIA Insured),
            7.000% due 12/01/2021 ...........................         814,116
          Washington State, GO:
3,000,000  Series B & AT-7,
            6.400% due 06/01/2017 ...........................       3,422,610
  130,000  Series B, (Pre-refunded to 05/01/2004)
            5.000% due 05/01/2017 ...........................         134,780
7,440,000  Series B, Unrefunded Balance,
            5.000% due 05/01/2017 ...........................       7,181,758
                                                                -------------
                                                                   21,088,786
                                                                -------------
    WEST VIRGINIA - 1.3%
2,500,000 Harrison County, Solid Waste Disposal,
            (Monongahela Power), Series A, AMT,
            (MBIA Insured),
            6.875% due 04/15/2022 ...........................       2,611,250
  750,000  South Charleston, IDR, (Union Carbide Project),
            Series A, AMT,
            8.000% due 08/01/2020 ...........................         766,253
                                                                -------------
                                                                    3,377,503
                                                                -------------
    WISCONSIN - 1.2%
  750,000 Madison, IDR, (Madison Gas & Electric
            Company), (Project A), AMT,
            6.750% due 04/01/2027 ...........................         780,397
          Wisconsin, Health & Educational Facilities
          Authority Revenue:
  330,000  (Kenosha Hospital & Medical Center),
            5.625% due 05/15/2029 ...........................         291,607
1,000,000 (Waukesha Memorial Hospital), Series A,
            (AMBAC Insured),
            7.125% due 08/15/2007 ...........................       1,022,940
1,000,000 Wisconsin, Housing & Economic
            Development Authority, Home Ownership
            Revenue, Series F, AMT,
            5.250% due 07/01/2029 ...........................         938,510
                                                                -------------
                                                                    3,033,454
                                                                -------------
            Total Municipal Bonds and Notes
            (Cost $233,833,913) .............................     249,176,687
                                                                -------------
 SHORT-TERM MUNICIPAL BONDS - 2.1%
1,500,000 Cuyahoga County, Ohio, Hospital Improvement
            Revenue Bonds, University Hospital of
            Cleveland,
            4.300% due 01/01/2016++ .........................       1,500,000
1,600,000 Los Angeles, California, Regional Airport
            Improvement, Lease Revenue, L.A .................
            International Two,
            4.350% due 12/01/2025++ .........................       1,600,000
 800,000  New York City, GO, Subseries A,
            4.200% due 08/01/2017++ .........................         800,000
 600,000  New York City, Municipal Water Finance
            Authority, Water & Sewer Systems
            Revenue, Series C, (FGIC Insured),
            4.200% due 06/15/2023++ .........................         600,000
 900,000  Port Authority New York & New Jersey,
            Special Obligations Revenue, Versatile
            Structure Obligation, Series 2,
            4.150% due 05/01/2019++ .........................         900,000
                                                                -------------
            Total Short-Term Municipal Bonds
            (Cost $5,400,000) ...............................       5,400,000
                                                                -------------
TOTAL INVESTMENTS (Cost $239,233,913*) ............... 100.9%     254,576,687
OTHER ASSETS AND LIABILITIES (NET)....................  (0.9)      (2,381,449)
                                                                -------------
NET ASSETS ........................................... 100.0%   $ 252,195,238
                                                       =====    =============

-----------------
  * Aggregate cost for federal tax purposes.
 ** Security pledged as collateral for when-issued securities.
*** Security purchased on when-issued basis (note 2).
  + Floating rate note. The interest rate shown reflects the rate in effect at April 30, 2001.
 ++ Variable rate demand notes payable upon demand not more than five business days' notice. The interest rate shown reflects the rate in effect at April 30, 2001.
+++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Tax-Exempt Bond Fund had the following industry concentrations greater than 10% at April 30, 2001 (as a percentage of net assets):

            General Purpose   21.2%
            Retail Utility    14.0%
            Health Care       10.3%

Tax-Exempt Bond Fund had the following insurance concentrations greater than 10% at April 30, 2001 (as a percentage of net assets):

            MBIA         22.9%


--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
   ACA     -- American Capital Access
   AMBAC   -- American Municipal Bond Assurance Corporation
   AMT     -- Alternative Minimum Tax
   COP     -- Certificates of Participation ETM -- Escrowed to Maturity
   FGIC    -- Federal Guaranty Insurance Corporation
   FSA     -- Financial Security Assurance
   GNMA    -- Government National Mortgage Association
   GO      -- General Obligation Bonds
   IDR     -- Industrial Development Revenue
   LOC     -- Letter of Credit
   MBIA    -- Municipal Bond Investors Assurance
   MFHR    -- Multi-family Housing Revenue
   PCR     -- Pollution Control Revenue
   PSF-GTD -- Permanent School Fund Guaranteed
   VHA     -- Veterans Housing Authority
--------------------------------------------------------------------------------

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

CALIFORNIA
MUNICIPAL FUND

APRIL 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                              VALUE
---------                                                            -----
NOTES - 93.6%
    CALIFORNIA - 92.2%
           Abag, Financing Authority for Nonprofit
           Corporation, COP:
$1,100,000   (Episcopal Homes Foundation),
             5.000% due .....................................   $   1,109,504
           (O'Connor Woods Obligation Group), (ACA Insured):
 1,000,000  5.400% due 11/01/2009 ...........................       1,031,970
 2,530,000  5.700% due 11/01/2013 ...........................       2,593,705
 1,500,000  6.200% due 11/01/2029 ...........................       1,545,870
 1,000,000 Abag, Financing Authority for Nonprofit
              Corporation, MFHR, (Archstone Redwood), Series A,
              5.300% due 10/01/2008 .........................       1,002,450
 5,360,000 Alhambra, Improvement Board Act of 1915,
              Assessment District No. 1, Public Works,
              (MBIA Insured),
              6.125% due 09/02/2018** .......................       5,580,242
 2,550,000 Alta Loma, School District, Capital
              Appreciation, Series A, (FGIC Insured),
              Zero coupon due 08/01/2022 ....................         777,903
 2,000,000 Anaheim, Public Financing Authority, Tax
              Allocation Revenue, (Inverse Floater),
              (MBIA Insured),
              8.770% due 12/28/2018+ ........................       2,497,500
 2,000,000 Barstow Redevelopment Agency, Central
             Redevelopment, Tax Allocation, Series A,
             (MBIA Insured),
             7.000% due 09/01/2014 ..........................       2,437,300
 2,500,000 Bay Area Government Association, Bay Area
             Rapid Transit, Federal Transit Authority
             Capital Grant, Series A, (AMBAC Insured),
             4.875% due 06/15/2009 ..........................       2,538,200
           California Community College Financing
           Authority Lease Revenue, (MBIA Insured):
 2,875,000   (San Diego Community College), Series B,
             5.000% due 12/01/2020 ..........................       2,782,454
 2,000,000  Series A,
             4.625% due 10/01/2019** ........................       1,832,040
           California Educational Facilities Authority
           Revenue:
 1,650,000   (College of Osteopathic Medicine),
             (Pre-refunded to 06/01/2003),
             7.500% due 06/01/2018 ..........................       1,799,572
 2,485,000  (Heald College),
             5.450% due 02/15/2022 ..........................       2,340,174
 1,000,000  (Pooled College & University), Series B,
             6.625% due 06/01/2020 ..........................       1,059,130
           California Housing Finance Agency, Home
           Mortgage, AMT:
   500,000   (Multi-family Housing II), Series C,
             6.875% due 08/01/2024 ..........................         516,085
1,000,000    (Multi-family Housing III), Series B,
             (FHA Collateral), (MBIA Insured),
             6.000% due 08/01/2016 ..........................       1,049,120
           California Housing Finance Agency, Home
           Ownership & Improvement Revenue:
   175,000 Series B, AMT, (MBIA Insured),
             5.200% due 08/01/2026 ..........................         176,006
 5,010,000 Series C, AMT, (FHA Collateral),
             6.650% due 08/01/2014** ........................       5,253,736
 4,990,000 Series D, AMT, (FHA/VA Collateral),
             Zero coupon due 02/01/2019 .....................       1,780,532
   665,000 Series D, AMT, (MBIA Insured),
             6.300% due 08/01/2014 ..........................         699,168
 2,630,000 Series F, AMT, (MBIA Insured),
             6.800% due 08/01/2014 ..........................       2,814,626
 1,060,000 Series F1, AMT, (AMBAC Insured),
             6.500% due 02/01/2008 ..........................       1,104,721
 3,855,000 California Infrastructure & Economic
             Development Bank Revenue,
             (MBIA Insured),
             5.500% due 06/01/2017 ..........................       3,979,208
           California Pollution Control Financing
           Authority, PCR:
 2,500,000  (San Diego Gas and Electric), Series A,
             AMT, (AMBAC Insured),
             5.850% due 06/01/2021 ..........................       2,520,125
 2,000,000  (Southern California Edison Company):
             Series B, (MBIA Insured),
             5.450% due 09/01/2029 ..........................       1,981,320
13,250,000   (Southern California Edison Company):
             Series B, AMT, (AMBAC Insured),
             6.400% due 12/01/2024** ........................      13,567,735
 5,000,000   (Waste Management), Series A, AMT,
             7.150% due 02/01/2011** ........................       5,158,600
 3,100,000   (Waste Removal Systems), Series A, AMT,
             7.100% due 11/01/2009 ..........................       3,138,533
 2,250,000 California Resource Efficiency Financing
             Authority Revenue, Resource Effeciency
             Program, (AMBAC Insured),
             6.000% due 07/01/2017 ..........................       2,401,020
   950,000 California Rural Home Mortgage Finance
             Authority, SFMR, Mortgage-Backed
             Securities, Series A-2, AMT,
             (GNMA Collateral),
             7.950% due 12/01/2024 ..........................       1,033,172
11,320,000 California State Department of Transportation,
             COP, Series A, (MBIA Insured),
             5.250% due 03/01/2016 ..........................      11,504,516
           California State For Previous Veterans:
 2,000,000  Series A, (AMBAC Insured),
             5.400% due 12/01/2018*** .......................       1,999,220
           Series B, AMT:
 2,000,000    4.900% due 12/01/2011 .........................       1,979,580
 2,510,000    5.000% due 12/01/2012 .........................       2,487,059
 2,000,000    5.450% due 12/01/2017 .........................       1,970,080
 2,000,000    5.700% due 12/01/2032 .........................       1,982,520
           California State Public Works Board Lease
           Revenue:
 1,000,000   (California Community Colleges), Series A,
             5.000% due 12/01/2017 ..........................         961,250
 3,000,000   (California State University), Series C,
             5.400% due 10/01/2022 ..........................       2,971,680
 2,000,000   (Department of Corrections), Series B,
             5.250% due 01/01/2012 ..........................       2,051,640
           California State, GO:
 4,430,000   5.500% due 06/01/2025 ..........................       4,453,346
 2,000,000   (FGIC Insured),
             4.500% due 12/01/2021 ..........................       1,757,080
 3,700,000   (FSA Insured),
             4.500% due 10/01/2008 ..........................       3,752,318
           California Statewide Communities
           Development Authority Revenue:
 1,000,000 Multi-family, (Housing Equity Residential),
             Series B,
             5.200% due 06/15/2001 ..........................       1,007,850
 3,300,000 Multi-family, (Housing Equity Residential),
             Series C,
             5.200% due 06/15/2009 ..........................       3,325,905
 3,000,000 California Statewide Communities
             Development Authority, COP, (Cedars-Sinai
             Medical Center), (MBIA Insured),
             6.500% due 08/01/2012 ..........................       3,417,270
 6,115,000 Carson, Improvement Board Act of 1915, GO,
             7.375% due 09/02/2022** ........................       6,429,128
 1,000,000 Chino Valley, Unified School District, COP,
             Series A, (FSA Insured),
             5.250% due 09/01/2014 ..........................       1,035,820
 4,675,000 Chula Vista, IDR, (San Diego Gas and Electric),
             Series A, AMT, (AMBAC Insured),
             6.400% due 12/01/2027** ........................       4,850,780
 2,845,000 Chula Vista, Redevelopment Agency, Tax
             Allocation Revenue,
             8.625% due 09/01/2024 ..........................       3,381,709
 2,000,000 Coachella, Redevelopment Agency, Tax
             Allocation Revenue, (Project Area No. 3),
             5.875% due 12/01/2028 ..........................       1,955,820
 2,500,000 Cucamonga, County Water District, COP,
             (FGIC Insured),
             5.250% due 09/01/2025 ..........................       2,474,400
 1,500,000 Culver City, Redevelopment Finance
             Authority Revenue, Tax Allocation, Series B,
             6.250% due 11/01/2025 ..........................       1,514,910
 1,720,000 Davis, Public Facilities Finance Authority,
             Mace Ranch Area, Series A,
             6.600% due 09/01/2025 ..........................       1,770,946
 3,130,000 Delano, COP, Series A, (Pre-refunded to 01/01/2003),
             9.250% due 01/01/2022 ..........................       3,501,625
 1,200,000 Duarte, Unified School District, Capital
             Appreciation, GO, Series B, (FSA Insured),
             Zero coupon due 11/01/2024 .....................         320,628
 3,000,000 East Bay, Municipal Utilities District, Special
             District No. 1, GO, Series E,
             (MBIA Insured),
             5.000% due 04/01/2015 ..........................       3,001,230
 3,500,000 East Bay, Municipal Utilities District, Water
             System Revenue, (MBIA Insured),
             4.750% due 06/01/2028 ..........................       3,162,845
 1,985,000 El Cajon, COP, (Helix View Nursing Hospital),
             Limited Obligation, Series 1990, AMT,
             (FHA Collateral),
             7.750% due 02/01/2029 ..........................       1,987,481
           Escondido, Unified High School District,
           Capital Appreciation, (MBIA Insured):
 3,715,000 Zero coupon due 05/01/2020 .......................       1,293,191
 3,655,000 Zero coupon due 11/01/2020........................       1,237,473
 4,395,000 Fairfield, Housing Authority Mortgage
             Revenue, (Creekside Estates Project),
             (Pre-refunded to 08/01/2002),
             7.875% due 02/01/2015**,+++ ....................       4,715,747
 2,215,000 Fairfield, Housing Authority Revenue,
             (Creekside Estates Mobile Homes),
             5.625% due 09/01/2023** ........................       2,059,374
 1,000,000 Fontana, Redevelopment Agency Tax Allocation,
             (Southwest Industrial Park Project),
             (MBIA Insured),
             5.200% due 09/01/2030 ..........................         975,970
           Foothill Eastern Transportation Corridor
           Agency, Toll Road Revenue, ETM:
 9,000,000 Zero coupon due 01/15/2026 .......................       5,222,790
20,000,000 Zero coupon due 01/15/2030 .......................       3,174,600
10,000,000 Zero coupon due 01/15/2032 .......................       1,396,300
10,000,000 Zero coupon due 01/15/2033 .......................       1,305,600
10,000,000 Zero coupon due 01/15/2034 .......................       1,224,400
10,000,000 Zero coupon due 01/15/2036 .......................       1,071,400
10,000,000 Zero coupon due 01/15/2037 .......................       1,001,900
10,000,000 Zero coupon due 01/15/2038 .......................         937,000
 4,000,000 5.750% due 01/15/2040 ............................       3,835,360
 5,000,000 Series A,
             Zero coupon due 01/01/2008 .....................       4,559,700
           Golden West Schools Financing Authority,
           (School District Refinancing Program),
           Series A, (MBIA Insured):
 1,215,000 Zero coupon due 08/01/2016 .......................        525,755
 1,580,000 Zero coupon due 02/01/2017 .......................        652,287
           Hacienda, Los Angeles Puente, Unified School
           District, Capital Appreciation, Series A,
           (MBIA Insured):
 1,825,000   Zero coupon due 08/01/2016 .....................        815,081
 1,750,000   Zero coupon due 08/01/2017 .....................        729,715
 2,000,000   Zero coupon due 08/01/2018 .....................        781,040
           Hi Desert, Members Health Care, District
           Revenue Bonds:
 2,250,000   5.500% due 10/01/2015 ..........................      2,035,665
 1,175,000   5.500% due 10/01/2019 ..........................      1,032,743
 2,000,000 Huntington Park, Public Financing Authority
             Lease Revenue, (Waste Water System Project),
             6.200% due 10/01/2025 ..........................       2,037,260
 1,000,000 Irvine, Meadows Mobile Home Park Revenue,
             Series A, (GNMA Collateral),
             5.700% due 03/01/2018 ..........................         967,360
 1,175,000 Kings County, Waste Management Authority,
             Solid Waste Revenue, AMT,
             7.200% due 10/01/2014 ..........................       1,262,690
 3,625,000 La Habra, COP, Park La Habra & Viewpark,
             Series A, (FSA Insured),
             4.800% due 09/01/2022 ..........................       3,315,570
 1,500,000 La Verne, Public Financing Authority, Capital
             Improvement,
             7.250% due 09/01/2026 ..........................       1,608,735
 2,000,000 Lake Elsinore, Public Financing Authority,
             Local Agency Revenue, Series G,
             5.800% due 09/02/2015 ..........................       1,997,320
 1,070,000 Larkspur, School District, Capital Appreciation,
             Series A, (FGIC Insured),
             Zero coupon due 08/01/2019 .....................         392,883
 2,000,000 Long Beach, Finance Authority Lease Revenue,
             (Aquarium of the South Pacific),
             (AMBAC Insured),
             5.250% due 11/01/2030 ..........................       1,957,420
 2,555,000 Long Beach, Habor Revenue, Series A, AMT,
             (FGIC Insured),
             5.250% due 05/15/2018 ..........................       2,539,287
 2,000,000 Long Beach, Special Tax, Community
             Facilities District No. 5, (Towne Center),
             6.875% due 10/01/2025*** .......................       2,073,180
 1,425,000 Los Angeles, Community Redevelopment
             Agency, Community Redevelopment
             Financing Authority Revenue,
             (Grand Central Square), MFHR, Series A, AMT,
             5.850% due 12/01/2026 ..........................       1,305,186
           Los Angeles, Community Redevelopment
           Agency, Parking Systems Revenue, (Cinerama Dome
           Public Parking Project), (ACA Insured):
 1,000,000   5.500% due 07/01/2016 ..........................         980,280
 1,000,000   5.500% due 07/01/2017 ..........................         973,310
   500,000   5.600% due 07/01/2018 ..........................         488,800
 1,490,000 Los Angeles, Community Redevelopment
             Agency, Series C, AMT, (AMBAC Insured),
             6.750% due 07/01/2014 ..........................       1,569,775
 2,500,000 Los Angeles, Community Redevelopment
             Agency, Tax Allocation, (North Hollywood
             Project), Series E, (MBIA Insured),
             5.400% due 07/01/2024 ..........................       2,513,350
           Los Angeles, Department Airports Revenue,
           (Ontario International Airport), Series A,
           AMT, (FGIC Insured):
 2,205,000   5.600% due 05/15/2007 ..........................       2,349,891
 2,575,000   5.700% due 05/15/2008 ..........................       2,740,109
           Los Angeles, GO, Series A:
 1,000,000   5.000% due 09/01/2015 ..........................       1,001,780
 1,000,000   (FGIC Insured),
             5.000% due 09/01/2016 ..........................       1,000,300
   170,000 Los Angeles, Home Mortgage Revenue,
             (Mortgage-Backed Security Project),
             (GNMA Collateral),
             8.100% due 05/01/2017 ..........................         174,648
           Los Angeles, MFHR, AMT, (GNMA Collateral):
 3,000,000   (Park Parthenia Project),
             7.400% due 01/20/2022 ..........................       3,037,830
 1,000,000   (Ridgecroft Apartments Project), Series E,
             6.250% due 09/20/2039 ..........................       1,034,800
   365,000 Los Angeles, SFHR, Series B, (GNMA
             Collateral),
             7.600% due 08/01/2016 ..........................         383,170
           Los Angeles, Water & Power Revenue, Power Systems:
 7,500,000 Series A-A-1,
             5.000% due 07/01/2024 ..........................       7,081,875
 5,000,000 Series A-A-1 (MBIA Insured),
             5.250% due 07/01/2013 ..........................       5,193,300
           Series A-A-3:
 1,705,000   5.250% due 07/01/2018 ..........................       1,709,075
 3,000,000   5.250% due 07/01/2019 ..........................       3,003,120
 3,000,000   5.375% due 07/01/2020 ..........................       3,013,170
 1,000,000 Los Angeles County, COP, (Master Refunding
             Project), (Inverse Floater), (Pre-refunded to
             05/01/2001),
             9.330% due 06/01/2015+ .........................       1,040,000
10,000,000 Los Angeles County, Metropolitan
             Transportation Authority, Sales Tax
             Revenue, First Tier Properties, Series A,
             (AMBAC Insured),
             5.000% due 07/01/2023 ..........................       9,516,800
           Los Angeles County, Residual Interest Bond, COP:
 1,880,000   (Edmund D Edlman Children's Centers),
             (AMBAC Insured),
             6.000% due 04/01/2012 ..........................       1,950,312
 1,220,000   (Pension Obligation), (MBIA Insured),
             6.900% due 06/30/2008 ..........................       1,409,771
 2,180,000 Los Angeles County, School Regionalized}
             Business Services, COP, Series A,
             (AMBAC Insured), Zero coupon
             due 08/01/2022 .................................         656,834
 1,405,000 Los Gatos-Saratoga, Joint Unified High School
             District, lection of 1998, Series B,
             5.750% due 12/01/2021 ..........................       1,469,096
15,000,000 Metropolitan Water District, Southern California
             Waterworks Revenue, Series A,
             4.750% due 07/01/2022 ..........................      13,707,150
 1,030,000 Murrieta, COP, (Police Facilities Project),
             (FSA Insured),
             4.600% due 03/01/2016 ..........................         974,843
 2,785,000 Needles, Public Utilities Authority Revenue,
             (Utilities System Acquisition Project), Series A,
             6.500% due 02/01/2022 ..........................       2,754,950
 3,500,000 Novato, Special Tax Revenue, (Community
             Facilities District),
             7.200% due 08/01/2015** ........................       3,729,705
 2,000,000 Oakland, Revenue Bonds, (YMCA East Bay Project),
             7.100% due 06/01/2010 ..........................       2,156,740
           Oakland, Unified School District:
 2,645,000  7.000% due 11/15/2011+++ ........................       3,041,353
 3,445,000  COP, Energy Retrofit,
             6.750% due 11/15/2014+++ .......................       3,984,694
 1,000,000 Oceanside, COP, (Oceanside Civic Center
             Project), (MBIA Insured),
             6.000% due 08/01/2008 ..........................       1,104,560
 4,000,000 Orange County, COP, Series A,
             (MBIA Insured),
             5.800% due 07/01/2016 ..........................       4,197,120
 4,500,000 Palm Desert, Financing Authority, Tax
             Allocation Revenue, (Inverse Floater),
             (MBIA Insured),
             8.765% due 05/03/2001+,** ......................       4,918,545
 1,150,000 Palm Springs, Financing Authority, (Convention
             Center Project), Series A,
             (MBIA Insured),
             6.750% due 11/01/2021 ..........................       1,187,053
           Pomona, Public Financing Authority Revenue,
           Merged Redevelopment Project, Series AD,
           (MBIA Insured):
 5,000,000  5.000% due 02/01/2021*** ........................       4,832,150
 5,000,000  5.000% due 02/01/2027*** ........................       4,752,450
           Port Oakland, (Mitsu Osk Lines Ltd.), Series A,
           AMT:
 3,030,000  6.750% due 01/01/2012 ...........................       3,158,593
 2,300,000  6.800% due 01/01/2019 ...........................       2,324,426
 5,000,000 Port Oakland, GO, Airport and Marina
             Improvement Revenue, Series K,
             (FGIC Insured),
             5.750% due 11/01/2029 ..........................       5,183,000
 2,750,000 Redding, Electrical Systems Revenue, COP,
             (Inverse Floater), (MBIA Insured),
             9.156% due 07/01/2022+ .........................       3,399,688
 1,000,000 Redondo Beach, Public Financing Authority
             Revenue, (South Bay Center Redevelopment
             Project),
             7.125% due 07/01/2026 ..........................       1,075,320
           Riverside County, Public Financing Authority
           Revenue, COP:
 1,500,000    5.750% due 05/15/2019 ..........................       1,424,145
 2,100,000    5.800% due 05/15/2029 ..........................       1,957,326
 1,500,000 Riverside, Unified School District, Special
             Tax Community Facilities District No. 2,
             Series A,
             7.250% due 09/01/2018 ..........................       1,604,850
           Rocklin, Unified School District, (FGIC Insured):
 1,030,000   Zero coupon due 08/01/2014 .....................         508,666
 1,210,000   Zero coupon due 08/01/2016 .....................         524,596
 1,255,000   Zero coupon due 08/01/2017 .....................         507,020
 1,360,000   Zero coupon due 08/01/2019 .....................         482,814
 1,415,000   Zero coupon due 08/01/2020 .....................         469,327
 1,225,000   Zero coupon due 08/01/2023 .....................         338,443
           Rohnert Park, Community Development Agency,
           Tax Allocation Revenue, Capital Appreciation,
           (Rohnert Redevelopment), (MBIA Insured):
 1,745,000   Zero coupon due 08/01/2021 .....................         565,136
 1,755,000   Zero coupon due 08/01/2023 .....................         505,212
 1,755,000   Zero coupon due 08/01/2025 .....................         448,525
 1,755,000   Zero coupon due 08/01/2027 .....................         399,175
 1,755,000   Zero coupon due 08/01/2029 .....................         355,212
 1,635,000 Rowland, Unified School District, Capital
             Appreciation, Series A, (FSA Insured),
             Zero coupon due 09/01/2017 .....................         677,642
 3,240,000 Sacramento County, Airport System Revenue,
             Series 1989, AMT, (Unrefunded Balance),
             (AMBAC Insured),
             7.000% due 07/01/2020 ..........................       3,255,390
 1,000,000 Sacramento County, COP, Public Facilities
             Project, (AMBAC Insured),
             4.750% due 10/01/2027 ..........................         903,190
   995,000 Salinas, California Improvement Board Act of
             1915, Special Assessment District No. 90-1,
             Series C-185,
             5.400% due 09/02/2012 ..........................       1,006,622
10,000,000 San Bernardino County, COP, Series B,
             (MBIA Insured),
             6.450% due 07/01/2016+,** ......................      10,288,000
           San Bernardino, Redevelopment Agency, Tax
           Allocation, (San Sevaine Redevelopment
           Project), Series A:
 1,000,000  6.900% due 09/01/2018 ...........................       1,050,200
 2,000,000  7.100% due 09/01/2029 ...........................       2,099,240
             1,600,000 San Diego County, COP,
             5.700% due 02/01/2028 ..........................       1,545,567
           San Diego, Redevelopment Agency:
 1,000,000   (Centre City Redevelopment Project),
             Series A,
             6.400% due 09/01/2019 ..........................       1,050,400
 1,155,000   (Southcrest Redevelopment Project),
             6.500% due 10/01/2025 ..........................       1,206,929
 4,000,000 San Diego, Water Authority Revenue, COP,
             Series B, (Inverse Floater), (MBIA Insured),
             8.970% due 05/03/2001 ..........................       4,950,000
 1,000,000 San Dimas, Housing Authority Revenue,
             (Charter Oak Mobile Home Project), Series A,
             (FNMA Collateral),
             5.700% due 07/01/2028 ..........................         939,590
           San Francisco, California Community College
           District, COP:
   385,000   3.600% due 03/01/2003 ..........................         383,329
   395,000   3.750% due 03/01/2004 ..........................         391,994
   630,000   3.800% due 03/01/2005 ..........................         621,766
 2,210,000   5.250% due 03/01/2020 ..........................       2,099,544
 3,000,000 San Francisco, State Building Authority Lease
             Revenue, (San Francisco Civic Center
             Complex), Series A, (AMBAC Insured),
             5.250% due 12/01/2016 ..........................       3,036,330
 2,040,000 San Francisco City and County, International
             Airport Commission Revenue, Second
             Series, Issue 25, AMT, (FSA Insured),
             4.750% due 05/01/2006 ..........................       2,092,469
           San Francisco City and County, MFMR,
           Series A, (FNMA Collateral):
 1,000,000   6.350% due 02/15/2012 ..........................       1,012,000
 1,250,000   6.450% due 02/15/2024 ..........................       1,266,463
           San Francisco City and County, Redevelopment
           Agency, Lease Revenue, Capital Appreciation,
           (George R. Moscone Project):
 2,000,000   Zero coupon due 07/01/2011 .....................       1,201,400
 3,000,000   Zero coupon due 07/01/2013 .....................       1,588,230
 1,000,000 San Jose, MFHR, Sixth & Martha Family
             Apartments, AMT, (FNMA Collateral),
             5.875% due 03/01/2033 ..........................       1,032,700
           San Juan, Unified School District, GO,
           (FSA Insured):
 1,825,000   Zero coupon due 08/01/2020 .....................         627,234
 1,000,000   Zero coupon due 08/01/2021 .....................         323,860
 1,820,000   Zero coupon due 08/01/2022 .....................         555,209
 2,000,000 San Marcos, Public Facilities Authority
             Revenue,
             5.800% due 09/01/2018 ..........................       1,956,440
 3,000,000 Santa Clarita, Community Development Authority,
             7.500% due 11/15/2012 ..........................       3,140,550
 1,500,000 Santa Maria, Joint Unified High School
             District, Series A, (FSA Insured),
             5.250% due 08/01/2025 ..........................       1,484,655
 4,000,000 Santa Monica, Malibu Unified High School
             District, GO,
             5.250% due 08/01/2016 ..........................       4,159,800
 4,765,000 Santa Rosa, Mortgage Revenue, (Channate
             Lodge), (FHA Collateral),
             6.700% due 12/01/2024** ........................       4,979,663
 2,490,000 Simi Valley, Community Development Agency,
             Commonwealth Mortgage Revenue,
             (Sycamore Plaza II),
             6.000% due 09/01/2012+++ .......................       2,624,734
 1,305,000 Stockton, Community Facilities Supplemental
             Tax No 90-1, (Mello Roos-Weston Ranch),
             Series A,
             6.000% due 09/01/2018 ..........................       1,312,947
 4,510,000 Sweetwater, Unified High School District,
             COP, (FSA Insured),
             5.000% due 09/01/2025 ..........................       4,275,706
 2,025,000 Vallejo, Public Financing Authority Revenue,
             Fairgrounds Drive Assessment District,
             5.700% due 09/02/2011 ..........................       2,098,305
                                                                 ------------
                                                                  421,252,620
                                                                 ------------
    GUAM - 0.5%
 2,000,000 Guam Airport Authority Revenue, Series B, AMT,
             6.700% due 10/01/2023 ..........................       2,079,180
                                                                 ------------
    PUERTO RICO - 0.2%
   824,489 Centro de Recaudaciones de Ingresos Municipales,
             COP, 6.850% due 10/17/2003 .....................         838,786
                                                                 ------------
    VIRGIN ISLANDS - 0.7%
           Virgin Islands, Public Finance Authority
           Revenue, Gross Receipts, Tax Loan Note,
           Series A:
 1,000,000   5.625% due 10/01/2010 ..........................       1,049,130
 2,000,000   6.375% due 10/01/2019 ..........................       2,126,680
                                                                 ------------
                                                                    3,175,810
                                                                 ------------
           Total Municipal Bonds and Notes
             (Cost $414,922,764).............................     427,346,396
                                                                 ------------
 SHORT-TERM MUNICIPAL BONDS - 7.3%
           California Health Facilities Finance Authority
           Revenue, (MBIA Insured):
 3,000,000   (Catholic Healthcare), Series B,
             4.050% due 07/01/2016++ ........................   $   3,000,000
 3,400,000   (Scripps Health), Series A,
             3.950% due 10/01/2022++ ........................       3,400,000
           California Statewide Communities
           Development Authority, COP:
 4,985,000   (John Muir/Mt. Diablo Health Center),
             (AMBAC Insured),
             4.200% due 08/15/2027++ ........................       4,985,000
 1,600,000   (North California Retired Officers),
             4.200% due 06/01/2026++ ........................       1,600,000
   700,000 Irvine, Improvement Bond Act of 1915,
             Assessment District No. 89-10,
             4.300% due 09/02/2015++ ........................         700,000
           Irvine Ranch, Water District Revenue:
           Consolidated Bonds:
 2,400,000   4.300% due 10/01/2005++ ........................       2,400,000
 2,700,000   4.300% due 10/01/2010++ ........................       2,700,000
           District Nos. 105, 140, 240 & 250, GO:
 1,600,000   4.250% due 01/01/2021++ ........................       1,600,000
   700,000   4.300% due 04/01/2033++ ........................         700,000
   300,000 Irvine, Improvement Board Act of 1915,
             Limited Obligation, Assessment
             District No. 93-14,
             4.250% due 09/02/2025++ ........................         300,000
 4,900,000 Los Angeles County, Community
             Development , COP, (Willowbrook Project),
             3.950% due 11/01/2015++ ........................       4,900,000
 1,500,000 M-S-R Public Power Agency, California,
             Modesto, Santa Clara, Readjusting
             Sub-Lien, Series F,
             4.300% due 07/01/2022++ ........................       1,500,000
 1,800,000 Orange County, Sanitation Districts 1-3, 5-7
             & 11, COP,
             4.300% due 08/01/2016++ ........................       1,800,000
 3,900,000 Orange County, Water District, COP,
             Project B,
             4.200% due 08/15/2015++ ........................       3,900,000
                                                                 ------------
           Total Short-Term Municipal Bonds
             (Cost $33,485,000) .............................      33,485,000
                                                                 ------------
TOTAL INVESTMENTS (Cost $448,407,764*) ............... 100.9%     460,831,396
OTHER ASSETS AND LIABILITIES (NET)....................  (0.9)      (4,160,376)
                                                                 ------------
NET ASSETS ........................................... 100.0%    $456,671,020
                                                                 ============

----------------------

  * Aggregate cost for federal tax purposes.
 ** Security pledged as collateral for when-issued securities.
*** Security purchased on when-issued basis (note 2).
  + Variable rate security. The interest rate shown reflects the rate in effect at April 30, 2001.
 ++ Variable rate demand notes are payable upon demand not more than one business day's notice. The interest rate shown reflects the rate in effect at April 30, 2001.
+++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

California Municipal Fund had the following industry concentrations greater than 10% at April 30, 2001 (as a percentage of net assets):

            Tax District      12.2%

California Municipal Fund had the following insurance concentrations greater than 10% at April 30, 2001 (as a percentage of net assets):

            MBIA         24.3%
            AMBAC        12.4%

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
   ACA   -- American Capital Access
   AMBAC -- American Municipal Bond Assurance Corporation
   AMT   -- Alternative Minimum Tax
   COP   -- Certificates of Participation
   ETM   -- Escrowed to Maturity
   FGIC  -- Federal Guaranty Insurance Corporation
   FHA   -- Federal Housing Authority
   FNMA  -- Federal National Mortgage Association
   FSA   -- Financial Security Assurance
   GNMA  -- Government National Mortgage Association
   GO    -- General Obligation Bonds
   IDR   -- Industrial Development Revenue
   MBIA  -- Municipal Bond Investors Assurance
   MFHR  -- Multi-family Housing Revenue
   MFMR  -- Multi-family Mortgage Revenue
   PCR   -- Pollution Control Revenue
   SFHR  -- Single Family Housing Revenue
   SFMR  -- Single Family Mortgage Revenue
   VA    -- Veterans' Administration
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

APRIL 30, 2001 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                               VALUE
---------                                                             -----

MUNICIPAL BONDS AND NOTES - 95.2%
    CALIFORNIA - 94.6%
$1,000,000 Abag Financing Authority for Nonprofit
             Corporation, COP, (Episcopal Homes
             Foundation),
             6.250% due 08/15/2030 ..........................   $   1,035,350
           Alameda County:
 1,000,000 COP, (Santa Rita Jail Project),
             (MBIA Insured),
             5.375% due 06/01/2009 ..........................       1,070,260
 1,000,000 Public Financing Authority Revenue,
             5.000% due 09/02/2008 ..........................       1,000,240
   500,000 California Educational Facilities, Financing
             Authority Revenue, University of San Diego,
             (AMBAC Insured),
             Zero coupon due 10/01/2009 .....................         338,560
 1,000,000 California Health Facilities, Financing
             Authority Revenue, (Catholic Health
             Corporation), Series A, (AMBAC Insured),
             5.875% due 07/01/2009 ..........................       1,071,650
           California Housing Finance Agency Revenue:
 1,545,000 Home Mortgage, Series B1, AMT,
             (AMBAC Insured),
             6.200% due 02/01/2007 ..........................       1,586,313
           Home Mortgage, Series L, AMT,
           (MBIA Insured):
   330,000   5.000% due 08/01/2008 ..........................         344,870
   500,000   5.100% due 02/01/2009 ..........................         523,950
           Home Mortgage, Series N, AMT,
           (AMBAC Insured):
 1,000,000   5.000% due 08/01/2008 ..........................       1,041,890
 1,000,000   5.100% due 02/01/2009 ..........................       1,044,560
   445,000   Series E, (MBIA Insured),
             6.050% due 08/01/2006 ..........................         457,500
   450,000 SFMR, Series D1,
             4.750% due 08/01/2009 ..........................         468,927
           California State Public Works Board Lease
           Revenue, (AMBAC Insured):
 1,000,000 Community Colleges, Series A,
             5.250% due 12/01/2012 ..........................       1,042,070
 2,000,000 Department of Corrections, Series A,
             5.250% due 06/01/2012 ..........................       2,102,060
 1,000,000 Regents University, Series A,
             5.250% due 06/01/2014 ..........................       1,041,830
           California State, GO:
 1,000,000 Veterans Bonds, Series BL, AMT,
             4.950% due 12/01/2007 ..........................       1,016,530
 1,000,000   (FGIC Insured),
             6.200% due 09/01/2005 ..........................       1,088,340
 1,000,000   (FSA Insured),
             4.500% due 10/01/2008 ..........................       1,014,140
 1,600,000 California Statewide Community Development
             Authority, Children's Hospital of Los Angeles,
             COP, (MBIA Insured),
             6.000% due 06/01/2007 ..........................       1,751,840
 1,000,000 Castaic Lake, Water Agency, COP, (Water
             Systems Improvement Project), Series A,
             (MBIA Insured),
             5.600% due 08/01/2005 ..........................       1,066,650
 1,240,000 Chino Valley, Unified School District, COP,
             Series A, (FSA Insured),
             5.250% due 09/01/2013 ..........................       1,295,440
1,455,000 Corona, Unified School District, Capital
             Appreciation, Series B, (FSA Insured),
             Zero coupon due 09/01/2014 .....................         727,558
           Foothill Eastern Transportation Corridor
           Agency, Toll Road Revenue:
 1,000,000   (MBIA Insured),
             4.375% due 01/15/2007 ..........................       1,015,090
 1,000,000 Capital Appreciation, Sr. Lien, Series A,
             Zero coupon due 01/01/2004 .....................         900,730
   685,000 Golden West Schools, Financing Authority,
             Series A, (MBIA Insured),
             5.650% due 02/01/2012 ..........................         746,938
           Hanford, Joint Union High School District, Capital
           Appreciation, Series B, (MBIA Insured):
   675,000   Zero coupon due 08/01/2008 .....................         486,553
   745,000   Zero coupon due 08/01/2012 .....................         427,138
   745,000   Zero coupon due 08/01/2013 .....................         401,711
   755,000   Zero coupon due 08/01/2014 .....................         382,121
 1,500,000 Huntington Beach, Huntington Village Apartments,
             MFHR, Series A, AMT, (FNMA Collateral),
             4.800% due 09/01/2007 ..........................       1,500,675
 1,000,000 Inland Empire Solid Waste Financing Authority
             Revenue, (Landfill Improvement Financing
             Project), Series B, AMT, (FSA Insured),
             6.000% due 02/01/2006 ..........................       1,085,940
   900,000 Larkspur, School District, Capital Appreciation,
             Series A, (FGIC Insured),
             Zero coupon due 08/01/2014 .....................         455,508
   720,000 Los Angeles, Community Redevelopment
             Agency, MFHR, (AMBAC Insured),
             6.000% due 07/01/2004 ..........................         738,684
           Los Angeles, Water & Power Revenue, Series A-A-3,
           (MBIA Insured):
 1,500,000   4.375% due 07/01/2012 ..........................       1,461,105
 1,000,000   4.500% due 07/01/2013 ..........................         974,780
 1,250,000 Los Angeles County, Capital Asset Leasing
             Corporation, Leasehold Revenue,
             (AMBAC Insured),
             6.000% due 12/01/2006 ..........................       1,368,425
1,000,000 Los Angeles County, Metropolitan
             Transportation Authority, Sales Tax Revenue
             Bond, Proposition C 2nd, Senior Series A,
             (AMBAC Insured),
             5.600% due 07/01/2011 ..........................       1,057,660
           Los Angeles County, Schools Regionalized
           Business Services, Capital Appreciation,
           COP, (AMBAC Insured):
           Series A:
 1,670,000   Zero coupon due 08/01/2008 .....................       1,198,659
 1,980,000   Zero coupon due 08/01/2012 .....................       1,127,768
   600,000   Series C,
             4.400% due 11/01/2006 ..........................         601,374
 1,000,000 Los Angeles County, Unified School District,
             COP, Series B, (MBIA Insured),
             5.250% due 10/01/2005 ..........................       1,057,820
   374,000 Modesto, Mortgage Revenue Bonds, (GNMA Collateral),
             5.875% due 12/01/2004 ..........................         382,695
   205,000 Oakland, Improvement Board Act of 1915,
             Medical Hill Parking, Assessment District #3,
             (MBIA Insured),
             6.000% due 09/02/2004 ..........................         213,024
           Paramount, Redevelopment Agency Tax Allocation,
           (Redevelopment Project Area #1), (MBIA Insured):
 1,610,000  6.100% due 08/01/2006 ..........................        1,726,677
 1,700,000  6.100% due 08/01/2007 ..........................        1,823,200
 1,020,000 Redondo Beach, Public Financing Authority
             Revenue, (South Bay Center Redevelopment
             Project),
             6.750% due 07/01/2006 ..........................       1,079,221
 1,300,000 Sacramento, Municipal Utility District,
             Electric Revenue, (AMBAC Insured),
             5.500% due 05/15/2007 ..........................       1,357,772
 1,000,000 San Diego, Unified School District, Capital
             Appreciation, Series A, (FGIC Insured),
             Zero coupon due 07/01/2012 .....................         576,340
           San Francisco City & County, Airport Community
           International Airport Revenue:
 2,485,000 Second Series - Issue 18A, AMT, (MBIA Insured),
             6.000% due 05/01/2006 ..........................       2,685,515
           Second Series - Issue 22, AMT,
           (AMBAC Insured):
 1,705,000   6.000% due 05/01/2006 ..........................       1,842,576
 1,000,000   6.000% due 05/01/2008 ..........................       1,092,070
   690,000 Second Series - Issue 23A, AMT, (FGIC Insured),
             5.500% due 05/01/2005 ..........................         727,281
 1,000,000 San Joaquin Hills, Transportation Corridor
             Agency, Toll Road Revenue, Jr. Lien
             Revenue Board,
             Zero coupon due 01/01/2009 .....................         703,160
 1,900,000 San Jose, Redevelopment Agency, Tax
             Allocation, (Merged Area Redevelopment
             Project), (AMBAC Insured),
             4.750% due 08/01/2012 ..........................       1,912,122
 1,050,000 Santa Ana, COP, (Santa Ana Recycling Project),
             Series A, AMT, (AMBAC Insured),
             5.400% due 05/01/2007 ..........................       1,109,168
   650,000 Santa Clara, Redevelopment Agency, Tax
             Allocation, (Bay Shore North Project),
             (AMBAC Insured),
             7.000% due 07/01/2010 ..........................         766,279
 1,350,000 Solano County, COP, (Solano Park Hospital
             Project), (FSA Insured),
             6.500% due 08/01/2006 ..........................       1,484,811
   995,000 Southern California, Home Financing Authority,
             MFHR, (The Fountains Project), Series A,
             AMT, (AMBAC Insured), (FNMA Collateral),
             5.400% due 01/01/2027 ..........................       1,006,532
   985,000 Stanton, MFHR, (Continental Gardens Apartments),
             AMT, (AMBAC Insured), (FNMA Collateral),
             5.625% due 08/01/2029 ..........................       1,018,057
 1,305,000 Stockton, Community Facilities Supplemental
             Tax, (Mello Roos-Weston Ranch), Series A,
             5.500% due 09/01/2009 ..........................       1,334,519
 1,000,000 Tracy, California Area Public Facilities
             Financing Agency, Special Tax Bonds,
             Community Facilities District No 1987-1-H,
             (MBIA Insured),
             5.875% due 10/01/2013 ..........................       1,074,880
 1,070,000 University of California, Series A, (CONNIE
             LEE Insured),
             5.500% due 09/01/2006 ..........................       1,096,151
 1,000,000 Valley Health Systems, California Hospital
             Revenue, (Hospital Revenue Refunding &
             Improvement Project), Series A,
             (ACA Insured),
             6.125% due 05/15/2005 ..........................       1,034,110
                                                                -------------
                                                                   65,165,367
                                                                -------------
    PUERTO RICO - 0.6%
   412,244 Centro de Recaudaciones de Ingresos
             Municipales, COP,
             6.850% due 10/17/2003 ..........................         419,393
                                                                -------------
           Total Municipal Bonds and Notes
             (Cost $63,687,679) .............................      65,584,760
                                                                -------------
 SHORT-TERM MUNICIPAL BONDS - 2.9%
   700,000 California Statewide Communities Development
             Authority, (John Muir/Mt. Diablo Health Center), (AMBAC Insured),
             4.200% due 08/15/2027+ .........................         700,000
 1,300,000 Orange County Sanitation Districts 1-3, 5-7 &
             11, COP, (AMBAC Insured),
             4.300% due 08/01/2016+ .........................       1,300,000
                                                                -------------
           Total Short-Term Municipal Bonds
             (Cost $2,000,000) ..............................       2,000,000
                                                                -------------
TOTAL INVESTMENTS (Cost $65,687,679*) ................  98.1%      67,584,760
OTHER ASSETS AND LIABILITIES (NET) ...................   1.9        1,297,353
                                                       -----    -------------
NET ASSETS ........................................... 100.0%   $  68,882,113
                                                       =====    =============
----------------------
* Aggregate cost for federal tax purposes.
+ Variable rate demand notes payable upon demand not more than five business days' notice. The interest rate shown reflects the rate in effect at April 30, 2001.

California Insured Intermediate Municipal Fund had the following industry concentrations greater than 10% at April 30, 2001 (as a percentage of net assets):

            Public Education  13.8%

California Insured Intermediate Municipal Fund had the following insurance concentrations greater than 10% at April 30, 2001 (as a percentage of net assets):

            MBIA              40.0%
            AMBAC             28.7%

                                GLOSSARY OF TERMS
  ACA   -- American Capital Access
  AMBAC -- American Municipal Bond Assurance Corporation
  AMT   -- Alternative Minimum Tax CONNIE
  LEE   -- College Construction Loan Association
  COP   -- Certificates of Participation
  FGIC  -- Federal Guaranty Insurance Corporation
  FNMA  -- Federal National Mortgage Association
  FSA   -- Financial Security Assurance
  GNMA  -- Government National Mortgage Association
  GO    -- General Obligation Bonds
  MBIA  -- Municipal Bond Investors Assurance
  MFHR  -- Multi-family Housing Revenue
  SFMR  -- Single Family Mortgage Revenue

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

WM GROUP OF FUNDS

1. ORGANIZATION AND BUSINESS
WM Trust I ("Trust I") and WM Trust II ("Trust II") (collectively, the "Trusts") were organized as Massachusetts business trusts on September 19, 1997 and February 22, 1989, respectively. The Trusts are each registered under the Investment Company Act of 1940, as amended ("1940 Act"), as open-end management investment companies. Trust I and Trust II (with the exception of the Money Market Funds) consist of 14 funds (each a "Fund", collectively, the "Funds"). The financial statements for the Money Market Funds are presented in a separate report.

            TRUST I                          TRUST II

            EQUITY FUNDS                     EQUITY FUNDS
            Equity Income Fund               Growth Fund
            Growth & Income Fund             Small Cap Stock Fund
            Growth Fund of the Northwest     International Growth Fund
            Mid Cap Stock Fund

            FIXED-INCOME FUNDS               FIXED-INCOME FUNDS
            U.S. Government Securities Fund  Short Term Income Fund
            Income Fund
            High Yield Fund
                                             MUNICIPAL FUNDS
            MUNICIPAL FUND                   California Municipal Fund
            Tax-Exempt Bond Fund             California Insured Intermediate
            Municipal Fund

            MONEY MARKET FUNDS
            Money Market Fund                MONEY MARKET FUND
            Tax-Exempt Money Market Fund     California Money Fund

WM Advisors, Inc. (the "Advisor" or "WM Advisors"), serves as investment manager to the Funds. The Advisor is a wholly-owned subsidiary of Washington Mutual, Inc., a publicly owned financial services company.

Each of the Fixed-Income Funds and the Equity Funds offer three classes of shares: Class A shares, Class B shares and Class I shares. Each of the Municipal Funds currently offer Class A and Class B shares. Class A shares of the Funds are subject to an initial sales charge at the time of purchase. Certain Class A shares purchased without an initial sales charge may be subject to a contingent deferred sales charge ("CDSC") if redeemed within two years of purchase. Class B shares are not subject to an initial sales charge although they are generally subject to a CDSC if redeemed within five years of purchase. Class I shares are sold exclusively to the various investment portfolios of the WM Strategic Asset Management Portfolios, LLC, an open-end management investment company, and are not available for direct purchase by investors. Class I shares are not subject to an initial sales charge or CDSC.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.


PORTFOLIO VALUATION:
A security that is primarily traded on a U.S. exchange (including securities traded through the Nasdaq National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the current day's bid and asked prices. Securities traded only on over-the-counter markets (other than the Nasdaq National Market System and U.S. Government Securities) are valued at the over-the-counter bid prices or, if no sale occurred on such day, at the mean of the current bid and asked prices. An option is generally valued at the last sale price or, in the absence of a last sale price, at the mean of the current day's bid and asked prices. Short term debt securities that mature in 60 days or less are valued at amortized cost. The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of 4:00 p.m. Eastern time, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued.

Debt securities of U.S. issuers (other than short-term investments), including municipal securities, are valued by one or more independent pricing services (each a "Pricing Service") retained by the Trusts. When, in the judgment of a Pricing Service, market quotations for these securities are readily available, they are valued at the mean between the quoted bid prices and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by or under the direction of the Board of Trustees, which may rely on the assistance of one or more Pricing Services. The procedures of each Pricing Service are reviewed periodically by the officers of the Trusts under the general supervision and responsibility of the Board of Trustees.

REPURCHASE AGREEMENTS:
Each Fund may engage in repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with whom each Fund enters into repurchase agreements.

FUTURES CONTRACTS:
Certain Funds may engage in futures transactions. The underlying value of a futures contract is incorporated within the unrealized appreciation/(depreciation) shown in the Portfolio of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at April 30, 2001. Buying futures contracts tends to increase the Fund's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Fund's exposure to the underlying instrument, or to hedge other Fund investments.

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statements of Assets and Liabilities. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

FOREIGN CURRENCY:
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. It is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the portion that arises from changes in market prices of investments during the period. Accordingly, all such changes have been reflected as realized and unrealized net gain/(loss) from security transactions in the Statements of Operations.

Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in unrealized appreciation/(depreciation) of foreign currency and other assets and liabilities. Unrealized gains and losses of securities, which result from changes in foreign currency exchange rates as well as changes in market prices of securities, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

FORWARD FOREIGN CURRENCY CONTRACTS:
The Equity Funds and Fixed Income Funds (with the exception of the Equity Income Fund, Growth & Income Fund, Growth Fund of the Northwest and the U.S. Government Securities Fund) may enter into forward foreign currency contracts. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. These Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds' foreign currency exposure. The U.S. dollar market value, contract value and the foreign currencies the Funds have committed to buy or sell are shown in the Portfolio of Investments under the caption "Schedule of Forward Foreign Currency Contracts." These amounts represent the aggregate exposure to each foreign currency the Funds have acquired or hedged through forward foreign currency contracts at April 30, 2001. Forward foreign currency contracts are reflected as both a forward foreign currency contract to buy and a forward foreign currency contract to sell.

Forward foreign currency contracts to buy generally are used to acquire exposure to foreign currencies, while forward foreign currency contracts to sell are used to hedge the Funds' investments against currency fluctuations. Also, a forward foreign currency contract to buy or sell can offset a previously acquired opposite forward foreign currency contract.

Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed or delivery is taken, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the unrealized appreciation/(depreciation) of forward foreign currency contracts reflected in the Funds' Statements of Assets and Liabilities. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's Advisor and/or Sub-advisor will enter into forward foreign currency contracts only with parties approved by the Board of Trustees because there is a risk of loss to the Funds if the counterparties do not complete the transaction.

ILLIQUID INVESTMENTS:
Up to 15% of the net assets of each Fund may be invested in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) futures contracts and options to the extent a liquid secondary market does not exist for the instruments; (4) certain over-the-counter options; (5) certain variable rate demand notes having a demand period of more than seven days; and (6) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined below.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally may be resold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, that investment will be included within the 15% limitation, as applicable, on investment in illiquid securities.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:
Securities transactions are recorded as of the trade date (the date the order to buy or sell is executed). Realized gains and losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount accreted less premiums amortized. Premiums on bonds can be amortized on the basis of any of the following methods: yield-to-maturity, straight-line, or yield-to-call. Discounts can be accreted using yield-to-maturity or straight-line methods. Premiums and discounts on mortgage-backed securities are amortized or accreted using only the straight-line method. The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, which is effective for fiscal years beginning after December 15, 2000. The Trust is required to amortize market premiums and accrete market discounts on debt securities effective January 1, 2001. Prior to January 1, 2001, all Funds accreted discounts (except for the U.S. Government Fund with respect to its mortgage-backed securities investments), and only the Short Term Income Fund amortized premiums. The cumulative effect of this accounting change will have no impact on the total net assets of the Funds. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among the classes of that Fund based upon the relative average net assets of each class.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income of the Fixed-Income Funds and the Municipal Funds are declared daily and paid monthly. Dividends from the net investment income of the Equity Income and the Growth & Income Funds are declared and paid quarterly. Dividends from the net investment income of the Growth Fund are declared and paid semiannually. Dividends from the net investment income of the Growth Fund of the Northwest, International Growth, Mid Cap Stock and Small Cap Stock Funds are declared and paid annually. Distributions of any net long-term capital gains earned by a Fund are made annually. Distributions of any net short-term capital gains earned by a Fund are distributed no less frequently than annually at the discretion of the Board of Trustees. Additional distributions of net investment income and capital gains for each Fund may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, organizational costs, dividends payable, redesignated distributions and differing characterization of distributions made by each Fund as a whole.

FEDERAL INCOME TAXES:
It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its taxable earnings to its shareholders. Therefore, no Federal income tax provision is required.

EXPENSES:
General expenses of the Trusts are allocated to all the Funds based upon relative net assets of each Fund except printing and postage expenses, which are allocated to all the Funds based upon the relative number of shareholder accounts of each Fund. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

OTHER:
The Fixed-Income, Municipal, Equity Income and Growth & Income Funds may purchase floating rate, inverse floating rate and variable rate obligations, including municipal securities and participation interests therein. Floating rate obligations have an interest rate that changes whenever there is a change in the external interest rate, while variable rate obligations provide for a specified periodic adjustment in the interest rate. The interest rate on an inverse floating rate obligation (an "inverse floater") can be expected to move in the opposite direction from the market rate of interest to which the inverse floater is indexed. The Fixed-Income Funds may also purchase mortgage-backed securities that are floating rate, inverse floating rate and variable rate obligations. Although variable rate demand notes are frequently not rated by credit rating agencies, unrated notes purchased by the Fund will be of comparable quality at the time of purchase to rated instruments that may be purchased by such Fund, as determined by the Advisor or Sub-Advisor. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of a particular variable rate demand note in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss as a result, of the default.

An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity.


3. INVESTMENT ADVISORY AND OTHER TRANSACTIONS

WM Advisors serves as investment advisor to the Trusts. The Advisor is entitled to a monthly fee at an annual rate based upon a percentage of the average daily net assets of each Fund at the following rates:

Fees on Net Assets:

                                 FROM $0      FROM $50       FROM $125      FROM $200      FROM $250     FROM $500
                                 TO $50        TO $125        TO $200        TO $250        TO $500      MILLION TO        OVER
                                 MILLION       MILLION        MILLION        MILLION        MILLION      $1 BILLION     $1 BILLION
                                --------------------------------------------------------------------------------------------------
Equity Income Fund                0.625%        0.625%         0.625%         0.625%         0.500%         0.500%         0.500%
Growth & Income Fund              0.625%        0.625%         0.625%         0.625%         0.500%         0.500%         0.500%
Growth Fund of the Northwest      0.625%        0.625%         0.625%         0.625%         0.625%         0.500%         0.375%
Growth Fund                       0.850%        0.850%         0.850%         0.850%         0.850%         0.850%         0.850%
Mid Cap Stock Fund                0.750%        0.750%         0.750%         0.750%         0.750%         0.750%         0.750%
Small Cap Stock Fund              0.850%        0.850%         0.850%         0.850%         0.850%         0.850%         0.850%
International Growth Fund         1.100%        1.000%         0.800%         0.800%         0.800%         0.800%         0.800%
Short Term Income Fund            0.500%        0.500%         0.500%         0.450%         0.450%         0.400%         0.400%
U.S. Government Securities Fund   0.500%        0.500%         0.500%         0.500%         0.500%         0.500%         0.500%
Income Fund                       0.500%        0.500%         0.500%         0.500%         0.500%         0.500%         0.500%
High Yield Fund                   0.625%        0.625%         0.625%         0.625%         0.500%         0.500%         0.500%
Tax-Exempt Bond Fund              0.500%        0.500%         0.500%         0.500%         0.400%         0.400%         0.400%
California Municipal Fund         0.500%        0.500%         0.500%         0.500%         0.500%         0.500%         0.500%
California Insured Intermediate
   Municipal Fund                 0.500%        0.500%         0.500%         0.500%         0.500%         0.500%         0.500%


The Advisor has agreed to waive a portion of its management fees and/or reimburse expenses. Fees waived by the Advisor for the six months ended April 30, 2001 were as follows:

    NAME OF FUND                                               FEES WAIVED
    ------------                                               -----------
    Short Term Income Fund                                    $  206,931
    California Insured Intermediate Municipal Fund                57,047

WM Shareholder Services, Inc. (the "Transfer Agent"), an indirect wholly owned subsidiary of Washington Mutual, serves as the transfer and shareholder servicing agent of the Funds. Shareholder servicing fees were paid to the Transfer Agent for services incidental to issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. The authorized monthly shareholder servicing fee is $1.61, $1.80 and $1.80 for both Class A and Class B shareholder accounts for the Equity Fund, Fixed-Income Funds and the Municipal Funds, respectively. Class I shares are not subject to shareholder servicing fees.

Custodian fees for certain Funds have been reduced by credits allowed by the Funds' custodian for uninvested cash balances. These Funds could have invested this cash in income producing securities. Fees reduced by credits allowed by the custodian for the six months ended April 30, 2001 are shown separately in the Statements of Operations.

4. TRUSTEES' FEES

No director, officer or employee of Washington Mutual or its subsidiaries receives any compensation from the Trusts for serving as an officer or Trustee of the Trusts. The Trusts, together with other mutual funds advised by WM Advisors, Inc., pays each Trustee who is not an officer or employee of Washington Mutual or its subsidiaries, $18,000 per annum plus $3,000 per board meeting attended or $1,000 per board meeting attended by telephone. The Lead Trustee receives an additional $6,000 per annum. Trustees are also reimbursed for travel and out-of-pocket expenses. The Chairman of each committee receives an additional $1,000 per committee meeting attended. The members of each committee receive an additional $500 per committee meeting attended.

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Trusts' eligible Trustees may participate in a deferred compensation plan (the "Plan") which may be terminated at any time. Under the Plan, Trustees may elect to defer receipt of all or a portion of their fees which, in accordance with the Plan, are invested in mutual fund shares. Upon termination of the Plan, Trustees that have deferred accounts under the Plan will be paid benefits no later than the time the payments would otherwise have been made without regard to such termination. All benefits provided under these Plans are funded and any payments to plan participants are paid solely out of the Trusts' assets.


5. DISTRIBUTION PLANS

WM Funds Distributor, Inc. (the "Distributor"), a registered broker-dealer and an indirect wholly owned subsidiary of Washington Mutual, serves as distributor for Class A and Class B shares. For the six months ended April 30, 2001, the Distributor received $2,166,927 representing commissions (front-end sales charges) on Class A shares and $6,642,702 representing CDSC fees from Class B shares. For the six months ended April 30, 2001, WM Financial Services, Inc. ("WMFS"), also a registered broker-dealer, for the Funds, received $13,003 representing commissions on Class A shares and $24,830 representing CDSC fees from Class B shares.

Each of the Funds, has adopted two distribution plans, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A and Class B shares of the Fund (each, a "Rule 12b-1 Plan"), respectively. There are no 12b-1 Plans applicable to Class I shares of the Funds. Under the applicable Rule 12b-1 Plans, the Distributor receives a service fee at an annual rate of 0.25% of the average daily net assets of both classes. In addition, the Distributor is paid a fee as compensation in connection with the offering and sale of Class B shares at an annual rate of 0.75% of the average daily net assets of such shares. These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. Because the Distributor may retain any amount of its fee that is not so expended, the Rule 12b-1 Plans are characterized by the SEC as "compensation-type" plans. The service fee is paid by the Fund to the Distributor, which in turn, pays a portion of the service fee to broker/dealers that provide services, such as accepting telephone inquiries and transaction requests and processing correspondences, new account applications and subsequent purchases by check for the shareholders. Under their terms, both Rule 12b-1 plans shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of such distribution plans, or any agreements related to such plans, respectively.

6. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the six months ended April 30, 2001 were as follows:

     NAME OF FUND                              PURCHASES          SALES
     ------------                              ---------          -----
    Equity Income Fund ..................... $137,559,356    $ 50,430,836
    Growth & Income Fund ...................  364,369,149     349,304,258
    Growth Fund of the Northwest ...........  126,023,020     119,357,299
    Growth Fund ............................  378,354,070     385,001,428
    Mid Cap Stock Fund .....................   44,036,947      33,712,744
    Small Cap Stock Fund ...................   72,953,327      71,257,912
    International Growth Fund ..............   44,563,466      29,420,911
    Short Term Income Fund .................   10,613,416       8,676,439
    U.S. Government Securities Fund ........         --            29,538
    Income Fund ............................   82,643,831      21,798,505
    High Yield Fund ........................   59,668,657      37,811,112
    Tax-Exempt Bond Fund ...................   46,636,151      47,045,892
    California Municipal Fund ..............  154,711,566     126,746,349
    California Insured Intermediate
      Municipal Fund .......................   12,135,552      11,372,957

The aggregate cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments, for the six months ended April 30, 2001, were as follows:

     NAME OF FUND                              PURCHASES          SALES
     ------------                              ---------          -----
    Equity Income Fund ..................... $       --      $    355,364
    Short Term Income Fund .................    6,740,039       6,593,426
    U.S. Government Securities Fund ........   81,913,326      42,081,719
    Income Fund ............................   19,905,091      48,069,329

At April 30, 2001, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were as follows:


                                                 TAX BASIS       TAX BASIS
                                                UNREALIZED      UNREALIZED
     NAME OF FUND                              APPRECIATION    DEPRECIATION
     ------------                              ------------    ------------

    Equity Income Fund ..................... $ 62,891,750    $  7,255,777
    Growth & Income Fund ...................  379,214,180      58,635,147
    Growth Fund of the Northwest ...........  216,835,936      79,597,771
    Growth Fund ............................  136,274,628     109,707,173
    Mid Cap Stock Fund .....................   56,231,418      12,281,999
    Small Cap Stock Fund ...................   58,204,733     126,981,269
    International Growth Fund ..............   21,225,607      17,104,393
    Short Term Income Fund .................    2,166,963         272,921
    U.S. Government Securities Fund ........    8,563,010       2,302,933

                                                 TAX BASIS       TAX BASIS
                                                UNREALIZED      UNREALIZED
     NAME OF FUND                              APPRECIATION    DEPRECIATION
     ------------                              ------------    ------------
    Income Fund ............................ $ 16,805,098    $ 17,070,172
    High Yield Fund ........................   10,247,437      29,356,931
    Tax-Exempt Bond Fund ...................   16,127,731         784,957
    California Municipal Fund ..............   17,048,546       4,624,914
    California Insured Intermediate
      Municipal Fund .......................    2,167,948         270,867

7. LENDING OF SECURITIES

Certain Funds may lend securities to brokers, dealers and other financial organizations to earn additional income. Each security loan is collateralized with collateral assets in an amount equal to or greater than the current market value of the loaned securities. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

At April 30, 2001, the following Funds had outstanding loans of securities to certain brokers, dealers or other financial institutions for which each Fund has segregated cash and/or securities equivalent to 100% of the market value of securities loaned with the Funds' custodian:

                                             MARKET VALUE
                                               OF LOANED      MARKET VALUE
            NAME OF FUND                       SECURITIES     OF COLLATERAL
            ------------                       ----------     -------------
    Equity Income Fund ..................... $  2,356,804    $  2,411,480
    Growth & Income Fund ...................   26,162,365      26,899,300
    Growth Fund of the Northwest Fund ......    8,763,801       9,003,750
    Growth Fund ............................   13,899,839      14,064,156
    Mid Cap Stock Fund .....................      775,528         819,868
    Small Cap Stock Fund ...................    5,418,848       6,556,212
    International Growth Fund ..............   21,534,851      23,308,328
    Short Term Income Fund .................    9,719,392      10,088,529
    U.S. Government Securities Fund ........   30,295,524      31,528,026
    Income Fund ............................   73,964,603      77,442,831
    High Yield Fund ........................   38,305,150      39,433,580

8. SHARES OF BENEFICIAL INTEREST

The Trusts may issue an unlimited number of shares of beneficial interest, each without par value.

9. GEOGRAPHIC AND INDUSTRY CONCENTRATION AND RISK FACTORS

There are certain risks arising from the California Municipal and California Insured Intermediate Municipal Funds' investments in California municipal securities. The California Municipal and California Insured Intermediate Municipal Funds' are more susceptible to factors adversely affecting issuers of California municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Uncertain economic conditions or governmental developments may affect the ability of California municipal securities issuers to meet their financial obligations.

The Equity Funds, Short Term Income Fund, Income Fund and High Yield Fund, invest in securities of foreign companies and foreign governments. There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political and economic developments and the possible imposition of currency exchange restrictions or other foreign laws or restrictions.

The Growth Fund of the Northwest concentrates its investments in companies located or doing business in the Northwest region of the United States. The Growth Fund of the Northwest is not intended as a complete investment program and could be adversely impacted by economic trends within the region.

Certain Funds may invest a portion of their assets in foreign securities; developing or emerging markets countries entering into forward foreign currency transactions; lend their portfolio securities; enter into stock index, interest rate and currency futures contracts, and options on such contracts; enter into interest rate swaps or purchase or sell interest rate caps or floors; engage in other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; engage in repurchase or reverse repurchase agreements; purchase and sell "when-issued" securities and engage in "delayed-delivery" transactions; and engage in various other investment practices, each with inherent risks.


10.   REORGANIZATION

On November 20, 2000 the Tax-Exempt Bond Fund ("Acquiring Fund") acquired the assets and certain liabilities of the Florida Insured Municipal Fund ("Acquired Fund") in a non-taxable exchange for shares of the Acquiring Fund, pursuant to the plan of reorganization approved by the Florida Insured Municipal Fund's shareholders. Total shares issued by the Acquiring Fund, the value of the shares issued by the Acquiring Fund, and the total net assets of the Acquired Fund and the Acquiring Fund and any unrealized appreciation included in the Acquired Funds total net assets at the acquisition date are as follows:

                                                                     TOTAL NET
          SHARES       VALUE OF      TOTAL NET     TOTAL NET         ASSETS OF      ACQUIRED
         ISSUED BY   SHARES ISSUED   ASSETS OF     ASSETS OF         ACQUIRING        FUND
         ACQUIRING   BY ACQUIRING    ACQUIRED      ACQUIRING         FUND AFTER     UNREALIZED
           FUND          FUND          FUND           FUND          ACQUISITION    APPRECIATION
     ------------    -------------   ---------     ---------        -----------    ------------
       1,741,280      $13,117,946   $13,117,946  $233,775,245       $246,893,191     $475,085


                      This page left blank intentionally.

This Semi-Annual Report is published for the general information of the shareholders of the WM Group of Funds. It is authorized for distribution to prospective investors only when preceded or accompanied by a current WM Group of Funds prospectus. A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

The WM Group of Funds are not insured by the FDIC. They are not deposits or obligations of, nor are they guaranteed by, any bank. These securities are subject to investment risk, including possible loss of principal amount invested.

Distributed by
WM Funds Distributor, Inc.
Member NASD


[logo] WM                                                    --------------
       GROUPofFUNDS                                             PRSRT STD
                                                              U.S. POSTAGE
P.O. Box 9757                                                     paid
Providence, RI 02940-9757                                    N. READING, MA
                                                               PERMIT #105
                                                             --------------


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